UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Global Small-Cap Fund Annual Report January 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2015

Parametric Global Small-Cap Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	30

Federal Tax Information	31

Management and Organization	32

Important Notices	35

Parametric Global Small-Cap Fund

January 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended January 31, 2015, “decoupling” was the theme of global equity markets, as U.S. stock market performance seemed to diverge from the rest of the world. An ongoing, modest economic recovery in the U.S. contrasted sharply with slowing or stagnant growth in most other regions. In the European Union, growth appeared to stall and Germany, one of the world’s leading exporters, experienced two consecutive quarters of near-zero GDP growth. Japan slid into recession, while China missed its self-imposed growth target. In January 2015, worries about growth overseas led to pullbacks in the U.S. stock indexes, although they ended the 12-month period with solid gains.

On the plus side, falling crude oil prices, brought on by increased supply and weaker global demand, were generally viewed as a positive development for developed economies and China, most of which are net importers of oil. Lower crude prices, however, weighed heavily on emerging-market economies dependent on oil exports.

Decoupling was evident in the returns posted by the major market indexes. The MSCI World Index2, a proxy for global equities, rose 7.00% for the 12-month period ended January 31, 2015, powered largely by U.S. growth — whereas the MSCI World ex USA Index lost 0.65% for the same period. The MSCI EAFE Index of developed-market international equities fell 0.43%, primarily due to weakness in European stocks and the decline of the euro against the U.S. dollar. The MSCI Emerging Markets Index, meanwhile, gained 5.23%, but was down more than 9% in the second half of the period. In the U.S., the Dow Jones Industrial Average advanced 11.91% and the broader U.S. market, as measured by the S&P 500 Index, returned 14.22%.

Fund Performance

For the 12-month period ended January 31, 2015, Parametric Global Small-Cap Fund (the Fund) had a total return of 2.68% for Institutional Class shares at net asset value (NAV), outperforming the Fund’s benchmark, the Russell Global 2000 Index (the Index), which had a total return of 1.87% for the same period.

Factors contributing to the Fund’s performance relative to the Index included the Fund’s overweight position in India, which had strong positive returns for the 12-month period. In addition, the Fund’s sector and security diversification6 within India also benefited the Fund’s relative performance versus the Index. The Fund’s U.S. stock holdings were also additive to relative performance, despite the Fund’s underweight in the strong-performing U.S. market. In Canada, a combination of the Fund’s underweight relative to the Index and stock selection within the country aided the Fund’s performance versus the Index.

Factors detracting from the Fund’s performance relative to the Index included the Fund’s overweight position in Brazil, as well as sector diversification within that country. Furthermore, the Fund’s slight overweight in Russia negatively impacted relative performance versus the Index, as the Russian market plummeted amid economic sanctions and the collapse in crude oil prices. Lastly, the Fund’s overweight in Greece hurt performance versus the Index, as that market severely declined during the period over increasing worries about the Greek elections, which threatened to ignite another euro crisis.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance lessthan one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current perfor-mance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the mostrecent month-end, please refer to eatonvance.com.

2

Parametric Global Small-Cap Fund

January 31, 2015

Performance2,3

Portfolio Managers David Stein, Ph.D., Thomas Seto and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Institutional Class at NAV	12/20/2012	12/20/2012	2.68%	—	8.72%
Russell Global 2000 Index	—	—	1.87%	10.43%	10.30%

% Total Annual Operating Expense Ratios[4]					Institutional Class
Gross					3.72%
Net					0.86

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Global Small-Cap Fund

January 31, 2015

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Alaska Air Group, Inc.	0.5%
Ulta Salon, Cosmetics & Fragrance, Inc.	0.4
Allegiant Travel Co.	0.4
Alkermes PLC	0.4
American Airlines Group, Inc.	0.4
Signet Jewelers, Ltd.	0.4
Endo International PLC	0.4
Inmarsat PLC	0.4
Costar Group, Inc.	0.4
Puma Biotechnology, Inc.	0.4

Total	4.1%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric Global Small-Cap Fund

January 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. The MSCI World ex USA Index is an unmanaged index of large-cap and mid-cap equity securities across the developed markets, excluding the U.S. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging-markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Russell Global 2000 Index is an unmanaged index of 2,000 global small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/15. Without the reimbursement, if applicable, performance would have been lower.

[5]	Excludes cash and cash equivalents.

[6]	Diversification cannot ensure a profit or eliminate the risk of loss.

Fund profile subject to change due to active management.

5

Parametric Global Small-Cap Fund

January 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 – January 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)		Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$967.10	$4.21	**	0.85%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.90	$4.33	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments

Common Stocks — 99.2%

Security	Shares	Value

Australia — 3.2%
Adelaide Brighton, Ltd.	970	$2,688
Alumina, Ltd.(1)	3,204	4,796
Amcom Telecommunications, Ltd.	2,585	5,727
Ansell, Ltd.	486	8,531
Aristocrat Leisure, Ltd.	984	5,331
AWE, Ltd.(1)	3,708	3,850
Beach Energy, Ltd.	4,500	3,350
Bega Cheese, Ltd.	902	3,570
CSG, Ltd.	4,974	4,634
CSR, Ltd.	1,082	3,342
Downer EDI, Ltd.	935	3,036
Drillsearch Energy, Ltd.(1)	2,054	1,238
DUET Group	5,309	10,330
DuluxGroup, Ltd.	752	3,483
Echo Entertainment Group, Ltd.	1,151	3,596
Energy Resources of Australia, Ltd.(1)	3,794	3,852
Federation Centres	2,213	5,191
Goodman Fielder, Ltd.	6,341	3,147
GrainCorp, Ltd., Class A	840	5,798
Greencross, Ltd.	371	2,557
Investa Office Fund	2,551	7,629
IOOF Holdings, Ltd.	535	3,904
iProperty Group, Ltd.(1)	2,043	4,362
Iress, Ltd.	881	7,048
JB Hi-Fi, Ltd.	315	4,083
M2 Group, Ltd.	1,436	10,002
Macquarie Atlas Roads Group	1,021	2,329
Mesoblast, Ltd.(1)	791	2,457
Monadelphous Group, Ltd.	215	1,354
Myer Holdings, Ltd.	1,814	2,185
NEXTDC, Ltd.(1)	2,526	3,819
Platinum Asset Management, Ltd.	575	3,865
Primary Health Care, Ltd.	1,699	6,085
Qube Holdings, Ltd.	1,740	3,153
REA Group, Ltd.	67	2,563
Reece Australia, Ltd.	125	3,136
Regis Resources, Ltd.(1)	1,971	2,967
Select Harvests, Ltd.	642	3,296
Sims Metal Management, Ltd.	311	2,616
Spark Infrastructure Group	6,295	10,424
Tassal Group, Ltd.	1,158	3,382
Technology One, Ltd.	1,619	4,158
TPG Telecom, Ltd.	819	4,236

Security	Shares	Value

Australia (continued)
Transpacific Industries Group, Ltd.	4,376	$2,799
Whitehaven Coal, Ltd.(1)	2,505	2,392

		$192,291

Austria — 0.4%
AMAG Austria Metall AG(2)	72	$2,254
ams AG	88	3,445
CA Immobilien Anlagen AG(1)	146	2,957
Conwert Immobilien Invest SE(1)	261	3,037
DO & Co. AG	59	4,370
Flughafen Wien AG	30	2,607
Kapsch TrafficCom AG(1)	97	2,228
RHI AG	125	3,279
Wienerberger AG	186	2,628

		$26,805

Belgium — 0.8%
Agfa-Gevaert NV(1)	823	$1,922
Barco NV	38	2,446
Befimmo SCA Sicafi	28	2,137
Bekaert SA NV	76	2,294
Cofinimmo	20	2,445
Compagnie d’Entreprises CFE	56	5,332
D’Ieteren SA NV	85	2,745
Elia System Operator SA NV	124	5,446
Euronav SA(1)	475	5,569
EVS Broadcast Equipment SA	60	2,023
Fagron	45	1,837
Gimv NV	47	2,127
Kinepolis	71	3,117
Mobistar SA(1)	268	5,956
Tessenderlo Chemie NV(1)	113	2,925
ThromboGenics NV(1)	220	1,724

		$50,045

Brazil — 1.7%
Abril Educacao SA(1)	600	$2,167
Aliansce Shopping Centers SA	500	3,000
All America Latina Logistica SA	1,980	2,841
BR Properties SA	1,400	4,649
Bradespar SA, PFC Shares	650	2,812
Brasil Pharma SA(1)	8,000	3,339
CETIP SA - Mercados Organizados	250	3,210
Duratex SA	1,550	4,292
EDP-Energias do Brasil SA	600	1,936

7	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Equatorial Energia SA	900	$8,385
Estacio Participacoes SA	500	3,110
Linx SA	125	2,205
Localiza Rent a Car SA	200	2,601
LPS Brasil Consultoria de Imoveis SA	500	1,064
Mahle-Metal Leve SA Industria e Comercio	500	3,727
Marcopolo SA, PFC Shares	1,800	1,798
Metalurgica Gerdau SA, PFC Shares	900	3,300
Minerva SA(1)	600	1,930
PDG Realty SA Empreendimentos e Participacoes(1)	5,200	1,008
Profarma Distribuidora de Produtos Farmaceuticos SA	625	1,626
QGEP Participacoes SA	700	1,487
Qualicorp SA(1)	1,275	12,616
Raia Drogasil SA	500	4,817
Santos Brasil Participacoes SA	855	4,372
Sao Martinho SA	200	2,539
Sonae Sierra Brasil SA	400	2,318
Totvs SA	775	9,696
Valid Solucoes SA	200	2,866

		$99,711

Canada — 3.0%
Aimia, Inc.	172	$1,845
Air Canada(1)	380	3,514
Alamos Gold, Inc.	341	1,819
Allied Properties Real Estate Investment Trust	181	5,698
Amaya, Inc.(1)	105	2,720
Birchcliff Energy, Ltd.(1)	378	2,023
Bonterra Energy Corp.	78	2,440
Canadian Western Bank	92	1,866
Canfor Corp.(1)	371	9,270
Capital Power Corp.	566	11,265
CCL Industries, Inc.	76	7,856
Celestica, Inc.(1)	500	5,603
China Gold International Resources Corp., Ltd.(1)	1,591	2,717
Cineplex, Inc.	59	2,098
Computer Modelling Group, Ltd.	220	1,901
Concordia Healthcare Corp.	98	4,236
Constellation Software, Inc.	24	6,650
Descartes Systems Group, Inc. (The)(1)	247	3,773
DH Corp.	198	5,530
Dollarama, Inc.	214	10,164
E-L Financial Corp, Ltd.	4	2,131
Enbridge Income Fund Holdings, Inc.	111	3,596
Enerflex, Ltd.	317	3,991
First Majestic Silver Corp.(1)	665	4,108

Security	Shares	Value

Canada (continued)
Freehold Royalties, Ltd.	114	$1,599
Gibson Energy, Inc.	96	1,708
Gran Tierra Energy, Inc.(1)	526	1,138
High Liner Foods, Inc.	109	1,934
Home Capital Group, Inc.	190	6,280
Imperial Metals Corp.(1)	302	2,127
Just Energy Group, Inc.	622	3,157
MacDonald Dettwiler & Associates, Ltd.	57	4,187
Manitoba Telecom Services, Inc.	89	1,797
Maple Leaf Foods, Inc.	233	3,737
Medical Facilities Corp.	199	3,068
Mullen Group, Ltd.	179	2,872
North West Co., Inc. (The)	352	7,357
Northland Power, Inc.	529	7,119
Parkland Fuel Corp.	150	2,584
Pason Systems, Inc.	201	2,833
Quebecor, Inc., Class B	123	3,083
Ritchie Bros Auctioneers, Inc.	132	3,309
RONA, Inc.	382	3,845
Russel Metals, Inc.	78	1,438
Toromont Industries, Ltd.	104	2,261
WestJet Airlines, Ltd.	153	3,675
Westshore Terminals Investment Corp.	91	2,292

		$180,214

Chile — 0.4%
A.F.P. Habitat SA	3,057	$4,198
Almendral SA	45,176	3,137
Banmedica SA	2,310	4,011
Besalco SA	3,333	1,647
Inversiones Aguas Metropolitanas SA	2,520	3,902
Ripley Corp. SA	8,187	3,371
Vina Concha y Toro SA	2,004	3,653

		$23,919

China — 3.5%
ANTA Sports Products, Ltd.	2,000	$3,541
Anton Oilfield Services (Group), Ltd.	8,000	1,550
Beijing Enterprises Water Group, Ltd.(1)	8,000	5,221
Beijing Jingneng Clean Energy Co., Ltd., Class H	8,000	3,199
C.P. Pokphand Co., Ltd.	30,000	3,401
Carnival Group International Holdings, Ltd.(1)	30,000	4,825
China Datang Corp. Renewable Power Co., Ltd., Class H	18,000	2,592
China Foods, Ltd.(1)	8,000	2,638
China High Speed Transmission Equipment Group Co., Ltd.(1)	4,000	2,824

8	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
China Medical System Holdings, Ltd.	5,000	$8,635
China Modern Dairy Holdings, Ltd.(1)	9,000	2,894
China Oil & Gas Group, Ltd.	20,000	2,577
China Pharmaceutical Group, Ltd.	4,000	3,359
China Power International Development, Ltd.	11,000	6,330
China Rongsheng Heavy Industries Group Holdings, Ltd.(1)	13,000	1,180
China Shineway Pharmaceutical Group, Ltd.	2,000	3,133
China Singyes Solar Technologies Holdings, Ltd.(1)	2,000	2,795
China South City Holdings, Ltd.	8,000	2,627
China Suntien Green Energy Corp., Ltd., Class H	9,000	2,002
China Tian Lun Gas Holdings, Ltd.(1)	3,000	3,145
China Travel International Investment Hong Kong, Ltd.	20,000	6,640
China Zhongwang Holdings, Ltd.	7,600	3,343
CIMC Enric Holdings, Ltd.	4,000	3,065
CITIC Telecom International Holdings, Ltd.	12,000	3,709
Dah Chong Hong Holdings, Ltd.	5,000	2,928
E-House China Holdings, Ltd. ADR	300	2,061
Franshion Properties China, Ltd.	10,000	2,936
Guangzhou Automobile Group Co., Ltd., Class H	2,000	1,824
Haitian International Holdings, Ltd.	2,000	3,888
Hanergy Thin Film Power Group, Ltd.(1)	26,000	12,045
Huabao International Holdings, Ltd.	5,000	3,940
Hunan Nonferrous Metals Corp., Ltd., Class H(1)	10,000	5,176
Kingsoft Corp, Ltd.	3,000	7,149
Leju Holdings, Ltd. ADR(1)	15	153
MMG, Ltd.	8,000	2,289
Newocean Energy Holdings, Ltd.	14,000	5,149
Shenguan Holdings Group, Ltd.	10,000	2,789
Shenzhen International Holdings, Ltd.	2,500	3,603
Shenzhen Investment, Ltd.	8,000	2,299
Shougang Fushan Resources Group, Ltd.	14,000	2,976
Sino Biopharmaceutical, Ltd.	4,000	3,996
Sinopec Engineering Group Co., Ltd., Class H	2,500	1,782
Sinopec Kantons Holdings, Ltd.	10,000	7,904
SouFun Holdings, Ltd. ADR	520	3,177
Sunac China Holdings, Ltd.	5,000	4,476
TAL Education Group ADR(1)	100	3,101
Uni-President China Holdings, Ltd.	5,000	4,324
Vinda International Holdings, Ltd.	3,000	4,960
Vipshop Holdings, Ltd. ADR(1)	370	8,284
WuXi PharmaTech (Cayman), Inc. ADR(1)	227	9,103
Yingde Gases Group Co.	6,500	4,380
Youku Tudou, Inc. ADR(1)	114	1,911
Yuexiu Property Co., Ltd.	14,000	2,757
YY, Inc. ADR(1)	28	2,015

		$208,600

Security	Shares	Value

Denmark — 0.8%
ALK-Abello A/S	19	$2,161
Auriga Industries A/S, Class B(1)	93	4,401
Bang & Olufsen A/S(1)	487	3,368
D/S Norden A/S	91	1,882
GN Store Nord A/S	153	3,430
NKT Holding A/S	39	2,003
Royal Unibrew A/S(1)	36	6,137
SimCorp A/S	218	6,335
Spar Nord Bank A/S	285	2,570
Sydbank A/S(1)	108	3,042
Topdanmark A/S(1)	96	3,212
United International Enterprises, Ltd.	19	2,849
Vestas Wind Systems A/S(1)	86	3,341
Zealand Pharma A/S(1)	205	2,657

		$47,388

Finland — 0.8%
Amer Sports Oyj	200	$3,815
Citycon Oyj	974	3,302
F-Secure Oyj	1,008	2,606
Huhtamaki Oyj	222	6,086
Oriola-KD Oyj, Series B(1)	1,275	5,197
Raisio Oyj	1,138	5,468
Ramirent Oyj	365	3,014
Stockmann Oyj Abp, Class B	370	2,567
Technopolis Oyj	672	3,046
Tieto Oyj	211	5,185
Tikkurila Oyj	160	2,887
Uponor Oyj	193	2,941
Valmet Oyj	305	3,927

		$50,041

France — 3.5%
Alten SA	168	$7,037
Arkema SA	160	11,413
bioMerieux	62	6,773
Bollore SA	2,953	12,709
CGG SA(1)	879	4,869
Edenred	176	5,058
Etablissements Maurel et Prom(1)	504	4,071
Eutelsat Communications SA	98	3,367
Fonciere des Regions	52	5,327
Gecina SA	35	4,586
Groupe Eurotunnel SE	407	5,465
ICADE	48	4,190

9	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

France (continued)
Imerys SA	91	$6,571
Ingenico	191	19,968
Ipsen SA	130	6,616
IPSOS	159	4,143
Lagardere SCA	116	3,173
MPI	747	2,546
Orpea	44	2,860
Remy Cointreau SA	165	12,212
Rubis SCA	174	10,091
Sartorius Stedim Biotech	28	5,450
SCOR SE	198	6,164
Societe d’Edition de Canal	781	5,261
UBISOFT Entertainment(1)	575	11,542
Veolia Environnement SA	733	13,428
Vicat	71	4,986
Vilmorin & Cie SA	51	4,487
Virbac SA	49	10,877
Zodiac Aerospace	164	5,439

		$210,679

Germany — 3.7%
Aixtron SE(1)	195	$1,542
Aurubis AG	78	4,229
Axel Springer SE	52	3,197
BayWa AG	46	1,809
Bechtle AG	33	2,789
Bilfinger SE	33	1,724
Biotest AG, PFC Shares	27	3,306
Brenntag AG	78	4,246
Carl Zeiss Meditec AG	175	4,616
Celesio AG	125	3,703
CTS Eventim AG & Co. KGaA	129	3,690
Deutsche EuroShop AG	219	10,146
Deutsche Lufthansa AG	142	2,402
Dialog Semiconductor PLC(1)	167	6,387
Draegerwerk AG & Co. KGaA, PFC Shares	33	3,323
Fielmann AG	46	3,127
Fraport AG	37	2,261
Freenet AG	724	21,557
Fuchs Petrolub SE	87	3,286
Fuchs Petrolub SE, PFC Shares	125	5,140
GAGFAH SA(1)	233	5,192
Gerresheimer AG	82	4,471
Gerry Weber International AG	112	4,315
Hannover Rueck SE	76	6,812
Hawesko Holding AG	53	2,390

Security	Shares	Value

Germany (continued)
Hugo Boss AG	29	$3,744
K&S AG	253	7,988
Kabel Deutschland Holding AG(1)	26	3,532
Krones AG	32	3,030
KUKA AG	48	3,245
LEG Immobilien AG(1)	74	5,666
MTU Aero Engines AG	32	2,928
Pfeiffer Vacuum Technology AG	51	4,580
ProSiebenSat.1 Media AG	136	6,020
QSC AG	875	1,737
Rheinmetall AG	39	1,688
Rhoen-Klinikum AG	256	6,782
Sky Deutschland AG(1)	476	3,570
Software AG	105	2,779
Suedzucker AG	333	4,187
Symrise AG	169	11,061
TAG Immobilien AG	228	2,962
Telefonica Deutschland Holdings AG(1)(2)	1,268	7,035
United Internet AG	110	4,765
Vossloh AG	59	3,778
Wincor Nixdorf AG	53	2,429
Wirecard AG	238	10,638

		$219,804

Greece — 0.4%
Ellaktor SA(1)	1,575	$3,017
GEK Terna Holding Real Estate Construction SA(1)	686	1,357
Hellenic Exchanges SA(1)	486	2,607
Intralot SA(1)	1,505	2,225
JUMBO SA	210	1,995
LAMDA Development SA(1)	461	1,467
Navios Maritime Acquisition Corp.	800	2,664
StealthGas, Inc.(1)	500	2,640
Terna Energy SA(1)	1,369	3,297

		$21,269

Hong Kong — 1.7%
APT Satellite Holdings, Ltd.	2,500	$3,400
Brightoil Petroleum Holdings, Ltd.(1)	12,000	2,915
Century Sunshine Group Holdings, Ltd.	20,000	2,039
Champion REIT	6,000	2,938
China Traditional Chinese Medicine Co., Ltd.(1)	10,000	6,513
China Water Industry Group, Ltd.(1)	16,000	3,003
Chow Sang Sang Holdings International, Ltd.	2,000	5,301
CK Life Sciences International Holdings, Inc.	48,000	4,884

10	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)
Fortune Real Estate Investment Trust	3,000	$3,360
G-Resources Group, Ltd.(1)	114,000	3,235
Giordano International, Ltd.	6,000	2,839
Great Eagle Holdings, Ltd.	1,000	3,330
HC International, Inc.(1)	2,000	1,486
Honbridge Holdings, Ltd.(1)	14,000	2,490
Hopewell Highway Infrastructure, Ltd.	50	24
Hopewell Holdings, Ltd.	1,000	3,748
Johnson Electric Holdings, Ltd.	1,500	5,457
Pacific Andes International Holdings, Ltd.	100,000	3,423
PCCW, Ltd.	14,000	9,251
SA SA International Holdings, Ltd.	4,000	2,579
Sino Oil and Gas Holdings, Ltd.(1)	95,000	1,992
Techtronic Industries Co., Ltd.	1,000	3,266
Tongda Group Holdings, Ltd.	20,000	2,641
Towngas China Co., Ltd.	4,000	3,493
Transport International Holdings, Ltd.	1,600	3,945
Truly International Holdings	8,000	2,889
Up Energy Development Group, Ltd.(1)	28,000	2,059
Vitasoy International Holdings, Ltd.	2,000	2,773
Yanchang Petroleum International, Ltd.(1)	50,000	1,964
Yuexiu Real Estate Investment Trust	6,000	3,165

		$100,402

India — 0.0%(3)
WNS Holdings, Ltd. ADR(1)	130	$2,925

		$2,925

Indonesia — 0.4%
Ciputra Development Tbk PT	33,000	$3,721
Gajah Tunggal Tbk PT	26,000	2,985
Garuda Indonesia Persero Tbk PT(1)	103,402	4,849
Holcim Indonesia Tbk PT	17,500	2,709
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	31,500	4,559
Sigmagold Inti Perkasa Tbk PT(1)	85,000	3,139
Siloam International Hospitals Tbk PT(1)	1,300	1,373
Sugih Energy Tbk PT(1)	91,000	2,987

		$26,322

Ireland — 0.4%
C&C Group PLC	1,034	$4,030
Dalata Hotel Group PLC(1)	534	1,770
FBD Holdings PLC	164	2,036
FleetMatics Group PLC(1)	127	4,497
Grafton Group PLC	635	6,391

Security	Shares	Value

Ireland (continued)
Kenmare Resources PLC(1)	15,591	$776
UDG Healthcare PLC	631	3,722

		$23,222

Israel — 0.4%
Cellcom Israel, Ltd.(1)	304	$1,605
Evogene, Ltd.(1)	233	1,925
EZchip Semiconductor, Ltd.(1)	130	2,438
Frutarom Industries, Ltd.	151	4,732
Harel Insurance Investments & Financial Services, Ltd.	1,099	4,891
Oil Refineries, Ltd.(1)	12,316	3,583
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	70	2,764
Shikun & Binui, Ltd.	1,434	2,716
SodaStream International, Ltd.(1)	75	1,355

		$26,009

Italy — 1.7%
A2A SpA	2,987	$2,847
ACEA SpA	349	3,923
Amplifon SpA	823	4,923
Ansaldo STS SpA	280	2,814
Atlantia SpA	165	4,247
Autogrill SpA(1)	314	2,682
Banca Generali SpA	173	4,833
Banca Popolare di Milano Scarl(1)	6,380	5,107
Banco Popolare SC(1)	202	2,549
Brembo SpA	74	2,608
Brunello Cucinelli SpA	131	2,695
Buzzi Unicem SpA	679	8,336
Buzzi Unicem SpA, PFC Shares	291	2,215
Danieli SpA	139	3,408
De’Longhi SpA	222	4,002
Ei Towers SpA(1)	56	2,779
Engineering SpA	56	2,733
ERG SpA	683	8,132
GTECH SpA	112	2,201
Interpump Group SpA	214	3,050
Iren SPA	3,843	4,458
Italmobiliare SpA, PFC Shares	119	2,169
MARR SpA	177	3,093
Recordati SpA	495	8,181
Reply SpA	42	3,249
Sorin SpA(1)	2,019	4,686

		$101,920

11	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Japan — 7.3%
Adastria Holdings Co., Ltd.	90	$2,371
ADEKA Corp.	300	3,680
Aica Kogyo Co., Ltd.	300	6,678
Aiful Corp.(1)	700	2,296
Anritsu Corp.	1,000	6,557
Asahi Intecc Co., Ltd.	100	5,300
Autobacs Seven Co., Ltd.	400	5,856
Azbil Corp.	200	4,969
Capcom Co., Ltd.	300	5,026
COMSYS Holdings Corp.	200	2,721
Daifuku Co., Ltd.	500	5,728
Daiwa House Residential Investment Corp.	1	4,696
Denki Kagaku Kogyo K.K.	1,000	3,940
Disco Corp.	100	9,161
Enplas Corp.	200	7,137
Fancl Corp.	700	11,203
FP Corp.	200	6,980
Frontier Real Estate Investment Corp.	1	4,559
GLP J-Reit	4	4,543
Haseko Corp.	500	4,063
Hokuetsu Kishu Paper Co., Ltd.	1,000	4,710
Hoshizaki Electric Co., Ltd.	300	15,209
House Foods Group, Inc.	300	6,002
Iida Group Holdings Co., Ltd.	300	3,731
IT Holdings Corp.	200	3,322
Ito En, Ltd.	400	7,684
Itochu Enex Co., Ltd.	500	3,898
Itoham Foods, Inc.	1,000	5,709
Japan Airport Terminal Co., Ltd.	100	4,506
Japan Excellent, Inc.	3	3,848
Japan Logistics Fund, Inc.	2	4,284
Kagoshima Bank, Ltd. (The)	1,000	6,257
Kakaku.com, Inc.	400	5,658
Kawasaki Kisen Kaisha, Ltd.	2,000	5,725
Kenedix Office Investment Corp.	1	5,938
Komeri Co., Ltd.	200	4,290
Kose Corp.	100	4,477
Kureha Corp.	1,000	4,166
KYORIN Holdings, Inc.	300	6,066
LEOPALACE21 Corp.(1)	900	5,823
Lion Corp.	1,000	5,432
Matsumotokiyoshi Holdings Co., Ltd.	100	3,296
Mixi, Inc.	100	3,572
MonotaRO Co., Ltd.	200	5,073
Mori Hills REIT Investment Corp.	3	4,241
Musashino Bank, Ltd. (The)	100	3,278

Security	Shares	Value

Japan (continued)
Nakanishi, Inc.	100	$3,661
Nichirei Corp.	1,000	5,301
Nihon Kohden Corp.	200	9,893
Nihon Parkerizing Co., Ltd.	200	4,768
Nippon Gas Co., Ltd.	200	4,917
Nippon Light Metal Holdings Co., Ltd.	2,400	3,588
Nipro Corp.	500	4,379
NOF Corp.	1,000	6,404
Noritz Corp.	400	6,298
NS Solutions Corp.	200	4,856
Oki Electric Industry Co., Ltd.	3,000	6,128
Okinawa Electric Power Co., Inc. (The)	100	3,464
Orix JREIT, Inc.	3	4,495
Plenus Co., Ltd.	200	3,439
Pola Orbis Holdings, Inc.	200	8,517
Resorttrust, Inc.	200	4,790
Rohto Pharmaceutical Co., Ltd.	500	6,716
Ryohin Keikaku Co., Ltd.	100	11,078
Sawai Pharmaceutical Co., Ltd.	200	12,103
Shimachu Co., Ltd.	200	5,013
Shinko Plantech Co., Ltd.	500	3,736
Ship Healthcare Holdings, Inc.	200	4,963
Shizuoka Gas Co., Ltd.	500	3,193
Sohgo Security Services Co., Ltd.	200	5,119
Sotetsu Holdings, Inc.	1,000	4,573
Sumitomo Forestry Co., Ltd.	400	3,720
Sumitomo Osaka Cement Co., Ltd.	2,000	5,816
T-Gaia Corp.	400	4,345
Tokai Tokyo Financial Holdings, Inc.	500	3,316
Tokyo Ohka Kogyo Co., Ltd.	200	6,877
Toyobo Co., Ltd.	3,000	4,035
Tsuruha Holdings, Inc.	100	6,720
TV Asahi Corp.	200	3,114
UACJ Corp.	1,000	2,456
Xebio Co., Ltd.	200	3,096
Yodogawa Steel Works, Ltd.	1,000	3,598
ZERIA Pharmaceutical Co., Ltd.	200	3,238

		$435,382

Malaysia — 0.9%
Affin Holdings Bhd	3,400	$2,688
Berjaya Sports Toto Bhd	4,231	3,949
Cahya Mata Sarawak Bhd	4,100	4,738
Eastern & Oriental Bhd	7,100	4,469
Gas Malaysia Bhd	3,800	3,253
Icon Offshore Bhd(1)	15,700	2,924

12	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)
KNM Group Bhd(1)	14,700	$2,401
Kossan Rubber Industries	3,100	4,449
KPJ Healthcare Bhd	3,500	3,784
Press Metal Bhd	10,200	7,559
Silverlake Axis, Ltd.	6,000	5,794
TIME dotCom Bhd(1)	2,800	4,168
TSH Resources Bhd	6,150	3,798

		$53,974

Mexico — 0.9%
Alsea SAB de CV(1)	1,200	$3,210
Fibra Uno Administracion SA de CV	2,200	6,634
Genomma Lab Internacional SA de CV(1)	6,100	9,625
Gruma SAB, Class B	400	4,283
Grupo Aeroportuario del Pacifico SAB de CV, Class B	600	3,967
Grupo Aeroportuario del Sureste SAB de CV, Class B	400	5,246
Grupo Comercial Chedraui SA de CV	1,200	3,330
Grupo Simec SA de CV, Series B(1)	1,300	3,611
Infraestructura Energetica Nova SAB de CV	900	4,273
Megacable Holdings SAB de CV	900	3,276
Ternium SA ADR	300	5,142

		$52,597

Netherlands — 1.6%
Aercap Holdings NV(1)	100	$3,953
Arcadis NV	387	11,713
ASM International NV	168	6,855
Beter Bed Holding NV	320	6,276
Brunel International NV	270	4,381
Constellium NV, Class A(1)	400	7,364
Delta Lloyd NV	350	6,613
Eurocommercial Properties NV	156	6,943
InterXion Holding NV(1)	272	7,423
Nutreco NV	190	9,676
Royal Boskalis Westminster NV	120	5,305
SBM Offshore NV(1)	800	8,728
Sligro Food Group NV	120	4,578
Wereldhave NV	80	5,756

		$95,564

New Zealand — 0.4%
A2 Milk Co., Ltd.(1)	6,203	$2,425
Diligent Board Member Services, Inc.(1)	998	3,981
Kathmandu Holdings, Ltd.	1,189	1,739
New Zealand Oil & Gas, Ltd.	5,008	2,336

Security	Shares	Value

New Zealand (continued)
Nuplex Industries, Ltd.	1,410	$3,055
Property for Industry, Ltd.	3,009	3,443
Skellerup Holdings, Ltd.	2,372	2,257
Summerset Group Holdings, Ltd.	2,032	4,579

		$23,815

Norway — 0.7%
Atea ASA	272	$3,021
Borregaard ASA	1,022	7,191
Det Norske Oljeselskap ASA(1)	280	1,170
Ekornes ASA	478	5,955
Hoegh LNG Holdings, Ltd.(1)	194	1,908
Leroey Seafood Group ASA	75	2,630
Nordic Semiconductor ASA(1)	453	3,128
Opera Software ASA	232	3,073
Salmar ASA	178	2,748
SpareBank 1 SR-Bank ASA	517	3,247
Tomra Systems ASA	291	2,338
Veidekke ASA	275	2,842
Wilh. Wilhelmsen ASA	298	1,665

		$40,916

Poland — 0.4%
Asseco Poland SA	321	$4,755
Ciech SA	256	3,423
Emperia Holding SA	136	1,981
Globe Trade Centre SA(1)	1,261	1,633
Integer.pl SA(1)	41	1,852
Lubelski Wegiel Bogdanka SA	106	2,781
Netia SA	2,062	3,327
TVN SA(1)	842	4,021

		$23,773

Portugal — 0.4%
Banco BPI SA(1)	3,044	$2,856
Mota-Engil SGPS SA	570	1,743
NOS SGPS	1,192	7,567
REN - Redes Energeticas Nacionais SGPS SA	1,000	2,836
Semapa-Sociedade de Investimento e Gestao	250	2,927
Sonae	2,400	3,142
Sonaecom - SGPS SA(1)	1,352	2,939

		$24,010

13	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Russia — 0.8%
Aeroflot - Russian Airlines OJSC	7,346	$4,063
AK Transneft OAO, PFC Shares	2	4,048
Bank Otkritie Financial Corp. OJSC GDR(1)	408	4,370
CTC Media, Inc.	1,000	3,770
Federal Hydrogenerating Co. JSC ADR	6,090	4,604
Mail.ru Group, Ltd. GDR(1)	319	4,570
O’Key Group SA GDR	357	1,198
OAO TMK GDR	374	953
OGK-4 OJSC	62,421	2,281
PhosAgro OAO GDR	278	3,043
PIK Group	1,530	4,180
Polyus Gold International, Ltd.	1,559	4,550
QIWI PLC ADR	146	2,860
X5 Retail Group NV GDR(1)	465	4,904

		$49,394

Singapore — 0.8%
ARA Asset Management, Ltd.	2,000	$2,508
CDL Hospitality Trusts	4,000	5,315
CitySpring Infrastructure Trust	11,000	4,428
CSE Global, Ltd.	5,000	2,159
Ezion Holdings, Ltd.	2,400	2,250
Ezra Holdings, Ltd.	3,120	1,220
Indofood Agri Resources, Ltd.	4,000	2,091
LionGold Corp., Ltd.(1)	54,000	759
Metro Holdings, Ltd.	4,000	2,881
OSIM International, Ltd.	2,000	2,861
Raffles Medical Group, Ltd.	1,000	2,931
Religare Health Trust	5,000	3,806
Sheng Siong Group, Ltd.	8,000	4,280
Singapore Post, Ltd.	2,000	3,162
UMS Holdings, Ltd.	6,000	2,281
United Engineers, Ltd.	2,000	4,486

		$47,418

South Africa — 0.9%
Adcock Ingram Holdings, Ltd.(1)	735	$2,717
AECI, Ltd.	397	4,249
African Bank Investments, Ltd.(1)(4)	4,545	0
Aveng, Ltd.(1)	1,540	2,361
AVI, Ltd.	610	4,420
Capital Property Fund(1)	2,582	3,288
DataTec, Ltd.	1,003	5,049
EOH Holdings, Ltd.	342	3,539
Illovo Sugar, Ltd.	1,950	4,029

Security	Shares	Value

South Africa (continued)
Lewis Group, Ltd.	494	$3,850
Resilient Property Income Fund, Ltd.	458	3,459
Reunert, Ltd.	684	3,671
Royal Bafokeng Platinum, Ltd.(1)	494	2,276
Sun International, Ltd.	298	3,316
Telkom SA SOC, Ltd.(1)	977	5,838
Trencor, Ltd.	315	1,901

		$53,963

South Korea — 3.5%
Cheil Worldwide, Inc.(1)	380	$6,847
Daum Kakao Corp.	47	6,530
DGB Financial Group Co., Ltd.	274	2,628
EO Technics Co., Ltd.	45	5,266
Grand Korea Leisure Co., Ltd.	90	3,275
Green Cross Corp.	63	7,982
Green Cross Holdings Corp.	224	4,471
GS Engineering & Construction Corp.(1)	158	3,591
GS Retail Co., Ltd.	220	5,231
Hanil Cement Co., Ltd.	24	3,613
Hanmi Pharmaceutical Co., Ltd.(1)	40	3,564
Hanssem Co., Ltd.	39	5,473
Huchems Fine Chemical Corp.	132	3,186
Hyundai Green Food Co., Ltd.	400	6,309
Hyundai Home Shopping Network Corp.	26	2,844
iMarketKorea, Inc.	99	2,471
JB Financial Group Co., Ltd.	489	2,597
KEPCO Plant Service & Engineering Co., Ltd.	49	3,947
Kolon Industries, Inc.	76	3,224
Korea Express Co., Ltd.(1)	27	4,729
Korean Reinsurance Co.	612	5,692
LG Hausys, Ltd.	18	2,935
LIG Insurance Co., Ltd.	155	3,249
Lock & Lock Co., Ltd.	270	2,560
Lotte Chilsung Beverage Co., Ltd.	5	7,577
LS Industrial Systems Co., Ltd.	72	3,968
Macquarie Korea Infrastructure Fund	780	5,241
Medy-Tox, Inc.	29	9,744
Nong Shim Co., Ltd.	25	5,280
ORION Corp.	7	6,680
Ottogi Corp.	13	6,750
Paradise Co., Ltd.	132	3,154
Partron Co., Ltd.	296	3,345
Posco ICT Co., Ltd.	584	2,924
S1 Corp.	77	5,602

14	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Samchully Co., Ltd.	25	$3,143
Samsung Fine Chemicals Co., Ltd.	102	3,174
Seoul Semiconductor Co., Ltd.	155	2,743
SK Broadband Co., Ltd.(1)	1,803	6,978
SK Chemicals Co., Ltd.	71	3,948
SK Gas, Ltd.	34	2,671
Tongyang Life Insurance	630	6,323
ViroMed Co., Ltd.(1)	76	3,626
Wonik IPS Co., Ltd.(1)	405	4,949
Young Poong Corp.	3	3,888
Yuhan Corp.	34	5,306

		$209,228

Spain — 1.7%
Acerinox SA	294	$4,377
Almirall SA(1)	611	10,659
Atresmedia Corp. de Medios de Comunicacion SA	401	5,892
Banco de Sabadell SA	1,727	4,364
Bankinter SA	342	2,376
Distribuidora Internacional de Alimentacion SA	645	4,176
Duro Felguera SA	747	2,998
Ebro Foods SA	165	2,808
Enagas SA	159	5,035
Ence Energia y Celulosa SA	3,003	8,981
Faes Farma SA	882	1,796
Gamesa Corporacion Tecnologica SA(1)	472	4,666
Grupo Catalana Occidente SA	111	3,174
Indra Sistemas SA	428	4,372
Jazztel PLC(1)	863	12,227
Melia Hotels International SA	398	4,572
NH Hotel Group SA(1)	562	2,775
Red Electrica Corp. SA	80	6,816
Tecnicas Reunidas SA	156	6,066
Viscofan SA	41	2,372

		$100,502

Sweden — 1.8%
AAK AB	146	$7,930
Atrium Ljungberg AB	326	4,913
Axfood AB	165	10,014
Axis Communications AB	299	8,004
BillerudKorsnas AB	419	6,360
Clas Ohlson AB, Class B	452	6,989
Hexpol AB	122	12,240
Hufvudstaden AB, Class A	350	4,585

Security	Shares	Value

Sweden (continued)
Husqvarna AB, Class B	690	$4,792
Industrial & Financial Systems	150	4,619
Loomis AB, Class B	101	2,988
NIBE Industrier AB	174	4,420
Saab AB, Class B	366	8,909
Swedish Orphan Biovitrum AB(1)	1,121	11,750
Wallenstam AB, Class B	376	6,225

		$104,738

Switzerland — 3.4%
Actelion, Ltd.(1)	113	$12,482
Barry Callebaut AG(1)	7	6,980
Burckhardt Compression Holdings AG	18	5,568
Comet Holding AG(1)	6	3,786
Emmi AG(1)	18	5,878
Ems-Chemie Holding AG	19	7,340
Flughafen Zuerich AG	16	10,893
Forbo Holding AG(1)	17	16,437
Galenica AG	5	4,018
Georg Fischer AG(1)	7	4,198
Givaudan SA(1)	12	21,874
Inficon Holding AG(1)	14	4,695
Julius Baer Group, Ltd.(1)	124	5,045
Kaba Holding AG(1)	19	9,549
Kuoni Reisen Holding AG(1)	21	7,050
Lindt & Spruengli AG PC	3	15,615
Logitech International SA	768	11,293
Mobimo Holding AG(1)	54	12,472
Schmolz & Bickenbach AG(1)	2,417	2,154
Sonova Holding AG	61	8,014
Temenos Group AG(1)	174	5,296
U-Blox AG(1)	32	4,575
Valora Holding AG(1)	24	5,807
Vontobel Holding AG	378	12,636

		$203,655

Taiwan — 1.7%
Ability Enterprise Co., Ltd.	4,000	$2,375
AcBel Polytech, Inc.	3,000	3,413
Center Laboratories, Inc.(1)	1,150	3,205
Chicony Electronics Co., Ltd.	3,045	8,356
China Bills Finance Corp.	8,000	2,875
China Synthetic Rubber Corp.	3,000	3,056
Feng Hsin Iron & Steel Co., Ltd.	2,000	2,446
Formosan Rubber Group, Inc.	3,000	3,061

15	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Gloria Material Technology Corp.	4,000	$2,821
Hota Industrial Manufacturing Co., Ltd.	2,059	3,685
Hu Lane Associate, Inc.	1,000	3,644
Kindom Construction Corp.	4,000	3,557
Kinpo Electronics, Inc.(1)	7,000	3,270
Merry Electronics Co., Ltd.	1,000	3,309
Micro-Star International Co., Ltd.	2,000	2,228
MIN AIK Technology Co., Ltd.	1,000	4,671
Oriental Union Chemical Corp.	2,000	1,823
Ruentex Development Co., Ltd.	2,000	3,002
ScinoPharm Taiwan, Ltd.	2,163	3,626
Shin Kong No.1 REIT	8,000	3,317
Silicon Motion Technology Corp. ADR	235	6,547
Standard Foods Corp.	3,760	8,082
TA Chen Stainless Pipe Co., Ltd.(1)	5,000	3,330
Taiwan Paiho, Ltd.	3,000	5,072
Taiwan Sogo Shin Kong SEC	3,030	3,696
Xxentria Technology Materials Corp.	1,700	4,843

		$99,310

Thailand — 0.5%
Bangkok Chain Hospital PCL(5)	10,700	$2,787
Central Plaza Hotel PCL(5)	2,900	3,007
Energy Absolute PCL(5)	4,800	3,656
Hana Microelectronics PCL(5)	2,700	3,311
Sino Thai Engineering & Construction PCL(5)	5,900	4,718
STP & I PCL(5)	4,800	2,912
Thai Vegetable Oil PCL(5)	4,200	2,860
TTW PCL(5)	10,400	3,901

		$27,152

Turkey — 0.5%
Akcansa Cimento AS	449	$3,167
Aksa Akrilik Kimya Sanayii AS	746	2,892
Aksa Enerji Uretim AS(1)	2,157	2,923
Asya Katilim Bankasi AS(1)	4,925	1,250
Bizim Toptan Satis Magazalari AS	234	1,698
Cimsa Cimento Sanayi ve Ticaret AS	416	2,932
Eczacibasi Ilac Sanayi ve Ticaret AS	2,706	3,429
Net Holding AS(1)	2,214	3,549
Tekfen Holding AS(1)	1,505	3,525
Turkiye Sinai Kalkinma Bankasi AS	5,056	4,200

		$29,565

Security	Shares	Value

United Kingdom — 6.5%
3i Group PLC	514	$3,545
A.G. BARR PLC	416	3,953
Abcam PLC	1,181	7,668
Aveva Group PLC	248	4,901
Babcock International Group PLC	290	4,385
Beazley PLC	1,650	7,149
Berkeley Group Holdings PLC	215	7,837
Betfair Group PLC	236	5,707
Booker Group PLC	5,528	12,410
Britvic PLC	734	7,768
BTG PLC(1)	1,108	13,164
Cable & Wireless Communication PLC	5,515	4,141
Capital & Counties Properties PLC	1,928	11,142
Cobham PLC	810	3,970
Cranswick PLC	187	3,682
Croda International PLC	186	7,428
CSR PLC	499	6,393
Dairy Crest Group PLC	556	4,090
De La Rue PLC	149	1,159
Direct Line Insurance Group PLC	730	3,423
Domino’s Pizza Group PLC	751	7,603
Drax Group PLC	1,056	5,730
Dunelm Group PLC	551	7,286
Elementis PLC	1,668	6,925
EnQuest PLC(1)	6,020	3,080
Essentra PLC	1,065	13,260
Fidessa Group PLC	343	12,372
Genus PLC	390	7,183
Greene King PLC	330	4,169
Hikma Pharmaceuticals PLC	585	20,729
Hunting PLC	682	4,060
Inmarsat PLC	1,893	23,720
International Personal Finance PLC	415	2,709
Jardine Lloyd Thompson Group PLC	485	6,891
Kcom Group PLC	4,622	5,753
Lancashire Holdings, Ltd.	182	1,669
Meggitt PLC	532	4,301
Micro Focus International PLC	746	11,820
Moneysupermarket.com Group PLC	1,776	7,011
N Brown Group PLC	997	6,460
Pace PLC	957	4,803
Pennon Group PLC	1,181	15,787
Premier Oil PLC	1,512	3,278
Rentokil Initial PLC	1,494	2,720
Rexam PLC	971	6,205
Rightmove PLC	67	2,341

16	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
Rotork PLC	117	$4,044
RPC Group PLC	335	2,727
Shaftesbury PLC	439	5,135
Soco International PLC(1)	1,980	7,775
Tate & Lyle PLC	1,234	12,585
Telecom Plus PLC	424	6,943
Travis Perkins PLC	157	4,530
Ultra Electronics Holdings PLC	486	12,767
Victrex PLC	227	7,017
WH Smith PLC	163	3,301

		$388,604

United States — 37.7%
ACI Worldwide, Inc.(1)	423	$7,813
Acorda Therapeutics, Inc.(1)	311	12,922
Aegerion Pharmaceuticals, Inc.(1)	159	3,692
Akorn, Inc.(1)	217	9,240
Alaska Air Group, Inc.	398	27,012
Albemarle Corp.	228	11,003
Alexandria Real Estate Equities, Inc.	64	6,241
Alkermes PLC(1)	347	25,071
Alleghany Corp.(1)	17	7,515
Allegiant Travel Co.	139	25,196
ALLETE, Inc.	236	13,369
Alliance Data Systems Corp.(1)	37	10,687
American Airlines Group, Inc.	500	24,540
American Realty Capital Properties, Inc.	676	6,263
Anworth Mortgage Asset Corp.	1,864	9,674
AptarGroup, Inc.	163	10,287
ARRIS Group, Inc.(1)	460	12,061
Arthur J. Gallagher & Co.	156	6,931
Aspen Technology, Inc.(1)	272	9,614
Athenahealth, Inc.(1)	135	18,861
Avery Dennison Corp.	212	11,081
Avista Corp.	353	13,107
Balchem Corp.	168	8,899
Bemis Co., Inc.	251	11,119
Blackbaud, Inc.	170	7,431
Bonanza Creek Energy, Inc.(1)	221	5,764
Boston Beer Co., Inc. (The), Class A(1)	55	17,299
Bristow Group, Inc.	178	9,916
Buckle, Inc. (The)	403	20,468
Buffalo Wild Wings, Inc.(1)	53	9,451
C&J Energy Services, Inc.(1)	199	2,050
Cabot Corp.	143	6,065

Security	Shares	Value

United States (continued)
Cabot Microelectronics Corp.(1)	174	$8,597
CACI International, Inc., Class A(1)	123	10,405
Calgon Carbon Corp.(1)	468	9,234
Camden Property Trust	92	7,089
Capstead Mortgage Corp.	766	9,207
Casey’s General Stores, Inc.	116	10,591
Celldex Therapeutics, Inc.(1)	550	11,781
Cheesecake Factory, Inc. (The)	179	9,399
CLARCOR, Inc.	230	14,382
Cleco Corp.	226	12,285
Cloud Peak Energy, Inc.(1)	541	3,673
Cogent Communications Group, Inc.	170	6,300
CommVault Systems, Inc.(1)	113	4,925
Conn’s, Inc.(1)	216	3,400
Contango Oil & Gas Co.(1)	155	4,661
Convergys Corp.	361	6,917
Cornerstone OnDemand, Inc.(1)	308	10,149
Costar Group, Inc.(1)	126	23,248
Cracker Barrel Old Country Store, Inc.	93	12,509
CYS Investments, Inc.	918	8,115
Cytec Industries, Inc.	158	7,582
Delek US Holdings, Inc.	269	8,299
Diamondback Energy, Inc.(1)	238	16,420
Dril-Quip, Inc.(1)	90	6,681
El Paso Electric Co.	294	11,778
Endo International PLC(1)	300	23,883
Energy XXI, Ltd.	270	794
Essex Property Trust, Inc.	47	10,624
Extra Space Storage, Inc.	125	8,250
Finish Line, Inc. (The), Class A	255	6,018
First Financial Bankshares, Inc.	218	5,385
First Republic Bank	139	7,078
FNF Group	259	9,091
Foot Locker, Inc.	400	21,288
Forum Energy Technologies, Inc.(1)	425	6,566
GNC Holdings, Inc., Class A	223	9,888
Government Properties Income Trust	229	5,221
Graphic Packaging Holding Co.(1)	838	12,134
GulfMark Offshore, Inc., Class A	164	3,236
H.B. Fuller Co.	128	5,267
Haemonetics Corp.(1)	258	10,217
Hain Celestial Group, Inc. (The)(1)	306	16,148
Hanesbrands, Inc.	200	22,276
Hatteras Financial Corp.	385	6,999
Heartland Express, Inc.	465	11,946
Heartland Payment Systems, Inc.	306	15,230

17	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Hecla Mining Co.	3,530	$11,614
Helen of Troy, Ltd.(1)	259	19,482
Hibbett Sports, Inc.(1)	111	5,221
Hillenbrand, Inc.	397	12,470
Home BancShares, Inc.	139	4,117
HSN, Inc.	168	13,010
Hubbell, Inc., Class B	100	10,604
Hyster-Yale Materials Handling, Inc.	90	5,638
International Flavors & Fragrances, Inc.	102	10,823
Investors Bancorp, Inc.	1,167	12,849
J&J Snack Foods Corp.	95	9,321
j2 Global, Inc.	239	13,728
Jarden Corp.(1)	450	21,609
Jazz Pharmaceuticals PLC(1)	114	19,305
Kirby Corp.(1)	100	7,249
Lancaster Colony Corp.	72	6,475
Lear Corp.	200	20,070
Level 3 Communications, Inc.(1)	280	13,927
Lexicon Pharmaceuticals, Inc.(1)	3,892	3,542
Liberty TripAdvisor Holdings, Inc.(1)	200	4,788
Liberty Ventures(1)	200	7,470
Louisiana-Pacific Corp.(1)	446	7,301
Manhattan Associates, Inc.(1)	360	16,070
ManTech International Corp., Class A	190	6,181
MarketAxess Holdings, Inc.	69	5,242
Martin Marietta Materials, Inc.	79	8,511
MAXIMUS, Inc.	265	14,766
Medicines Co. (The)(1)	366	10,493
Medidata Solutions, Inc.(1)	232	9,974
Mentor Graphics Corp.	364	8,376
MFA Financial, Inc.	1,138	8,922
Mid-America Apartment Communities, Inc.	71	5,632
Middleby Corp.(1)	160	15,203
Minerals Technologies, Inc.	155	10,126
Monro Muffler Brake, Inc.	242	13,828
Montpelier Re Holdings, Ltd.	86	3,021
MSCI, Inc.	113	6,082
Mueller Industries, Inc.	430	13,498
MWI Veterinary Supply, Inc.(1)	80	15,174
National Health Investors, Inc.	156	11,663
National Retail Properties, Inc.	72	3,084
Nektar Therapeutics(1)	1,272	18,622
New Jersey Resources Corp.	216	13,798
NewMarket Corp.	23	10,342
Nordic American Offshore, Ltd.(1)	5	56
Nordic American Tankers, Ltd.	661	6,689

Security	Shares	Value

United States (continued)
Northwest Bancshares, Inc.	864	$10,195
Northwest Natural Gas Co.	205	10,232
NorthWestern Corp.	292	16,866
NPS Pharmaceuticals, Inc.(1)	473	21,692
Owens & Minor, Inc.	255	8,729
Packaging Corp. of America	175	13,274
PDC Energy, Inc.(1)	180	8,269
Piedmont Natural Gas Co., Inc.	304	12,127
Plantronics, Inc.	191	8,753
Platinum Underwriters Holdings, Ltd.	132	9,746
PNM Resources, Inc.	484	14,762
PolyOne Corp.	196	6,976
Portland General Electric Co.	361	14,332
Post Properties, Inc.	251	15,248
Primerica, Inc.	347	17,225
ProAssurance Corp.	250	11,092
Puma Biotechnology, Inc.(1)	106	22,374
RBC Bearings, Inc.	197	11,434
Reinsurance Group of America, Inc.	62	5,134
Reliance Steel & Aluminum Co.	150	7,855
Rite Aid Corp.(1)	2,585	18,043
RLI Corp.	236	11,071
Rollins, Inc.	360	11,898
Royal Gold, Inc.	129	9,347
RPM International, Inc.	247	11,821
Salix Pharmaceuticals, Ltd.(1)	80	10,774
Sanchez Energy Corp.(1)	218	2,428
Sanderson Farms, Inc.	48	3,838
Saul Centers, Inc.	131	7,479
Schweitzer-Mauduit International, Inc.	204	7,927
Scorpio Tankers, Inc.	1,048	8,248
Seaboard Corp.(1)	3	11,475
Sealed Air Corp.	348	14,094
Seattle Genetics, Inc.(1)	340	10,594
SEI Investments Co.	139	5,584
SemGroup Corp., Class A	204	13,735
Sensient Technologies Corp.	197	12,017
Ship Finance International, Ltd.	148	2,056
Shutterstock, Inc.(1)	115	6,473
Signature Bank(1)	123	14,407
Signet Jewelers, Ltd.	200	24,222
Six Flags Entertainment Corp.	198	8,506
Snap-On, Inc.	100	13,271
Snyders-Lance, Inc.	250	7,272
SolarWinds, Inc.(1)	155	7,463
Sonoco Products Co.	253	11,183

18	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Sovran Self Storage, Inc.	123	$11,654
Spirit Airlines, Inc.(1)	277	20,537
SS&C Technologies Holdings, Inc.	338	18,702
Starwood Property Trust, Inc.	392	9,381
Starwood Waypoint Residential Trust	378	9,163
Stepan Co.	130	4,992
STERIS Corp.	177	11,544
Stone Energy Corp.(1)	320	4,506
SVB Financial Group(1)	48	5,419
SYNNEX Corp.	273	20,254
Take-Two Interactive Software, Inc.(1)	473	14,058
Tanger Factory Outlet Centers	267	10,506
Targa Resources Corp.	207	17,974
Teledyne Technologies, Inc.(1)	189	17,963
Telephone & Data Systems, Inc.	500	11,625
Tennant Co.	189	12,325
TiVo, Inc.(1)	471	4,927
Towers Watson & Co., Class A	100	11,850
TreeHouse Foods, Inc.(1)	151	13,696
Tyler Technologies, Inc.(1)	74	7,850
UIL Holdings Corp.	264	12,144
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	200	26,388
Ultimate Software Group, Inc.(1)	86	12,729
Universal Corp.	121	4,859
Vector Group, Ltd.	151	3,379
ViaSat, Inc.(1)	101	5,678
W.R. Grace & Co.(1)	106	9,188
Wabtec Corp.	200	16,690
Watsco, Inc.	124	13,499
Weis Markets, Inc.	197	9,028
West Pharmaceutical Services, Inc.	286	14,103
Westamerica Bancorporation	58	2,359
Western Refining, Inc.	423	15,706
WGL Holdings, Inc.	239	13,503
Whiting Petroleum Corp.(1)	92	2,762
Williams-Sonoma, Inc.	280	21,910
World Fuel Services Corp.	230	11,263

		$2,257,429

Total Common Stocks (identified cost $5,804,373)		$5,932,555

Equity-Linked Securities(2)(6) — 0.9%

Security	Maturity Date	Shares	Value

India — 0.9%
Aurobindo Pharma, Ltd.	12/4/18	257	$5,176
Bharat Forge, Ltd.	11/2/16	242	4,043
Britannia Industries, Ltd.	10/17/17	88	2,690
Havells India, Ltd.	8/8/19	785	3,281
Hindustan Petroleum Corp., Ltd.	8/8/19	441	4,696
Jaiprakash Power Ventures, Ltd.	10/26/18	13,980	2,720
JSW Energy, Ltd.	10/26/18	2,310	4,534
Mahindra & Mahindra Financial Services	11/3/15	1,007	4,147
Marico, Ltd.	10/17/17	764	4,457
Mindtree, Ltd.	12/5/18	183	3,901
Pidilite Industries, Ltd.	8/8/19	599	5,501
Piramal Enterprises, Ltd.	12/3/18	260	3,488
Reliance Capital, Ltd.	10/26/18	293	2,302
Shree Cement, Ltd.	7/20/17	25	4,444

Total Equity-Linked Securities (identified cost $38,409)			$55,380

Short-Term Investments — 0.5%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(7)		$29	$29,193

Total Short-Term Investments (identified cost $29,193)			$29,193

Total Investments — 100.6% (identified cost $5,871,975)			$6,017,128

Other Assets, Less Liabilities — (0.6)%			$(35,107)

Net Assets — 100.0%			$5,982,021

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
REIT	–	Real Estate Investment Trust

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt

19	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Portfolio of Investments — continued

from registration. At January 31, 2015, the aggregate value of these securities is $64,669 or 1.1% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	40.8%	$2,442,219
Euro	14.7	880,986
Japanese Yen	7.3	435,382
British Pound Sterling	6.7	404,043
Hong Kong Dollar	4.7	279,196
South Korean Won	3.5	209,228
Swiss Franc	3.5	207,100
Australian Dollar	3.2	192,291
Canadian Dollar	3.0	180,214
Swedish Krona	1.8	104,738
Brazilian Real	1.7	99,711
New Taiwan Dollar	1.5	92,763
Other currency, less than 1% each	8.2	489,257

Total Investments	100.6%	$6,017,128

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	13.7%	$817,382
Industrials	13.1	780,979
Information Technology	12.8	768,729
Consumer Discretionary	12.6	754,689
Materials	12.1	724,704
Health Care	12.0	715,773
Consumer Staples	9.0	537,312
Utilities	6.1	366,481
Energy	5.7	341,794
Telecommunication Services	3.0	180,092
Short-Term Investments	0.5	29,193

Total Investments	100.6%	$6,017,128

20	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Statement of Assets and Liabilities

Assets	January 31, 2015
Unaffiliated investments, at value (identified cost, $5,842,782)	$5,987,935
Affiliated investment, at value (identified cost, $29,193)	29,193
Cash	12
Foreign currency, at value (identified cost, $17,963)	17,292
Dividends receivable	3,752
Interest receivable from affiliated investment	3
Receivable for investments sold	4,729
Tax reclaims receivable	119
Receivable from affiliates	10,254
Total assets	$6,053,289

Liabilities
Payable for investments purchased	$5,048
Payable to affiliate:
Investment adviser and administration fee	3,560
Accrued expenses	62,660
Total liabilities	$71,268
Net Assets	$5,982,021

Sources of Net Assets
Paid-in capital	$5,828,295
Accumulated net realized gain	21,726
Accumulated distributions in excess of net investment income	(12,450)
Net unrealized appreciation	144,450
Net Assets	$5,982,021

Institutional Class
Net Assets	$5,982,021
Shares Outstanding	579,705
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.32

21	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Statement of Operations

Investment Income	Year Ended January 31, 2015
Dividends (net of foreign taxes, $12,682)	$126,088
Interest allocated from affiliated investment	33
Expenses allocated from affiliated investment	(4)
Total investment income	$126,117

Expenses
Investment adviser and administration fee	$42,817
Trustees’ fees and expenses	788
Custodian fee	81,006
Transfer and dividend disbursing agent fees	218
Legal and accounting services	33,874
Printing and postage	13,521
Registration fees	20,049
Miscellaneous	11,630
Total expenses	$203,903
Deduct —
Allocation of expenses to affiliates	$151,600
Total expense reductions	$151,600

Net expenses	$52,303

Net investment income	$73,814

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $285)	$470,720
Foreign currency transactions	(2,583)
Net realized gain	$468,137
Change in unrealized appreciation (depreciation) —
Investments	$(387,408)
Foreign currency	(198)
Net change in unrealized appreciation (depreciation)	$(387,606)

Net realized and unrealized gain	$80,531

Net increase in net assets from operations	$154,345

22	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$73,814	$91,535
Net realized gain from investment and foreign currency transactions	468,137	179,336
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(387,606)	333,851
Net increase in net assets from operations	$154,345	$604,722
Distributions to shareholders —
From net investment income	$(86,097)	$(130,296)
From net realized gain	(441,916)	(180,920)
Total distributions to shareholders	$(528,013)	$(311,216)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$—	$77,608
Net asset value of shares issued to shareholders in payment of distributions declared	528,013	266,667
Cost of shares redeemed	(8,353)	(10,256)
Net increase in net assets from Fund share transactions	$519,660	$334,019

Net increase in net assets	$145,992	$627,525

Net Assets
At beginning of year	$5,836,029	$5,208,504
At end of year	$5,982,021	$5,836,029

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(12,450)	$(8,563)

23	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Financial Highlights

	Institutional Class
	Year Ended January 31,		Period Ended January 31, 2013(1)
	2015	2014
Net asset value — Beginning of period	$11.010	$10.420	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.138	$0.181	$0.006
Net realized and unrealized gain	0.170	1.023	0.418

Total income from operations	$0.308	$1.204	$0.424

Less Distributions
From net investment income	$(0.163)	$(0.257)	$(0.004)
From net realized gain	(0.835)	(0.357)	—

Total distributions	$(0.998)	$(0.614)	$(0.004)

Net asset value — End of period	$10.320	$11.010	$10.420

Total Return(3)	2.68%	11.50%	4.24	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,982	$5,836	$5,209
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.85%	0.85%	0.85	%(7)
Net investment income	1.21%	1.63%	0.52	%(7)
Portfolio Turnover	49%	38%	13	%(4)

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the period ended January 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the period ended January 31, 2013.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.48%, 2.86% and 10.98% of average daily net assets for the years ended January 31, 2015 and 2014 and the period ended January 31, 2013, respectively). Absent this subsidy, total return would have been lower.

(7)	Annualized.

24	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Global Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers Institutional Class shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based upon the value of the underlying equity security or instrument.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

25

Parametric Global Small-Cap Fund

January 31, 2015

Notes to Financial Statements — continued

As of January 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

I  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

26

Parametric Global Small-Cap Fund

January 31, 2015

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended January 31, 2015 and January 31, 2014 was as follows:

	Year Ended January 31,
	2015	2014

Distributions declared from:
Ordinary income	$124,092	$311,216
Long-term capital gains	$403,921	$—

During the year ended January 31, 2015, accumulated net realized gain was decreased by $8,396 and accumulated distributions in excess of net investment income was decreased by $8,396 due to differences between book and tax accounting, primarily for foreign currency gain (loss), foreign capital gains taxes, investments in passive foreign investment companies (PFICs), distributions from real estate investment trusts (REITs), investments in partnerships and dividend redesignations. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$2,409
Undistributed long-term capital gains	$19,757
Net unrealized appreciation	$131,560

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships, distributions from REITs, investments in PFICs and the tax treatment of short-term capital gains.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,884,865

Gross unrealized appreciation	$898,374
Gross unrealized depreciation	(766,111)

Net unrealized appreciation	$132,263

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended January 31, 2015, the investment adviser and administration fee amounted to $42,817 or 0.70% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% of the Fund’s average daily net assets. This agreement may be changed or terminated after May 31, 2015. Pursuant to this agreement, EVM and Parametric were allocated $151,600 in total of the Fund’s operating expenses for the year ended January 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2015, EVM earned $30 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

27

Parametric Global Small-Cap Fund

January 31, 2015

Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,086,345 and $2,987,159, respectively, for the year ended January 31, 2015.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Institutional Class	2015	2014

Sales	—	7,114
Issued to shareholders electing to receive payments of distributions in Fund shares	50,528	23,747
Redemptions	(735)	(949)

Net increase	49,793	29,912

At January 31, 2015, an affiliate of EVM owned 98.9% of the outstanding shares of the Fund.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2015.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

28

Parametric Global Small-Cap Fund

January 31, 2015

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$39,276	$1,387,543		$—	$1,426,819
Developed Europe	40,250	1,647,643		—	1,687,893
Developed Middle East	1,355	24,654		—	26,009
Emerging Europe	17,736	106,265		—	124,001
Latin America	176,227	—		—	176,227
Middle East/Africa	—	53,963		0	53,963
North America	2,437,643	—		—	2,437,643

Total Common Stocks	$2,712,487	$3,220,068	**	$0	$5,932,555

Equity-Linked Securities	$—	$55,380		$—	$55,380
Short-Term Investments	—	29,193		—	29,193

Total Investments	$2,712,487	$3,304,641		$0	$6,017,128

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2015 is not presented. At January 31, 2015, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

29

Parametric Global Small-Cap Fund

January 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Global Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Global Small-Cap Fund (“the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Global Small-Cap Fund as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 19, 2015

30

Parametric Global Small-Cap Fund

January 31, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended January 31, 2015, the Fund designates approximately $93,459, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 17.24% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  The Fund paid foreign taxes of $12,450 and recognized foreign source income of $104,467.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2015, $423,036 or, if subsequently determined to be different, the net capital gain of such year.

31

Parametric Global Small-Cap Fund

January 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

32

Parametric Global Small-Cap Fund

January 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

33

Parametric Global Small-Cap Fund

January 31, 2015

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6603 1.31.15

Parametric International Equity Fund Annual Report January 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2015

Parametric International Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	29

Federal Tax Information	30

Management and Organization	31

Important Notices	33

Parametric International Equity Fund

January 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended January 31, 2015, “decoupling” was the theme of global equity markets, as U.S. stock market performance seemed to diverge from the rest of the world. An ongoing, modest economic recovery in the U.S. contrasted sharply with slowing or stagnant growth in most other regions. In the European Union, growth appeared to stall and Germany, one of the world’s leading exporters, experienced two consecutive quarters of near-zero GDP growth. Japan slid into recession, while China missed its self-imposed growth target. In January 2015, worries about growth overseas led to pullbacks in the U.S. stock indexes, although they ended the 12-month period with solid gains.

On the plus side, falling crude oil prices, brought on by increased supply and weaker global demand, were generally viewed as a positive development for developed economies and China, most of which are net importers of oil. Lower crude prices, however, weighed heavily on emerging-market economies dependent on oil exports.

Decoupling was evident in the returns posted by the major market indexes. The MSCI World Index2, a proxy for global equities, rose 7.00% for the 12-month period ended January 31, 2015, powered largely by U.S. growth — whereas the MSCI World ex USA Index lost 0.65% for the same period. The MSCI EAFE Index of developed-market international equities fell 0.43%, primarily due to weakness in European stocks and the decline of the euro against the U.S. dollar. The MSCI Emerging Markets Index, meanwhile, gained 5.23%, but was down more than 9% in the second half of the period. In the U.S., the Dow Jones Industrial Average advanced 11.91% and the broader U.S. market, as measured by the S&P 500 Index, returned 14.22%.

Fund Performance

For the 12-month period ended January 31, 2015, Parametric International Equity Fund (the Fund) had a total return of 1.01% for Investor Class shares at net asset value (NAV), outperforming the Fund’s benchmark, the MSCI EAFE Index (the Index), which had a total return of –0.43% for the same period.

Factors contributing to the Fund’s performance relative to the Index included the Fund’s underweight position in Japan, which struggled during the 12-month period due to the falling value of the Japanese yen. In addition, the Fund’s emphasis on diversification6 at the sector level contributed to performance versus the Index, as this process led to an underweight in Norwegian energy stocks, which plummeted in late 2014. In addition, the Fund’s overweight positions in Israel and Belgium further contributed to performance relative to the Index, as both countries outperformed the Index for the period.

Detractors from the Fund’s performance relative to the Index included an overweight position in Portugal, whose equity market dropped following the collapse of its largest bank in August 2014. In addition, the Fund’s overweight in Austria hurt performance versus the Index. This country saw a broad market decline amid continued anemic growth in many of its Eastern European trading partners, combined with ongoing economic turmoil from the Russia/Ukraine standoff. Finally, the Fund’s underweight in Hong Kong’s financials sector detracted from performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric International Equity Fund

January 31, 2015

Performance2,3

Portfolio Managers David Stein, Ph.D., Thomas Seto and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	04/01/2010	04/01/2010	1.01%	—	5.56%
Institutional Class at NAV	04/01/2010	04/01/2010	1.22	—	5.82
MSCI EAFE Index	—	—	–0.43%	6.39%	5.43%

% Total Annual Operating Expense Ratios[4]				Investor Class	Institutional Class
Gross				1.34%	1.09%
Net				0.90	0.65

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	04/01/2010	$65,760	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric International Equity Fund

January 31, 2015

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Vodafone Group PLC	1.2%
Nestle SA	1.2
Novartis AG	1.1
Deutsche Telekom AG	0.9
National Grid PLC	0.8
GlaxoSmithKline PLC	0.8
KDDI Corp.	0.8
Telstra Corp., Ltd.	0.8
Royal Dutch Shell PLC, Class A	0.7
Total SA	0.7

Total	9.0%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric International Equity Fund

January 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. The MSCI World ex USA Index is an unmanaged index of large-cap and mid-cap equity securities across the developed markets, excluding the U.S. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging-markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/15. Without the reimbursement, if applicable, performance would have been lower.

[5]	Excludes cash and cash equivalents.

[6]	Diversification cannot ensure a profit or eliminate the risk of loss.

Fund profile subject to change due to active management.

5

Parametric International Equity Fund

January 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 – January 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$940.90	$4.40	**	0.90%
Institutional Class	$1,000.00	$941.50	$3.18	**	0.65%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.70	$4.58	**	0.90%
Institutional Class	$1,000.00	$1,021.90	$3.31	**	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Parametric International Equity Fund

January 31, 2015

Portfolio of Investments

Common Stocks — 100.5%

Security	Shares	Value

Australia — 7.8%
AGL Energy, Ltd.	20,407	$225,593
Amcom Telecommunications, Ltd.	26,700	59,149
Amcor, Ltd.	10,892	107,648
APA Group	28,393	178,983
ARB Corp., Ltd.	2,740	24,555
Ardent Leisure Group	12,741	27,462
Aristocrat Leisure, Ltd.	13,434	72,777
Asciano, Ltd.	15,431	71,843
AusNet Services	38,579	41,875
Australia and New Zealand Banking Group, Ltd.	3,100	79,135
Automotive Holdings Group, Ltd.	8,319	24,329
Bega Cheese, Ltd.	6,296	24,917
BHP Billiton, Ltd.	15,345	353,928
Brambles, Ltd.	25,682	210,402
Breville Group, Ltd.	3,592	20,149
Caltex Australia, Ltd.	2,647	68,505
Cardno, Ltd.	4,552	10,396
carsales.com, Ltd.	10,059	80,098
Coca-Cola Amatil, Ltd.	12,701	95,332
Commonwealth Bank of Australia	4,269	295,180
Computershare, Ltd.	18,612	167,228
CSL, Ltd.	8,906	606,085
Domino’s Pizza Enterprises, Ltd.	1,673	33,823
Drillsearch Energy, Ltd.(1)	92,745	55,891
DUET Group	43,561	84,759
Echo Entertainment Group, Ltd.	16,693	52,159
Federation Centres	20,052	47,032
Fortescue Metals Group, Ltd.	7,746	14,046
Goodman Fielder, Ltd.	47,589	23,620
GPT Group (The)	15,885	55,696
GrainCorp, Ltd., Class A	8,239	56,870
GWA Group, Ltd.	12,352	25,294
Harvey Norman Holdings, Ltd.	24,339	74,338
Incitec Pivot, Ltd.	11,121	31,018
Invocare, Ltd.	3,082	31,104
Iress, Ltd.	3,894	31,152
James Hardie Industries PLC CDI	4,080	40,909
JB Hi-Fi, Ltd.	2,369	30,708
Myer Holdings, Ltd.	15,053	18,132
National Australia Bank, Ltd.	5,620	154,991
Navitas, Ltd.	7,563	31,250
Newcrest Mining, Ltd.(1)	6,314	68,175
Novion Property Group	17,143	30,761
Oil Search, Ltd.	25,401	152,857

Security	Shares	Value

Australia (continued)
Origin Energy, Ltd.	18,017	$148,673
Orora, Ltd.	13,920	22,907
Premier Investments, Ltd.	3,446	27,381
Prime Media Group, Ltd.	32,363	20,250
Ramsay Health Care, Ltd.	3,014	138,701
REA Group, Ltd.	1,210	46,285
Recall Holdings, Ltd.	7,050	39,049
Retail Food Group, Ltd.	8,090	38,657
Rio Tinto, Ltd.	3,174	141,535
SAI Global, Ltd.	7,632	23,195
Scentre Group(1)	14,175	41,650
Southern Cross Media Group, Ltd.	25,786	20,980
Spark Infrastructure Group	43,233	71,590
STW Communications Group, Ltd.	23,199	16,500
Suncorp Group, Ltd.	3,166	36,073
Super Retail Group, Ltd.	3,746	25,282
Sydney Airport	30,374	117,372
Tabcorp Holdings, Ltd.	11,542	40,796
Tatts Group, Ltd.	26,445	79,142
Technology One, Ltd.	15,700	40,324
Telstra Corp., Ltd.	139,780	705,048
Tox Free Solutions, Ltd.	9,194	20,770
Transpacific Industries Group, Ltd.	29,025	18,568
Transurban Group	27,165	194,273
Treasury Wine Estates, Ltd.	8,985	34,159
Village Roadshow, Ltd.	4,552	21,473
Westfield Corp.(1)	3,044	23,220
Westpac Banking Corp.	7,297	195,020
Woodside Petroleum, Ltd.	11,921	316,610
Woolworths, Ltd.	22,538	554,632

		$7,210,269

Austria — 1.0%
ams AG	4,797	$187,761
Andritz AG	1,285	69,559
CA Immobilien Anlagen AG	1,562	31,636
Conwert Immobilien Invest SE	2,111	24,563
EVN AG	2,151	23,786
Flughafen Wien AG	562	48,844
Immofinanz AG (1)	10,614	24,254
Oesterreichische Post AG	500	24,784
OMV AG	4,743	117,915
Raiffeisen Bank International AG	2,576	30,101
RHI AG	858	22,506
Schoeller-Bleckmann Oilfield Equipment AG	231	13,664
Telekom Austria AG	7,553	49,491

7	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Austria (continued)
Verbund AG	4,816	$84,293
Vienna Insurance Group	607	25,763
Voestalpine AG	3,799	135,292

		$914,212

Belgium — 2.0%
Ackermans & van Haaren NV	692	$82,246
Ageas	1,632	55,886
Anheuser-Busch InBev NV	2,634	321,259
Barco NV	628	40,418
Bekaert SA NV	730	22,032
Belgacom SA	4,754	177,059
bpost SA	3,751	98,703
Cofinimmo	337	41,202
Colruyt SA	793	36,576
Compagnie d’Entreprises CFE	570	54,275
Econocom Group SA/NV	2,876	23,548
Elia System Operator SA NV	1,508	66,229
Euronav SA(1)	2,461	28,854
EVS Broadcast Equipment SA	507	17,098
Fagron	518	21,149
Groupe Bruxelles Lambert SA	1,247	103,380
Solvay SA	1,196	163,513
Telenet Group Holding NV(1)	3,343	185,913
UCB SA	3,130	243,322
Umicore SA	1,929	80,788

		$1,863,450

Denmark — 2.0%
A.P. Moller-Maersk A/S, Class A	39	$76,319
A.P. Moller-Maersk A/S, Class B	44	88,913
Bakkafrost P/F	1,915	39,785
Carlsberg A/S, Class B	2,428	178,289
Chr Hansen Holding A/S	1,545	64,202
Coloplast A/S, Class B	475	37,442
Danske Bank A/S	7,600	196,706
DSV A/S	2,805	88,351
Matas AS	1,465	31,769
Novo Nordisk A/S, Class B	4,557	203,109
Novozymes A/S, Class B	5,006	228,296
Pandora A/S	3,648	260,787
Royal Unibrew A/S(1)	189	32,217
SimCorp A/S	1,201	34,904
TDC A/S	26,972	199,614
Topdanmark A/S(1)	450	15,058

Security	Shares	Value

Denmark (continued)
Tryg A/S	450	$52,692
William Demant Holding A/S(1)	198	15,027

		$1,843,480

Finland — 2.0%
Amer Sports Oyj	2,296	$43,790
Elisa Oyj	6,354	169,016
Fiskars OYJ Abp	2,200	46,194
Fortum Oyj	7,742	165,143
Huhtamaki Oyj	1,924	52,747
Kesko Oyj, Class B	5,825	212,859
Kone Oyj, Class B	2,308	104,096
Neste Oil Oyj	5,539	154,031
Nokia Oyj	25,770	198,185
Nokian Renkaat Oyj	2,076	51,163
Orion Oyj, Class B	6,580	216,940
Sampo Oyj, Class A	3,817	184,865
Sanoma Oyj	6,906	43,488
Sponda Oyj	5,906	27,200
UPM-Kymmene Oyj	7,890	138,685
Valmet Oyj	2,592	33,376
Wartsila Oyj	835	38,709

		$1,880,487

France — 8.1%
Accor SA	1,838	$91,380
ADP	489	58,673
Air Liquide SA	4,764	600,590
Airbus Group NV	2,312	123,184
Alstom SA(1)	1,526	49,723
Alten SA	633	26,513
AtoS	1,902	139,854
AXA SA	4,636	108,445
BNP Paribas SA	3,967	208,289
Bouygues SA	1,412	50,317
Cap Gemini SA	3,159	229,280
Christian Dior SA	490	84,275
CNP Assurances	2,298	40,342
Danone SA	4,390	294,616
Dassault Systemes SA	2,724	168,330
Edenred	900	25,867
Essilor International SA	1,353	150,685
Eurazeo SA	379	26,564
Eutelsat Communications SA	525	18,036
Fonciere des Regions	297	30,424

8	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

France (continued)
GDF Suez	22,074	$489,565
Groupe Eurotunnel SE	7,332	98,445
Hermes International	100	33,937
Iliad SA	1,320	306,591
Imerys SA	1,811	130,764
Ingenico	899	93,984
JCDecaux SA	771	27,741
Kering SA	354	71,424
Klepierre	1,536	72,281
L’Oreal SA	1,885	337,046
Lagardere SCA	1,608	43,980
Legrand SA	1,439	77,138
LVMH Moet Hennessy Louis Vuitton SA	1,546	248,634
Natixis SA	8,039	51,128
Neopost SA	615	31,909
Pernod-Ricard SA	370	44,366
Publicis Groupe SA	996	74,418
Remy Cointreau SA	963	71,275
Rubis SCA	2,927	169,751
Safran SA	1,066	70,995
Sanofi	6,388	588,589
SCOR SE	1,975	61,482
Societe BIC SA	432	61,424
Sodexo SA	863	85,622
Suez Environnement Co. SA	4,251	78,143
Technip SA	2,280	133,144
Thales SA	1,044	54,979
Total SA	12,047	618,379
Unibail-Rodamco SE	496	139,703
Vinci SA	2,031	106,697
Vivendi SA	18,022	426,173
Wendel SA	480	53,793

		$7,478,887

Germany — 8.0%
Adidas AG	1,352	$93,027
Allianz SE	1,924	317,251
alstria office REIT AG(1)	2,172	27,792
BASF SE	4,809	430,106
Bayer AG	3,910	563,162
Bayerische Motoren Werke AG	1,708	198,624
Bayerische Motoren Werke AG, PFC Shares	687	58,161
Beiersdorf AG	2,384	209,246
Bilfinger SE	1,287	67,237
Brenntag AG	2,480	134,999
Celesio AG	843	24,972

Security	Shares	Value

Germany (continued)
Continental AG	363	$81,910
Deutsche Boerse AG	923	70,776
Deutsche EuroShop AG	619	28,679
Deutsche Telekom AG	47,508	818,947
Deutsche Wohnen AG	3,834	99,594
E.ON SE	33,343	516,147
Fraport AG	1,039	63,486
Fresenius Medical Care AG & Co. KGaA	971	71,964
Fresenius SE & Co. KGaA	1,869	106,976
Hannover Rueck SE	760	68,117
Henkel AG & Co. KGaA	1,664	170,264
Henkel AG & Co. KGaA, PFC Shares	3,318	379,885
K&S AG	1,896	59,863
Kabel Deutschland Holding AG(1)	314	42,655
KWS Saat AG	176	53,783
LANXESS AG	989	47,406
LEG Immobilien AG(1)	453	34,687
Linde AG	1,026	196,551
Merck KGaA	594	59,350
MTU Aero Engines AG	1,070	97,891
Muenchener Rueckversicherungs-Gesellschaft AG	709	142,142
Porsche Automobil Holding SE, PFC Shares	424	35,532
ProSiebenSat.1 Media AG	670	29,659
RWE AG	6,921	191,985
SAP SE	8,153	532,128
Siemens AG	4,210	444,731
Sky Deutschland AG(1)	3,269	24,516
Software AG	3,450	91,311
Stada Arzneimittel AG	691	21,425
Suedzucker AG	4,770	59,979
Symrise AG	1,375	89,998
TAG Immobilien AG	2,395	31,109
Telefonica Deutschland Holdings AG(1)	14,754	81,852
TUI AG	1,798	31,618
Volkswagen AG	452	100,356
Volkswagen AG, PFC Shares	642	143,222
Wacker Chemie AG	535	57,285
Wirecard AG	2,865	128,063

		$7,430,419

Hong Kong — 4.0%
AIA Group, Ltd.	37,200	$215,705
ASM Pacific Technology, Ltd.	8,700	78,592
Bank of East Asia, Ltd.	17,600	73,130
Bloomage Biotechnology Corp, Ltd.	10,000	16,550
BOC Hong Kong (Holdings), Ltd.	18,000	63,093

9	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)
Brightoil Petroleum Holdings, Ltd.(1)	103,000	$25,019
Cheung Kong Infrastructure Holdings, Ltd.	14,000	114,902
China Bio-Med Regeneration Technology, Ltd.(1)	765,000	21,190
China Everbright Water, Ltd.(1)	34,400	28,757
China Traditional Chinese Medicine Co., Ltd.(1)	68,000	44,292
Chow Sang Sang Holdings International, Ltd.	12,000	31,803
CLP Holdings, Ltd.	26,000	232,452
Dairy Farm International Holdings, Ltd.	8,100	71,804
Esprit Holdings, Ltd.	19,000	21,481
Fosun International, Ltd.	59,000	82,702
Galaxy Entertainment Group, Ltd.	30,000	156,504
Golar LNG, Ltd.	800	22,688
Hang Lung Group, Ltd.	5,000	23,844
Hang Lung Properties, Ltd.	10,000	29,275
Hang Seng Bank, Ltd.	4,800	83,946
Henderson Land Development Co., Ltd.	5,500	39,385
HKT Trust and HKT, Ltd.	140,000	183,028
Hongkong Land Holdings, Ltd.	4,000	29,620
Hopewell Holdings, Ltd.	19,500	73,078
Hutchison Whampoa, Ltd.	19,000	251,449
Jardine Matheson Holdings, Ltd.	2,000	127,805
Jardine Strategic Holdings, Ltd.	2,000	69,780
Li & Fung, Ltd.	104,000	102,654
Link REIT (The)	19,000	129,141
MGM China Holdings, Ltd.	8,400	20,433
Midas Holdings, Ltd.	80,000	20,018
MTR Corp., Ltd.	26,000	115,181
NWS Holdings, Ltd.	17,000	31,463
PAX Global Technology, Ltd.(1)	55,000	51,498
PCCW, Ltd.	145,000	95,815
Power Assets Holdings, Ltd.	30,500	318,221
Sands China, Ltd.	25,200	122,360
Shangri-La Asia, Ltd.	18,000	23,320
Sino Land Co., Ltd.	22,000	36,904
Sino Oil And Gas Holdings, Ltd.(1)	1,125,000	23,589
SJM Holdings, Ltd.	20,000	29,209
Sun Hung Kai Properties, Ltd.	5,000	81,233
Superb Summit International Group, Ltd.(1)(2)	230,000	34,653
Swire Pacific, Ltd., Class A	3,000	40,175
Television Broadcasts, Ltd.	4,600	28,583
VTech Holdings, Ltd.	10,200	143,320
Wynn Macau, Ltd.	18,400	50,835
Yue Yuen Industrial Holdings, Ltd.	10,000	37,533

		$3,748,012

Security	Shares	Value

Ireland — 2.0%
Bank of Ireland(1)	626,258	$188,484
CRH PLC	12,123	292,475
DCC PLC	2,767	146,610
FBD Holdings PLC	1,257	15,608
FleetMatics Group PLC(1)	6,694	237,034
Fly Leasing, Ltd. ADR	2,161	28,763
Glanbia PLC	3,945	63,515
Grafton Group PLC	7,383	74,303
ICON PLC(1)	5,014	282,790
Irish Continental Group PLC	7,510	27,766
Kenmare Resources PLC(1)	109,911	5,466
Kerry Group PLC, Class A	2,866	207,711
Paddy Power PLC	3,207	249,939

		$1,820,464

Israel — 1.9%
Bank Hapoalim B.M.	20,465	$90,907
Bezeq Israeli Telecommunication Corp., Ltd.	159,013	253,593
Caesarstone Sdot-Yam, Ltd.	936	58,126
Check Point Software Technologies, Ltd.(1)	3,000	231,510
Delek Automotive Systems, Ltd.	2,964	28,398
Delek Group, Ltd.	197	48,187
Elbit Systems, Ltd.	1,766	108,582
Gazit-Globe, Ltd.	2,355	29,805
Israel Chemicals, Ltd.	16,804	120,751
Israel Corp., Ltd.	199	64,576
Israel Discount Bank, Ltd., Series A(1)	37,711	58,919
Mizrahi Tefahot Bank, Ltd.(1)	6,299	68,739
NICE Systems, Ltd.	790	38,592
Oil Refineries, Ltd.(1)	99,305	28,886
Ormat Industries, Ltd.	11,568	81,054
Osem Investment, Ltd.	3,280	58,113
Paz Oil Co., Ltd.	560	71,658
SodaStream International, Ltd.(1)	1,340	24,200
Strauss Group, Ltd.(1)	2,832	41,480
Teva Pharmaceutical Industries, Ltd. ADR	5,202	295,786

		$1,801,862

Italy — 4.2%
Ansaldo STS SpA	6,279	$63,097
Assicurazioni Generali SpA	7,144	150,778
Atlantia SpA	8,406	216,359
Autogrill SpA(1)	4,891	41,783
Banca Popolare di Milano Scarl(1)	32,000	25,615
Brembo SpA	901	31,753

10	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Italy (continued)
Buzzi Unicem SpA	8,143	$99,967
CNH Industrial NV	16,821	128,054
Danieli & C Officine Meccaniche SpA, PFC Shares	1,258	20,630
Davide Campari-Milano SpA	13,191	89,414
DiaSorin SpA	1,861	74,298
Ei Towers SpA(1)	536	26,598
Enel Green Power SpA	26,815	53,008
Enel SpA	64,602	291,895
ENI SpA	23,281	391,786
Esprinet SpA	1,400	9,573
EXOR SpA	1,603	65,439
GTECH SpA	2,666	52,400
Interpump Group SpA	4,682	66,734
Intesa Sanpaolo SpA	68,274	199,651
Intesa Sanpaolo SpA, PFC Shares	8,400	21,427
Italcementi SpA	5,848	40,262
Italmobiliare SpA, PFC Shares	956	17,421
Luxottica Group SpA	2,905	172,737
Mediobanca SpA	7,502	64,984
Parmalat SpA	15,867	44,931
Pirelli & C. SpA	4,439	62,940
Prada SpA	7,400	43,400
Recordati SpA	4,398	72,684
Saipem SpA(1)	2,600	23,391
Salvatore Ferragamo SpA	2,465	71,358
Snam SpA	22,478	109,981
Sorin SpA(1)	26,970	62,590
STMicroelectronics NV	28,651	238,251
Telecom Italia SpA(1)	339,001	393,908
Telecom Italia SpA, PFC Shares	157,999	149,209
Tenaris SA	5,074	71,601
Terna Rete Elettrica Nazionale SpA	11,719	51,380
Tod’s SPA	213	21,887
Yoox SpA(1)	851	18,413

		$3,851,587

Japan — 16.3%
Aeon Co., Ltd.	7,100	$74,991
Air Water, Inc.	3,000	51,619
Ajinomoto Co., Inc.	7,000	144,252
Alfresa Holdings Corp.	2,400	28,454
Asahi Glass Co., Ltd.	6,000	31,920
Asahi Group Holdings, Ltd.	4,400	144,350
Asahi Kasei Corp.	11,000	108,637
Astellas Pharma, Inc.	15,300	236,314
Bank of Kyoto, Ltd. (The)	3,000	25,151

Security	Shares	Value

Japan (continued)
Bank of Yokohama, Ltd. (The)	7,000	$37,771
Bridgestone Corp.	1,700	67,944
Calbee, Inc.	1,500	58,575
Canon, Inc.	6,600	208,794
Central Japan Railway Co.	800	137,187
Chiba Bank, Ltd. (The)	7,000	47,174
Chubu Electric Power Co., Inc.(1)	20,900	275,963
Chugai Pharmaceutical Co., Ltd.	3,000	89,688
Chugoku Bank, Ltd. (The)	2,000	28,450
Citizen Holdings Co., Ltd.	5,500	43,902
Coca-Cola West Co., Ltd.	1,900	27,176
Cosmo Oil Co., Ltd.	52,000	70,111
Dai Nippon Printing Co., Ltd.	6,000	53,960
Daicel Corp.	4,000	49,733
Daido Steel Co., Ltd.	6,000	23,501
Daihatsu Motor Co., Ltd.	3,900	54,383
Daikin Industries, Ltd.	800	55,669
Daito Trust Construction Co., Ltd.	300	33,394
Daiwa House Industry Co., Ltd.	4,500	82,870
DeNA Co., Ltd.	1,800	23,669
Denki Kagaku Kogyo K.K.	9,000	35,461
Denso Corp.	2,600	115,020
Dentsu, Inc.	2,600	106,783
Dowa Holdings Co., Ltd.	3,000	23,954
East Japan Railway Co.	1,000	77,238
Eisai Co., Ltd.	3,100	154,561
Electric Power Development Co., Ltd.	3,400	123,859
FamilyMart Co., Ltd.	2,300	99,622
FANUC Corp.	600	100,764
Fast Retailing Co., Ltd.	200	74,195
Fuji Electric Co., Ltd.	9,000	38,486
FUJIFILM Holdings Corp.	3,600	121,672
Fujitsu, Ltd.	11,000	58,129
Hachijuni Bank, Ltd. (The)	3,000	19,770
Hamamatsu Photonics K.K.	1,100	51,828
Hirose Electric Co., Ltd.	400	47,927
Hiroshima Bank, Ltd. (The)	4,000	19,897
Hisamitsu Pharmaceutical Co., Inc.	2,800	95,269
Hitachi Metals, Ltd.	3,000	48,886
Hokuhoku Financial Group, Inc.	19,000	39,153
Honda Motor Co., Ltd.	5,700	171,996
Hoya Corp.	2,800	108,507
Hulic Co., Ltd.	2,300	20,892
Ibiden Co., Ltd.	2,400	36,080
Idemitsu Kosan Co., Ltd.	3,200	53,414
Isetan Mitsukoshi Holdings, Ltd.	2,000	28,359

11	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
ITOCHU Corp.	4,900	$49,615
Iyo Bank, Ltd. (The)	6,000	69,235
Japan Airlines Co., Ltd.	1,000	33,856
Japan Exchange Group, Inc.	3,100	72,138
Japan Real Estate Investment Corp.	5	24,292
Japan Tobacco, Inc.	7,900	215,170
JGC Corp.	1,000	20,338
Joyo Bank, Ltd. (The)	9,000	45,236
JSR Corp.	2,400	42,302
JX Holdings, Inc.	59,300	218,831
Kakaku.com, Inc.	2,000	28,292
Kaken Pharmaceutical Co., Ltd.	2,000	42,557
Kaneka Corp.	6,000	36,622
Kansai Electric Power Co., Inc. (The)(1)	12,600	121,828
Kansai Paint Co., Ltd.	4,000	69,913
Kao Corp.	3,100	135,929
KDDI Corp.	10,100	712,948
Keikyu Corp.	5,000	38,997
Keio Corp.	5,000	40,715
Keyence Corp.	300	140,231
Kikkoman Corp.	2,000	58,990
Kintetsu Corp.	12,000	42,305
Kobayashi Pharmaceutical Co., Ltd.	500	33,440
Koito Manufacturing Co., Ltd.	1,000	32,515
Konami Corp.	1,600	29,854
Konica Minolta, Inc.	6,700	73,730
Kubota Corp.	6,000	89,072
Kuraray Co., Ltd.	3,500	43,949
Kyocera Corp.	2,000	88,029
Kyowa Hakko Kirin Co., Ltd.	5,000	56,938
Kyushu Electric Power Co., Inc.(1)	12,800	123,522
Lawson, Inc.	600	39,229
Lion Corp.	5,000	27,162
LIXIL Group Corp.	1,100	21,432
M3, Inc.	2,200	44,255
Makita Corp.	1,000	44,357
Marubeni Corp.	16,300	89,972
Maruichi Steel Tube, Ltd.	1,200	28,376
Matsumotokiyoshi Holdings Co., Ltd.	1,000	32,955
MEIJI Holdings Co., Ltd.	700	76,914
Miraca Holdings, Inc.	800	35,829
Mitsubishi Chemical Holdings Corp.	14,500	75,151
Mitsubishi Corp.	5,000	87,226
Mitsubishi Estate Co., Ltd.	4,000	80,483
Mitsubishi Gas Chemical Co., Inc.	5,000	22,607
Mitsubishi Materials Corp.	18,000	56,761

Security	Shares	Value

Japan (continued)
Mitsubishi Motors Corp.	7,000	$59,179
Mitsubishi Tanabe Pharma Corp.	3,600	56,913
Mitsubishi UFJ Financial Group, Inc.	44,100	234,359
Mitsui & Co., Ltd.	5,400	68,714
Mitsui Chemicals, Inc.	14,000	40,964
Mitsui Fudosan Co., Ltd.	3,000	75,845
Mitsui O.S.K. Lines, Ltd.	8,000	27,008
Mizuho Financial Group, Inc.	69,700	113,968
Murata Manufacturing Co., Ltd.	1,100	118,750
NGK Spark Plug Co., Ltd.	1,000	29,645
NH Foods, Ltd.	2,000	49,444
Nidec Corp.	800	54,438
Nintendo Co., Ltd.	700	67,522
Nippon Building Fund, Inc.	14	68,887
Nippon Electric Glass Co., Ltd.	4,000	20,644
Nippon Express Co., Ltd.	6,000	35,003
Nippon Kayaku Co., Ltd.	2,000	27,900
Nippon Paint Holdings Co., Ltd.	2,000	62,650
Nippon Shinyaku Co., Ltd.	2,000	66,069
Nippon Shokubai Co., Ltd.	3,000	40,297
Nippon Telegraph & Telephone Corp.	9,400	556,355
Nippon Yusen K.K.	10,000	29,731
Nishi-Nippon City Bank, Ltd. (The)	8,000	25,979
Nissan Chemical Industries, Ltd.	2,000	36,822
Nissan Motor Co., Ltd.	6,300	53,721
Nisshin Seifun Group, Inc.	3,800	46,735
Nissin Foods Holdings Co., Ltd.	800	43,176
Nitori Holdings Co., Ltd.	400	22,616
Nitto Denko Corp.	2,100	125,367
Nomura Research Institute, Ltd.	900	30,558
NTT Data Corp.	2,200	83,683
NTT DoCoMo, Inc.	28,700	484,493
Obic Co., Ltd.	1,000	33,545
Odakyu Electric Railway Co., Ltd.	4,000	38,913
Okinawa Electric Power Co., Inc. (The)	900	31,178
Ono Pharmaceutical Co., Ltd.	1,100	115,769
Oracle Corp. Japan	1,400	58,205
Oriental Land Co., Ltd.	200	48,458
Osaka Gas Co., Ltd.	48,000	189,199
Otsuka Holdings Co., Ltd.	4,700	145,414
Pigeon Corp.	600	37,463
Rakuten, Inc.(1)	2,500	34,611
Rinnai Corp.	500	33,468
San-Ai Oil Co., Ltd.	4,000	26,543
Santen Pharmaceutical Co., Ltd.	1,100	68,645
Sawai Pharmaceutical Co., Ltd.	500	30,257

12	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
SECOM Co., Ltd.	1,500	$87,069
Sekisui House, Ltd.	3,000	38,795
Seven Bank, Ltd.	9,500	42,520
Sharp Corp.(1)	10,000	19,575
Shimadzu Corp.	4,000	41,559
Shimamura Co., Ltd.	200	17,790
Shimano, Inc.	300	39,658
Shin-Etsu Chemical Co., Ltd.	3,200	211,885
Shionogi & Co., Ltd.	3,500	105,025
Shiseido Co., Ltd.	4,100	65,759
Shizuoka Bank, Ltd. (The)	7,000	63,964
Showa Denko K.K.	23,000	29,396
Showa Shell Sekiyu K.K.	6,200	60,509
SMC Corp.	200	53,633
Sumitomo Corp.	3,700	36,513
Sumitomo Metal Mining Co., Ltd.	4,000	57,168
Sumitomo Mitsui Financial Group, Inc.	4,300	144,294
Sumitomo Osaka Cement Co., Ltd.	7,000	20,355
Suruga Bank, Ltd.	3,800	71,348
Taiheiyo Cement Corp.	12,000	35,212
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	88,829
Takashimaya Co., Ltd.	3,000	26,313
Takeda Pharmaceutical Co., Ltd.	5,800	289,764
TDK Corp.	700	43,625
TEIJIN, Ltd.	12,000	35,746
Toho Gas Co., Ltd.	21,000	114,109
Tokio Marine Holdings, Inc.	2,500	87,280
Tokyo Gas Co., Ltd.	40,000	238,605
Tokyu Fudosan Holdings Corp.	4,000	24,792
TonenGeneral Sekiyu K.K.	10,000	88,407
Toray Industries, Inc.	11,000	93,699
Toshiba Corp.	14,000	55,980
Tosoh Corp.	7,000	37,736
TOTO, Ltd.	3,000	33,118
Toyo Suisan Kaisha, Ltd.	1,000	35,181
Toyota Motor Corp.	6,900	444,849
Toyota Tsusho Corp.	1,100	26,051
Trend Micro, Inc.(1)	1,000	28,241
Tsuruha Holdings, Inc.	600	40,318
Ube Industries, Ltd.	17,000	25,460
Unicharm Corp.	4,500	123,992
UNY Group Holdings Co., Ltd.	4,800	27,617
USS Co., Ltd.	2,100	32,946
Yahoo! Japan Corp.	13,100	44,057
Yamaguchi Financial Group, Inc.	3,000	31,212
Yamato Holdings Co., Ltd.	1,600	36,186

Security	Shares	Value

Japan (continued)
Yamazaki Baking Co., Ltd.	6,000	$88,338
Yokohama Rubber Co., Ltd. (The)	3,000	28,224
Zeon Corp.	3,000	30,635

		$15,073,862

Netherlands — 3.3%
Aegon NV	12,684	$90,397
Aercap Holdings NV(1)	1,488	58,821
Akzo Nobel NV	3,824	275,486
AMG Advanced Metallurgical Group NV(1)	3,023	22,572
Arcadis NV	837	25,332
ASM International NV	500	20,400
ASML Holding NV	4,396	458,539
Delta Lloyd NV	1,897	35,841
Fugro NV	3,598	78,023
Gemalto NV	860	62,270
Heineken NV	1,487	110,972
ING Groep NV(1)	29,109	361,895
InterXion Holding NV(1)	700	19,103
Koninklijke Ahold NV	6,370	114,969
Koninklijke DSM NV	2,229	118,228
Koninklijke KPN NV	56,320	173,825
Koninklijke Philips NV	8,919	245,940
Koninklijke Vopak NV	1,811	100,995
NN Group NV(1)	1,200	32,570
Nutreco NV	754	38,398
OCI NV(1)	716	25,210
QIAGEN NV(1)	4,147	94,880
Reed Elsevier NV	17,549	429,048
Royal Boskalis Westminster NV	1,167	51,591
Sligro Food Group NV	650	24,799
TKH Group NV	660	20,522

		$3,090,626

New Zealand — 0.9%
Argosy Property, Ltd.	60,306	$49,782
Auckland International Airport, Ltd.	30,167	97,568
Contact Energy, Ltd.	19,502	100,088
Fisher & Paykel Healthcare Corp., Ltd.	16,073	72,476
Fletcher Building, Ltd.	13,722	83,358
Kiwi Property Group, Ltd.	67,261	64,595
Ryman Healthcare, Ltd.	8,800	52,678
Sky Network Television, Ltd.	14,463	63,594
Spark New Zealand, Ltd.	43,247	103,629
Trade Me, Ltd.	8,500	22,405

13	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

New Zealand (continued)
Xero, Ltd.(1)	7,410	$83,642
Z Energy, Ltd.	19,299	69,328

		$863,143

Norway — 1.9%
Atea ASA	4,761	$52,884
Borregaard ASA	4,154	29,227
DNB ASA	7,932	114,924
Gjensidige Forsikring ASA	3,579	60,336
Kongsberg Gruppen ASA	3,556	60,137
Leroey Seafood Group ASA	876	30,714
Nordic Semiconductor ASA(1)	10,644	73,508
Opera Software ASA	9,590	127,042
Orkla ASA	20,408	150,404
Salmar ASA	2,133	32,929
Schibsted ASA	3,310	213,223
SpareBank 1 SMN	4,478	31,738
SpareBank 1 SR-Bank ASA	4,300	27,002
Statoil ASA	7,015	117,475
Stolt-Nielsen, Ltd.	2,767	43,688
Telenor ASA	11,662	250,532
Tomra Systems ASA	5,720	45,957
Veidekke ASA	7,128	73,676
Yara International ASA	4,366	227,304

		$1,762,700

Portugal — 1.0%
Banco BPI SA(1)	20,010	$18,778
Banco Comercial Portugues SA(1)	1,508,983	106,272
CTT-Correios de Portugal SA	5,726	60,247
EDP-Energias de Portugal SA	28,223	107,358
Galp Energia SGPS SA, Class B	11,511	121,607
Jeronimo Martins SGPS SA	13,128	141,209
Mota-Engil SGPS SA	17,107	52,308
NOS SGPS	18,782	119,230
Portucel SA	16,546	66,750
Portugal Telecom SGPS SA	101,740	70,911
Semapa-Sociedade de Investimento e Gestao	3,742	43,807

		$908,477

Singapore — 1.9%
Ascendas Real Estate Investment Trust	33,000	$59,931
Biosensors International Group, Ltd.(1)	39,000	18,573
CapitaMall Trust	23,000	35,480
ComfortDelGro Corp., Ltd.	28,000	59,374

Security	Shares	Value

Singapore (continued)
Ezion Holdings, Ltd.	54,000	$50,628
Ezra Holdings, Ltd.	36,400	14,234
First Resources, Ltd.	15,000	20,603
Flextronics International, Ltd.(1)	19,412	215,861
Genting Singapore PLC	146,000	116,408
Global Logistic Properties, Ltd.	13,000	24,255
Golden Agri-Resources, Ltd.	138,000	42,808
Kenon Holdings, Ltd.(1)	1,393	23,619
Keppel Corp., Ltd.	7,000	44,958
OSIM International, Ltd.	14,000	20,026
Oversea-Chinese Banking Corp., Ltd.	13,000	99,712
Petra Foods, Ltd.	11,000	32,430
Raffles Medical Group, Ltd.	14,000	41,039
Religare Health Trust	54,000	41,105
Rex International Holding, Ltd.(1)	180,000	50,921
Sembcorp Industries, Ltd.	16,000	50,879
Singapore Press Holdings, Ltd.	39,500	120,460
Singapore Technologies Engineering, Ltd.	20,000	49,610
Singapore Telecommunications, Ltd.	72,000	216,826
StarHub, Ltd.	12,000	37,037
United Overseas Bank, Ltd.	6,000	102,605
Venture Corp., Ltd.	9,000	54,045
Wilmar International, Ltd.	57,000	135,272

		$1,778,699

Spain — 4.0%
Abertis Infraestructuras SA	8,323	$162,985
Acerinox SA	5,463	81,330
Almirall SA(1)	2,500	43,611
Amadeus IT Holding SA, Class A	9,903	397,152
Banco de Sabadell SA	19,546	49,394
Banco Santander SA	33,020	222,095
Bankia SA(1)	37,040	48,444
CaixaBank SA	20,372	88,735
Distribuidora Internacional de Alimentacion SA	16,912	109,490
Ebro Foods SA	5,138	87,426
Enagas SA	2,646	83,792
Ferrovial SA	9,070	179,939
Gas Natural SDG SA	1,333	31,291
Grifols SA, Class A	4,744	199,007
Grifols SA, Class B, PFC Shares	4,595	159,775
Iberdrola SA	29,876	206,217
Industria de Diseno Textil SA	13,752	405,320
Jazztel PLC(1)	4,745	67,227
Red Electrica Corp. SA	938	79,916
Repsol SA	21,702	384,446

14	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Spain (continued)
Tecnicas Reunidas SA	709	$27,571
Telefonica SA	25,345	380,058
Tubos Reunidos SA	9,481	16,980
Vidrala SA	1,394	69,316
Viscofan SA	1,399	80,943
Zardoya Otis SA	4,388	49,973

		$3,712,433

Sweden — 4.0%
AAK AB	447	$24,280
Alfa Laval AB	1,173	21,789
Assa Abloy AB	1,208	65,974
Atlas Copco AB, Class A	3,417	101,173
Atlas Copco AB, Class B	2,200	60,173
Axis Communications AB	1,895	50,729
Betsson AB(1)	450	16,864
BillerudKorsnas AB	11,385	172,818
Castellum AB	1,758	27,643
Elekta AB, Class B	20,281	217,400
Fingerprint Cards AB(1)	8,119	30,950
Hennes & Mauritz AB, Class B	9,753	401,207
Hexpol AB	803	80,562
Holmen AB, Class B	3,945	142,340
ICA Gruppen AB	1,341	51,523
Investment AB Kinnevik, Class B	858	25,640
Investor AB, Class B	1,665	60,587
Lundin Petroleum AB(1)	6,341	82,262
Meda AB, Class A	16,736	235,711
NIBE Industrier AB	1,022	25,961
Nordea Bank AB	9,104	115,582
Sandvik AB	4,221	44,306
Skanska AB, Class B	3,676	81,476
SKF AB, Class B	3,418	80,569
SSAB AB(1)	7,000	33,995
Svenska Cellulosa AB SCA, Class B	12,344	297,541
Svenska Handelsbanken AB, Class A	1,287	60,945
Swedbank AB, Class A	5,949	143,911
Swedish Match AB	3,358	109,326
Tele2 AB, Class B	8,730	98,760
Telefonaktiebolaget LM Ericsson, Class B	31,123	377,343
TeliaSonera AB	54,410	335,261
Tethys Oil AB(1)	2,578	17,307
Unibet Group PLC SDR	577	34,362
Wihlborgs Fastigheter AB	1,547	30,278

		$3,756,548

Security	Shares	Value

Switzerland — 7.7%
ABB, Ltd.	21,171	$407,038
Allreal Holding AG(1)	213	33,489
Ascom Holding AG	1,636	25,198
Baloise Holding AG	668	86,952
Barry Callebaut AG(1)	43	42,876
Belimo Holding AG	10	23,133
Bucher Industries AG	89	21,835
Burckhardt Compression Holdings AG	56	17,322
Comet Holding AG(1)	50	31,555
Compagnie Financiere Richemont SA, Class A	7,239	601,402
Dufry AG(1)	326	47,890
Ems-Chemie Holding AG	319	123,231
Forbo Holding AG	29	28,041
Gategroup Holding AG(1)	975	27,061
Geberit AG	405	138,366
Givaudan SA	152	277,069
Helvetia Holding AG	61	31,116
Implenia AG	405	22,152
Inficon Holding AG(1)	86	28,842
Julius Baer Group, Ltd.(1)	1,792	72,906
Kaba Holding AG	62	31,161
Komax Holding AG	194	29,206
Kuehne & Nagel International AG	525	72,269
Kuoni Reisen Holding AG(1)	68	22,827
Leonteq AG(1)	158	34,847
Lindt & Spruengli AG PC	5	26,025
Logitech International SA	5,517	81,123
Mobimo Holding AG(1)	140	32,335
Nestle SA	14,047	1,072,783
Novartis AG	10,033	977,743
Partners Group Holding AG	120	32,114
PSP Swiss Property AG(1)	319	32,928
Roche Holding AG	196	53,767
Schindler Holding AG	205	29,851
Schindler Holding AG PC	772	114,338
Schmolz & Bickenbach AG(1)	21,068	18,773
Schweizerische National-Versicherungs-Gesellschaft AG	442	38,720
SGS SA	52	98,639
Sika AG	37	127,076
Sonova Holding AG	815	107,072
Swatch Group, Ltd. (The)	1,267	93,140
Swatch Group, Ltd. (The), Bearer Shares	492	195,675
Swiss Life Holding AG	339	75,649
Swiss Prime Site AG(1)	635	55,082
Swiss Re AG	3,343	301,563
Swisscom AG	551	323,061

15	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Switzerland (continued)
Syngenta AG	1,818	$592,184
U-Blox AG(1)	256	36,603
Valora Holding AG	105	25,405
Vontobel Holding AG	783	26,174
Zurich Insurance Group AG	783	259,626

		$7,105,233

United Kingdom — 16.5%
3i Group PLC	4,683	$32,295
Aggreko PLC	3,797	88,554
Anglo American PLC	11,565	193,177
Anite PLC	21,623	26,559
Associated British Foods PLC	854	39,828
AstraZeneca PLC	8,232	585,998
Aveva Group PLC	4,989	98,584
Aviva PLC	12,559	99,642
Babcock International Group PLC	5,474	82,775
BAE Systems PLC	27,684	210,748
Berendsen PLC	1,722	28,818
Berkeley Group Holdings PLC	895	32,623
BHP Billiton PLC	15,115	328,306
BP PLC	40,383	259,422
British American Tobacco PLC	8,030	453,021
British Land Co. PLC (The)	6,863	85,526
Bunzl PLC	1,959	55,806
Burberry Group PLC	2,842	73,834
Capita PLC	6,789	114,011
Carillion PLC	4,756	24,428
Carnival PLC	1,260	56,412
Close Brothers Group PLC	1,265	28,866
Cobham PLC	15,469	75,827
Compass Group PLC	8,535	147,153
Croda International PLC	2,328	92,972
CSR PLC	6,722	86,125
Daily Mail & General Trust PLC, Class A	2,090	27,075
Diageo PLC	11,133	329,544
Dignity PLC	1,144	32,042
Direct Line Insurance Group PLC	7,143	33,498
Domino Printing Sciences PLC	5,423	55,623
Drax Group PLC	24,262	131,645
easyJet PLC	1,477	41,183
Essentra PLC	8,366	104,163
Experian PLC	6,510	114,713
Firstgroup PLC(1)	13,353	19,928
Fresnillo PLC	4,420	59,703
Friends Life Group, Ltd.	5,909	35,335

Security	Shares	Value

United Kingdom (continued)
G4s PLC	10,246	$43,905
Galliford Try PLC	1,479	29,287
GlaxoSmithKline PLC	33,550	738,728
Glencore PLC	78,868	294,066
Grainger PLC	8,181	23,783
Great Portland Estates PLC	2,834	33,430
Greene King PLC	2,039	25,762
Halma PLC	12,223	127,897
Hammerson PLC	3,109	32,171
Hargreaves Lansdown PLC	4,354	66,001
Howden Joinery Group PLC	5,262	33,580
HSBC Holdings PLC	43,738	400,168
Imperial Tobacco Group PLC	4,149	194,874
Indivior PLC(1)	2,627	6,885
Inmarsat PLC	18,934	237,248
Innovation Group PLC	55,576	24,457
InterContinental Hotels Group PLC	3,051	121,667
Intertek Group PLC	1,097	37,782
J Sainsbury PLC	22,269	85,335
Johnson Matthey PLC	2,211	108,164
Kingfisher PLC	14,107	72,569
Laird PLC	9,172	43,970
Land Securities Group PLC	5,329	102,135
Legal & General Group PLC	27,751	111,451
Lloyds Banking Group PLC(1)	126,828	140,502
Londonmetric Property PLC REIT	12,704	30,517
Marks & Spencer Group PLC	13,275	96,498
Marston’s PLC	12,099	26,690
Mears Group PLC	3,501	21,907
Meggitt PLC	9,721	78,583
Micro Focus International PLC	4,308	68,261
Mitie Group PLC	5,570	22,626
Mondi PLC	2,542	45,346
Moneysupermarket.com Group PLC	34,202	135,017
National Grid PLC	55,778	784,183
NCC Group PLC	9,827	33,369
Next PLC	916	99,540
Oxford Instruments PLC	2,639	29,505
Pace PLC	12,497	62,717
Pearson PLC	4,832	98,040
Playtech PLC	6,421	65,354
Premier Farnell PLC	12,971	32,976
Provident Financial PLC	887	35,143
Randgold Resources, Ltd.	1,221	104,798
Reckitt Benckiser Group PLC	3,663	310,017
Reed Elsevier PLC	7,191	124,843

16	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
Renishaw PLC	1,171	$40,809
Rentokil Initial PLC	14,663	26,695
Restaurant Group PLC (The)	2,796	30,169
Rexam PLC	9,629	61,532
Rightmove PLC	1,755	61,310
Rolls-Royce Holdings PLC(1)	12,754	170,394
Rotork PLC	1,683	58,179
Royal Dutch Shell PLC, Class A	20,520	625,359
Royal Dutch Shell PLC, Class B	15,478	490,033
RSA Insurance Group PLC(1)	10,493	71,602
Sage Group PLC (The)	24,855	179,176
SDL PLC(1)	5,875	37,443
Segro PLC REIT	5,128	31,756
Serco Group PLC	19,990	46,316
Sky PLC	6,095	84,996
Smiths Group PLC	4,467	75,600
Spirent Communications PLC	34,304	45,801
Sports Direct International PLC(1)	2,256	24,060
SSE PLC	15,337	371,134
Standard Chartered PLC	5,378	71,715
Subsea 7 SA	3,900	33,175
Synergy Health PLC	6,312	205,915
TalkTalk Telecom Group PLC	38,654	184,612
Tate & Lyle PLC	5,879	59,959
Telecity Group PLC	5,845	75,724
TT Electronics PLC	18,160	30,148
UBM PLC	7,445	59,118
Unilever NV	12,741	552,509
UNITE Group PLC (The)	4,128	30,404
United Utilities Group PLC	10,826	167,087
Vodafone Group PLC	313,890	1,103,787
Whitbread PLC	1,494	112,141
William Hill PLC	16,136	91,420
WM Morrison Supermarkets PLC	29,996	80,933
WS Atkins PLC	1,396	26,307
Xaar PLC	6,654	30,875
Xchanging PLC	11,222	26,444

		$15,302,146

Total Common Stocks (identified cost $90,601,599)		$93,196,996

Investment Funds — 0.1%

Security	Shares	Value

HBM Healthcare Investments AG	359	$38,084

Total Investment Funds (identified cost $30,302)		$38,084

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(3)	$176	$175,704

Total Short-Term Investments (identified cost $175,704)		$175,704

Total Investments — 100.8% (identified cost $90,807,605)		$93,410,784

Other Assets, Less Liabilities — (0.8)%		$(713,063)

Net Assets — 100.0%		$92,697,721

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015.

17	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Portfolio of Investments — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	35.0%	$32,419,500
Japanese Yen	16.3	15,073,862
British Pound Sterling	16.1	14,942,841
Swiss Franc	7.9	7,331,078
Australian Dollar	7.8	7,210,269
Swedish Krona	4.0	3,756,548
Hong Kong Dollar	3.7	3,420,940
United States Dollar	2.1	1,949,395
Norwegian Krone	2.0	1,835,660
Danish Krone	2.0	1,803,695
Singapore Dollar	1.7	1,587,994
Israeli Shekel	1.3	1,215,859
New Zealand Dollar	0.9	863,143

Total Investments	100.8%	$93,410,784

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.6%	$11,721,877
Industrials	11.6	10,775,930
Consumer Discretionary	11.4	10,592,398
Consumer Staples	11.2	10,418,461
Materials	10.6	9,777,154
Health Care	10.3	9,525,441
Telecommunication Services	10.2	9,405,063
Information Technology	9.2	8,531,712
Utilities	7.4	6,893,031
Energy	6.0	5,555,929
Short-Term Investments	0.2	175,704
Investment Funds	0.1	38,084

Total Investments	100.8%	$93,410,784

18	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Statement of Assets and Liabilities

Assets	January 31, 2015
Unaffiliated investments, at value (identified cost, $90,631,901)	$93,235,080
Affiliated investment, at value (identified cost, $175,704)	175,704
Foreign currency, at value (identified cost, $30,105)	30,224
Dividends receivable	72,446
Interest receivable from affiliated investment	99
Receivable for Fund shares sold	192,662
Tax reclaims receivable	103,081
Receivable from affiliates	25,502
Total assets	$93,834,798

Liabilities
Payable for Fund shares redeemed	$999,246
Payable to affiliates:
Investment adviser and administration fee	58,556
Distribution and service fees	1,792
Accrued expenses	77,483
Total liabilities	$1,137,077
Net Assets	$92,697,721

Sources of Net Assets
Paid-in capital	$90,427,184
Accumulated net realized loss	(120,437)
Accumulated distributions in excess of net investment income	(206,492)
Net unrealized appreciation	2,597,466
Total	$92,697,721

Investor Class Shares
Net Assets	$8,502,767
Shares Outstanding	744,938
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.41

Institutional Class Shares
Net Assets	$84,194,954
Shares Outstanding	7,364,507
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.43

19	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Statement of Operations

Investment Income	Year Ended January 31, 2015
Dividends (net of foreign taxes, $282,915)	$3,155,335
Interest allocated from affiliated investment	1,040
Expenses allocated from affiliated investment	(129)
Total investment income	$3,156,246

Expenses
Investment adviser and administration fee	$688,396
Distribution and service fees
Investor Class	31,702
Trustees’ fees and expenses	4,794
Custodian fee	109,169
Transfer and dividend disbursing agent fees	34,142
Legal and accounting services	39,910
Printing and postage	21,992
Registration fees	38,302
Miscellaneous	17,002
Total expenses	$985,409
Deduct —
Reduction of custodian fee	$3
Allocation of expenses to affiliates	296,323
Total expense reductions	$296,326

Net expenses	$689,083

Net investment income	$2,467,163

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$8,108,943
Investment transactions allocated from affiliated investment	6
Foreign currency transactions	(34,804)
Net realized gain	$8,074,145
Change in unrealized appreciation (depreciation) —
Investments	$(10,192,740)
Foreign currency	(7,003)
Net change in unrealized appreciation (depreciation)	$(10,199,743)

Net realized and unrealized loss	$(2,125,598)

Net increase in net assets from operations	$341,565

20	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$2,467,163	$1,477,224
Net realized gain from investment and foreign currency transactions	8,074,145	1,257,976
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(10,199,743)	3,171,871
Net increase in net assets from operations	$341,565	$5,907,071
Distributions to shareholders —
From net investment income
Investor Class	$(181,582)	$(264,173)
Institutional Class	(2,111,617)	(1,359,470)
From net realized gain
Investor Class	(298,365)	—
Institutional Class	(2,931,932)	—
Total distributions to shareholders	$(5,523,496)	$(1,623,643)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$5,338,950	$11,052,878
Class C	—	70,326
Institutional Class	34,388,019	29,593,077
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	405,557	159,632
Institutional Class	2,101,145	157,259
Cost of shares redeemed
Investor Class	(10,964,044)	(5,346,423)
Class C	—	(60)
Institutional Class	(16,308,189)	(18,695,363)
Net asset value of shares merged*
Investor Class	—	519,171
Class C	—	(519,171)
Net increase in net assets from Fund share transactions	$14,961,438	$16,991,326

Net increase in net assets	$9,779,507	$21,274,754

Net Assets
At beginning of year	$82,918,214	$61,643,460
At end of year	$92,697,721	$82,918,214

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(206,492)	$(312,287)

*	At the close of business on March 15, 2013, Class C shares were merged into Investor Class shares.

21	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Financial Highlights

	Investor Class
	Year Ended January 31,					Period Ended January 31, 2011(1)
	2015		2014	2013	2012
Net asset value — Beginning of period	$11.960		$11.180	$9.850	$10.960	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.355	(3)	$0.195	$0.227	$0.172	$(0.020)
Net realized and unrealized gain (loss)	(0.242)		0.822	1.370	(1.073)	1.058

Total income (loss) from operations	$0.113		$1.017	$1.597	$(0.901)	$1.038

Less Distributions
From net investment income	$(0.251)		$(0.237)	$(0.267)	$(0.209)	$(0.078)
From net realized gain	(0.412)		—	—	—	—

Total distributions	$(0.663)		$(0.237)	$(0.267)	$(0.209)	$(0.078)

Redemption fees(2)(4)	$—		$—	$—	$—	$0.000	(5)

Net asset value — End of period	$11.410		$11.960	$11.180	$9.850	$10.960

Total Return(6)	1.01%		9.04%	16.32%	(8.11)%	10.39	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,503		$14,007	$7,038	$12,263	$3,578
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	0.97%		1.05%	1.29%	1.50%	1.50	%(10)
Net investment income (loss)	2.83	%(3)	1.65%	2.22%	1.68%	(0.22	)%(10)
Portfolio Turnover	63%		35%	44%	60%	15	%(7)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.35%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(7)	Not annualized.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.32%, 0.29%, 0.29%, 0.25% and 0.72% of average daily net assets for the years ended January 31, 2015, 2014, 2013 and 2012 and the period ended January 31, 2011, respectively). Absent this subsidy, total return would be lower.

(10)	Annualized.

22	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Financial Highlights — continued

	Institutional Class
	Year Ended January 31,					Period Ended January 31, 2011(1)
	2015		2014	2013	2012
Net asset value — Beginning of period	$11.990		$11.200	$9.880	$10.970	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.333	(3)	$0.259	$0.252	$0.239	$0.102
Net realized and unrealized gain (loss)	(0.184)		0.790	1.375	(1.104)	0.950

Total income (loss) from operations	$0.149		$1.049	$1.627	$(0.865)	$1.052

Less Distributions
From net investment income	$(0.297)		$(0.259)	$(0.307)	$(0.225)	$(0.082)
From net realized gain	(0.412)		—	—	—	—

Total distributions	$(0.709)		$(0.259)	$(0.307)	$(0.225)	$(0.082)

Redemption fees(2)(4)	$—		$—	$—	$—	$0.000	(5)

Net asset value — End of period	$11.430		$11.990	$11.200	$9.880	$10.970

Total Return(6)	1.22%		9.31%	16.59%	(7.76)%	10.54	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84,195		$68,911	$54,167	$45,957	$41,969
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	0.72%		0.80%	1.02%	1.25%	1.25	%(10)
Net investment income	2.66	%(3)	2.20%	2.45%	2.28%	1.20	%(10)
Portfolio Turnover	63%		35%	44%	60%	15	%(7)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends which amounted to $0.048 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.28%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)	Not annualized.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.32%, 0.29%, 0.30%, 0.25% and 0.72% of average daily net assets for the years ended January 31, 2015, 2014, 2013 and 2012 and the period ended January 31, 2011, respectively). Absent this subsidy, total return would be lower.

(10)	Annualized.

23	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

24

Parametric International Equity Fund

January 31, 2015

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended January 31, 2015 and January 31, 2014 was as follows:

	Year Ended January 31,
	2015	2014

Distributions declared from:
Ordinary income	$2,293,199	$1,623,643
Long-term capital gains	$3,230,297	$—

During the year ended January 31, 2015, accumulated net realized gain was decreased by $647,973, accumulated distributions in excess of net investment income was increased by $68,169 and paid-in capital was increased by $716,142 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for investments in partnerships, foreign currency gain (loss) and investments in passive foreign investment companies (PFICs). Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

25

Parametric International Equity Fund

January 31, 2015

Notes to Financial Statements — continued

As of January 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed long-term capital gains	$36,390
Net unrealized appreciation	$2,234,147

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and investments in PFICs.

During the year ended January 31, 2015, capital loss carryforwards of $94,897 were utilized to offset net realized gains by the Fund.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$91,170,924

Gross unrealized appreciation	$10,340,404
Gross unrealized depreciation	(8,100,544)

Net unrealized appreciation	$2,239,860

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated without the consent of a majority of the Trustees and a majority of shareholders. For the year ended January 31, 2015, the investment adviser and administration fee amounted to $688,396 or 0.75% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90% and 0.65% (1.05% and 0.80% prior to July 10, 2014) of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after May 31, 2015. Pursuant to this agreement, EVM and Parametric were allocated $296,323 in total of the Fund’s operating expenses for the year ended January 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2015, EVM earned $1,283 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and services fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2015 amounted to $31,702 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

26

Parametric International Equity Fund

January 31, 2015

Notes to Financial Statements — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $70,551,522 and $57,672,625, respectively, for the year ended January 31, 2015.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Investor Class	2015	2014

Sales	418,943	930,182
Issued to shareholders electing to receive payments of distributions in Fund shares	35,420	13,007
Redemptions	(880,596)	(447,045)
Merger from Class C shares	—	45,498

Net increase (decrease)	(426,233)	541,642

Class C		Year Ended January 31, 2014(1)

Sales		6,372
Issued to shareholders electing to receive payments of distributions in Fund shares		—
Redemptions		(5)
Merger to Investor Class shares		(45,969)

Net decrease		(39,602)

	Year Ended January 31,
Institutional Class	2015	2014

Sales	2,733,329	2,466,781
Issued to shareholders electing to receive payments of distributions in Fund shares	183,186	12,826
Redemptions	(1,297,574)	(1,569,599)

Net increase	1,618,941	910,008

(1)	At the close of business on March 15, 2013, Class C shares were merged into Investor Class shares.

At January 31, 2015, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 42.2% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2015.

27

Parametric International Equity Fund

January 31, 2015

Notes to Financial Statements — continued

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$552,356	$28,086,976		$34,653	$28,673,985
Developed Europe	701,657	62,019,492		—	62,721,149
Developed Middle East	609,622	1,192,240		—	1,801,862

Total Common Stocks	$1,863,635	$91,298,708	**	$34,653	$93,196,996

Investment Funds	$—	$38,084		$—	$38,084
Short-Term Investments	—	175,704		—	175,704

Total Investments	$1,863,635	$91,512,496		$34,653	$93,410,784

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2015 is not presented. At January 31, 2015, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

28

Parametric International Equity Fund

January 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric International Equity Fund:

We have audited the accompanying statement of assets and liabilities of Parametric International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric International Equity Fund as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 19, 2015

29

Parametric International Equity Fund

January 31, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended January 31, 2015, the Fund designates approximately $3,170,999, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended January 31, 2015, the Fund paid foreign taxes of $264,959 and recognized foreign source income of $3,438,250.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2015, $3,677,062 or, if subsequently determined to be different, the net capital gain of such year.

30

Parametric International Equity Fund

January 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

31

Parametric International Equity Fund

January 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.
Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

33

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touch LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

4736 1.31.15

Parametric Emerging Markets Fund Annual Report January 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2015

Parametric Emerging Markets Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	41

Federal Tax Information	42

Management and Organization	43

Important Notices	46

Parametric Emerging Markets Fund

January 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended January 31, 2015, “decoupling” was the theme of global equity markets, as U.S. stock market performance seemed to diverge from the rest of the world. An ongoing, modest economic recovery in the U.S. contrasted sharply with slowing or stagnant growth in most other regions. In the European Union, growth appeared to stall and Germany, one of the world’s leading exporters, experienced two consecutive quarters of near-zero GDP growth. Japan slid into recession, while China missed its self-imposed growth target.

In general, emerging markets were mixed during the period. India was buoyed by optimism regarding newly elected political leadership, while Brazil was dragged down by its deteriorating economic situation and widening political scandal surrounding its leadership. Taiwan had strong returns amid healthy demand for its exports, but Korea was weak due to economic competition from other countries. Russia was one of the worst-performing emerging markets, as fallout from economic sanctions related to the Ukraine conflict weighed on its economy during the latter part of the period.

On the plus side for some emerging markets, falling crude oil prices, brought on by increased supply and weaker global demand, were generally viewed as a positive development for more developed economies, such as China and Taiwan, most of which are net importers of oil. Lower crude prices, however, weighed heavily on emerging-market economies dependent on oil exports, especially Russia and the Gulf states of Qatar and the United Arab Emirates.

Decoupling was evident in the returns posted by the major market indexes. The MSCI World Index2, a proxy for global equities, rose 7.00% for the 12-month period, powered largely by U.S. growth — whereas the MSCI World ex USA Index lost 0.65% for the same period. The MSCI EAFE Index of developed-market international equities fell 0.43%, primarily due to weakness in European stocks and the decline of the euro against the U.S. dollar. The MSCI Emerging Markets Index, meanwhile, gained 5.23%, but was down more than 9% in the second half of the period. In the U.S., the Dow Jones Industrial Average advanced 11.91% and the broader U.S. market, as measured by the S&P 500 Index, returned 14.22%.

Fund Performance

For the 12-month period ended January 31, 2015, Parametric Emerging Markets Fund (the Fund) had a total return of 0.25% for Investor Class shares at net asset value (NAV), underperforming the Fund’s benchmark, the MSCI Emerging Markets Index (the Index), which had a total return of 5.23% for the same period.

The majority of the Fund’s underperformance versus the Index occurred during the last four months of the 12-month period. Primary drivers of this underperformance included management’s system of target weights, which is designed to underweight larger emerging-market countries and to overweight smaller ones. Specifically, factors detracting from the Fund’s performance relative to the Index included the Fund’s underweight positions in China and Taiwan, both of which significantly outperformed the Index for the period. The Fund’s underperformance versus the Index was also driven by the Fund’s overweight in Russia, which meaningfully underperformed the Index, as economic sanctions and the collapse in crude oil prices damaged its economy. Furthermore, the Fund’s allocation to frontier markets detracted from performance relative to the Index, as these markets trailed the larger, more developed emerging markets for the 12-month period.

Contributors to the Fund’s performance relative to the Index included the Fund’s underweight positions in Korea and Brazil, both of which underperformed the overall Index. In addition, the Fund’s overweight position in Turkey, which outperformed the Index, contributed to the Fund’s performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Fund

January 31, 2015

Performance2,3

Portfolio Managers David Stein, Ph.D., Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	06/30/2006	06/30/2006	0.25%	2.93%	5.00%
Class C at NAV	06/30/2006	06/30/2006	–0.51	2.17	4.21
Class C with 1% Maximum Sales Charge	—	—	–1.49	2.17	4.21
Institutional Class at NAV	06/30/2006	06/30/2006	0.55	3.20	5.26
Class R6 at NAV	07/01/2014	06/30/2006	0.58	3.20	5.26
MSCI Emerging Markets Index	—	—	5.23%	3.08%	5.42%

% Total Annual Operating Expense Ratios[4]		Investor Class	Class C	Institutional Class	Class R6
		1.38%	2.13%	1.13%	1.09%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	06/30/2006	$14,255	N.A.
Institutional Class	$50,000	06/30/2006	$77,665	N.A.
Class R6	$1,000,000	06/30/2006	$1,553,694	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Emerging Markets Fund

January 31, 2015

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

China Mobile, Ltd.	1.2%
Samsung Electronics Co., Ltd.	1.0
Tencent Holdings, Ltd.	0.8
MTN Group, Ltd.	0.7
Naspers, Ltd., Class N	0.7
America Movil SAB de CV, Series L	0.7
Taiwan Semiconductor Manufacturing Co., Ltd.	0.6
OAO Gazprom ADR	0.5
CEZ AS	0.5
Cielo SA	0.5

Total	7.2%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric Emerging Markets Fund

January 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. The MSCI World ex USA Index is an unmanaged index of large-cap and mid-cap equity securities across the developed markets, excluding the U.S. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging-markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric Emerging Markets Fund

January 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 – January 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$881.60	$6.45	1.36%
Class C	$1,000.00	$878.50	$9.99	2.11%
Institutional Class	$1,000.00	$882.90	$5.27	1.11%
Class R6	$1,000.00	$882.50	$5.08	1.07%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,018.30	$6.92	1.36%
Class C	$1,000.00	$1,014.60	$10.71	2.11%
Institutional Class	$1,000.00	$1,019.60	$5.65	1.11%
Class R6	$1,000.00	$1,019.80	$5.45	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014.

6

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments

Common Stocks — 98.3%

Security	Shares	Value

Argentina — 0.8%
Adecoagro SA(1)	77,700	$602,952
Arcos Dorados Holdings, Inc., Class A	490,400	2,721,720
Banco Macro SA, Class B ADR	46,187	1,784,666
BBVA Banco Frances SA ADR	71,988	1,018,630
Cresud SA ADR	204,840	2,109,852
Grupo Financiero Galicia SA, Class B ADR	132,800	2,172,608
IRSA Inversiones y Representaciones SA ADR	61,510	949,714
MercadoLibre, Inc.	58,100	7,200,914
Pampa Energia SA ADR(1)	188,600	2,036,880
Petrobras Energia SA ADR	750,308	3,654,000
Telecom Argentina SA ADR	385,251	7,342,884
YPF SA ADR	95,400	2,237,130

		$33,831,950

Bahrain — 0.5%
Ahli United Bank BSC	12,796,971	$10,151,382
Al-Salam Bank	16,432,881	5,309,260
Gulf Finance House EC(1)	72,373,689	5,660,164
Ithmaar Bank BSC(1)	16,116,646	2,613,611

		$23,734,417

Bangladesh — 0.9%
Aftab Automobiles, Ltd.	783,888	$637,175
Al-Arafah Islami Bank, Ltd.(1)	1,602,750	314,286
Bangladesh Export Import Co., Ltd.(1)	7,173,355	2,856,712
Beximco Pharmaceuticals, Ltd.	1,484,177	1,080,120
BSRM Steels, Ltd.	1,709,000	1,723,681
City Bank, Ltd. (The)(1)	5,315,880	1,443,292
Grameenphone, Ltd.	1,496,400	6,355,437
Heidelberger Cement Bangladesh, Ltd.	146,500	928,681
Islami Bank Bangladesh, Ltd.	3,020,610	925,574
Jamuna Oil Co., Ltd.	177,760	449,362
Khulna Power Co., Ltd.	1,334,705	964,755
Lankabangla Finance, Ltd.	1,937,775	1,025,723
Malek Spinning Mills, Ltd.	897,500	209,253
Meghna Petroleum, Ltd.	293,150	742,660
National Bank, Ltd.(1)	10,435,810	1,590,271
Olympic Industries, Ltd.	441,450	1,326,473
Orion Pharma, Ltd.	910,600	510,888
Padma Oil Co., Ltd.	195,600	587,915
People’s Leasing and Financial Services, Ltd.(1)	2,248,180	584,239
Pubali Bank, Ltd.	1,878,791	577,123
Renata, Ltd.	44,500	573,293

Security	Shares	Value

Bangladesh (continued)
Social Islami Bank, Ltd.	4,105,750	$737,587
Southeast Bank, Ltd.	3,522,000	892,122
Square Pharmaceuticals, Ltd.	1,531,253	5,033,880
Summit Power, Ltd.(1)	1,487,295	691,689
Titas Gas Transmission & Distribution Co., Ltd.	3,022,500	2,915,911
United Airways Bangladesh, Ltd.(1)	8,053,064	854,739
United Commercial Bank, Ltd.	7,394,000	2,861,021

		$39,393,862

Botswana — 0.2%
Barclays Bank of Botswana, Ltd.	1,137,465	$437,029
Botswana Insurance Holdings, Ltd.	575,111	698,634
First National Bank of Botswana, Ltd.	6,069,100	2,283,790
Letshego Holdings, Ltd.	12,485,691	3,198,310
Sechaba Breweries, Ltd.	905,550	2,657,794
Standard Chartered Bank Botswana, Ltd.	531,120	692,544

		$9,968,101

Brazil — 5.5%
AES Tiete SA, PFC Shares	189,400	$1,168,905
All America Latina Logistica SA	669,600	960,760
AMBEV SA	2,242,950	14,737,057
AMBEV SA ADR	141,760	932,781
B2W Companhia Global do Varejo(1)	200,970	1,707,674
Banco Bradesco SA ADR, PFC Shares	109,291	1,363,952
Banco Bradesco SA, PFC Shares	1,193,731	15,005,887
Banco do Brasil SA	609,698	4,694,442
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	749,755
BB Seguridade Participacoes SA	96,200	1,054,050
BM&F Bovespa SA	962,351	3,263,727
BR Malls Participacoes SA	296,000	1,680,082
BR Properties SA	212,800	706,624
Bradespar SA, PFC Shares	121,000	523,548
Braskem SA, PFC Shares	89,760	416,477
BRF-Brasil Foods SA	338,540	8,122,689
BRF-Brasil Foods SA ADR	19,900	472,028
Centrais Eletricas Brasileiras SA, PFC Shares	513,100	1,174,111
CETIP SA - Mercados Organizados	173,900	2,232,686
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	63,069	2,094,269
Cia de Concessoes Rodoviarias SA (CCR)	1,000,400	5,696,865
Cia de Saneamento Basico do Estado de Sao Paulo	440,860	2,185,200
Cia de Saneamento de Minas Gerais-COPASA	72,900	461,865
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	49,290	720,636

7	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Cia Energetica de Minas Gerais SA ADR	84,265	$380,035
Cia Energetica de Minas Gerais SA, PFC Shares	828,655	3,678,107
Cia Energetica de Sao Paulo, Class B, PFC Shares	269,700	2,368,073
Cia Hering	149,800	1,015,508
Cia Paranaense de Energia-Copel, PFC Shares	136,300	1,584,854
Cia Siderurgica Nacional SA	365,800	567,121
Cielo SA	1,423,898	21,226,468
Contax Participacoes SA, PFC Shares	121,500	80,600
Cosan Logistica SA(1)	53,700	43,829
Cosan SA Industria e Comercio	53,700	490,920
CPFL Energia SA	376,700	2,364,158
Cyrela Brazil Realty SA	327,300	1,318,592
Duratex SA	112,558	311,677
EcoRodovias Infraestrutura e Logistica SA	286,800	1,108,401
EDP-Energias do Brasil SA	313,400	1,011,476
Eletropaulo Metropolitana SA, Class B, PFC Shares	210,580	528,952
Embraer SA	482,700	4,270,679
Embraer SA ADR	85,948	3,030,527
Eneva SA(1)	300,500	47,036
Equatorial Energia SA	120,700	1,124,569
Estacio Participacoes SA	325,500	2,024,633
Even Construtora e Incorporadora SA	341,400	550,922
Ez Tec Empreendimentos e Participacoes SA	53,800	330,830
Fibria Celulose SA(1)	111,757	1,345,291
Gafisa SA	745,400	527,815
Gerdau SA, PFC Shares	466,300	1,583,152
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	929,053
Hypermarcas SA(1)	267,800	1,819,433
Iochpe-Maxion SA	115,700	482,074
Itau Unibanco Holding SA ADR, PFC Shares	144,459	1,750,843
Itau Unibanco Holding SA, PFC Shares	1,202,949	14,749,659
Itausa-Investimentos Itau SA, PFC Shares	2,326,263	7,923,989
JBS SA	583,825	2,489,130
Klabin SA, PFC Shares	1,300,000	1,312,960
Kroton Educacional SA	1,222,736	5,605,014
Light SA	132,200	697,644
Localiza Rent a Car SA	191,280	2,487,905
Lojas Americanas SA, PFC Shares	672,828	3,899,180
Lojas Renner SA	123,000	3,231,715
Marcopolo SA, PFC Shares	950,200	949,049
Marfrig Global Foods SA(1)	287,155	535,088
Metalurgica Gerdau SA, PFC Shares	148,000	542,745
MMX Mineracao e Metalicos SA(1)	138,467	35,607
MRV Engenharia e Participacoes SA	514,100	1,323,929
Multiplus SA	41,100	532,274
Natura Cosmeticos SA	120,900	1,412,546

Security	Shares	Value

Brazil (continued)
Odontoprev SA	250,000	$962,452
Oi SA ADR(1)	19,020	37,469
Oi SA, PFC Shares(1)	1,067,186	1,984,629
PDG Realty SA Empreendimentos e Participacoes(1)	1,877,400	363,831
Petroleo Brasileiro SA	43,200	129,443
Petroleo Brasileiro SA ADR	71,900	442,185
Petroleo Brasileiro SA, PFC Shares	3,496,200	10,658,312
Prumo Logistica SA(1)	1,596,000	184,388
Qualicorp SA(1)	257,700	2,549,869
Randon Participacoes SA, PFC Shares	303,500	452,436
Rossi Residencial SA(1)	237,000	188,134
Souza Cruz SA	228,000	1,911,011
Suzano Papel e Celulose SA, PFC Shares	437,425	1,772,034
Telefonica Brasil SA, PFC Shares	575,626	10,683,378
Tim Participacoes SA	1,927,427	8,504,886
Totvs SA	265,190	3,317,778
Tractebel Energia SA	213,700	2,480,059
Transmissora Alianca de Energia Electrica SA	98,800	722,428
Ultrapar Participacoes SA	184,384	3,641,983
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	283,250	353,634
Vale SA	34,400	238,585
Vale SA ADR	65,300	459,059
Vale SA, PFC Shares	1,755,840	10,829,834
Valid Solucoes SA	53,900	772,368
Weg SA	324,670	3,871,961

		$245,262,278

Bulgaria — 0.0%(2)
CB First Investment Bank AD(1)	235,000	$335,370
Chimimport AD(1)	329,922	317,752
Corporate Commercial Bank AD(1)	10,400	24,348
MonBat AD	60,235	277,066
Petrol AD(1)	102,500	73,735
Sopharma AD	354,600	742,148

		$1,770,419

Chile — 3.1%
AES Gener SA	3,720,840	$1,937,999
Aguas Andinas SA, Series A	4,337,700	2,498,912
Almendral SA	2,512,600	174,492
Antarchile SA, Series A	215,131	2,583,962
Banco de Chile	60,074,920	6,672,357
Banco de Chile ADR	7,454	490,026
Banco de Credito e Inversiones	89,836	3,785,822

8	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
Banco Santander Chile SA	134,220,710	$6,414,665
Banmedica SA	706,730	1,227,001
Besalco SA	1,307,600	645,978
Bupa Chile SA, PFC Shares	490,000	389,398
Cap SA	196,612	480,995
Cencosud SA	2,839,007	6,950,320
Cia Cervecerias Unidas SA	341,626	3,139,381
Cia Sud Americana de Vapores SA(1)	14,510,741	488,974
Colbun SA	11,398,010	3,121,239
Corpbanca SA	395,674,470	4,371,542
E.CL SA	693,400	1,078,000
Embotelladora Andina SA, Class B, PFC Shares	535,258	1,507,657
Empresa Nacional de Electricidad SA	4,554,263	6,528,989
Empresa Nacional de Telecomunicaciones SA	489,619	4,636,690
Empresas AquaChile SA(1)	336,541	217,781
Empresas CMPC SA	2,641,020	6,623,601
Empresas Copec SA	1,305,068	14,830,786
Empresas La Polar SA(1)	1,713,400	62,199
Enersis SA	25,224,721	7,784,636
Enersis SA ADR	42,700	651,175
Forus SA	132,100	479,587
Grupo Security SA	3,397,289	1,040,238
Inversiones Aguas Metropolitanas SA	614,900	952,077
Inversiones La Construccion SA	54,000	647,577
Latam Airlines Group SA(1)	581,137	6,117,907
Latam Airlines Group SA BDR(1)	28,260	291,842
Molibdenos y Metales SA	65,700	510,705
Parque Arauco SA	1,406,599	2,497,591
Quinenco SA	389,755	799,712
Ripley Corp. SA	1,779,400	732,762
S.A.C.I. Falabella	1,962,555	12,913,747
Salfacorp SA	1,726,600	1,150,013
Sigdo Koppers SA	1,121,831	1,513,882
Sociedad de Inversiones Pampa Calichera SA, Class A	45,817	25,129
Sociedad Matriz SAAM SA	6,242,812	443,396
Sociedad Quimica y Minera de Chile SA, Series B	212,340	5,087,473
Sociedad Quimica y Minera de Chile SA, Series B ADR	58,400	1,393,424
Socovesa SA	1,443,206	288,149
Sonda SA	3,108,976	7,527,335
Vina Concha y Toro SA	1,360,915	2,480,913

		$136,188,036

China — 10.0%
Agile Property Holdings, Ltd.	1,096,000	$664,807
Agricultural Bank of China, Ltd., Class H	9,904,000	4,848,983
Air China, Ltd., Class H	2,310,000	2,207,300

Security	Shares	Value

China (continued)
Aluminum Corp. of China, Ltd., Class H(1)	3,374,000	$1,518,980
Angang Steel Co., Ltd., Class H	1,226,000	906,936
Anhui Conch Cement Co., Ltd., Class H	906,500	3,040,377
ANTA Sports Products, Ltd.	1,021,000	1,807,615
Baidu, Inc. ADR(1)	44,900	9,784,608
Bank of China, Ltd., Class H	21,794,000	12,138,650
Bank of Communications, Ltd., Class H	3,583,900	3,008,726
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	1,485,781
Beijing Enterprises Holdings, Ltd.	309,500	2,350,939
Beijing Enterprises Water Group, Ltd.(1)	1,206,000	787,144
Belle International Holdings, Ltd.	2,320,000	2,620,114
Brilliance China Automotive Holdings, Ltd.	1,086,000	1,994,766
BYD Co., Ltd., Class H	607,200	2,201,340
Chaoda Modern Agriculture Holdings, Ltd.(1)(3)	2,391,958	0
China Agri-Industries Holdings, Ltd.	2,074,000	840,385
China Bluechemical, Ltd., Class H	1,270,000	441,493
China Cinda Asset Management, Co., Ltd., Class H(1)	1,495,000	709,054
China CITIC Bank Corp., Ltd., Class H	4,367,000	3,234,954
China Coal Energy Co., Ltd., Class H	3,400,000	1,881,828
China Communications Construction Co., Ltd., Class H	2,930,000	3,175,570
China Communications Services Corp., Ltd., Class H	2,540,000	1,147,060
China Construction Bank Corp., Class H	18,768,630	15,048,038
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	1,328,646
China Dongxiang (Group) Co., Ltd.	4,257,000	718,170
China Everbright International, Ltd.	1,986,000	2,919,984
China Everbright, Ltd.	536,000	1,156,383
China Gas Holdings, Ltd.	606,000	939,713
China High Speed Transmission Equipment Group Co., Ltd.(1)	2,184,000	1,541,982
China International Marine Containers Co., Ltd., Class B	482,672	921,907
China Life Insurance Co., Ltd., Class H	2,767,000	10,739,900
China Longyuan Power Group Corp., Ltd., Class H	2,914,000	3,112,611
China Mengniu Dairy Co., Ltd.	960,000	4,386,666
China Merchants Bank Co., Ltd., Class H	1,960,524	4,380,930
China Merchants Holdings (International) Co., Ltd.	812,035	2,973,657
China Minsheng Banking Corp., Ltd., Class H	2,760,240	3,347,006
China Mobile, Ltd.	3,923,000	51,223,880
China National Building Material Co., Ltd., Class H	2,522,000	2,430,946
China Oilfield Services, Ltd., Class H	1,420,000	2,343,047
China Overseas Land & Investment, Ltd.	1,530,160	4,441,679
China Pacific Insurance (Group) Co., Ltd., Class H	848,000	4,075,284
China Petroleum & Chemical Corp., Class H	15,620,300	12,399,691
China Pharmaceutical Group, Ltd.	1,402,000	1,177,303
China Railway Construction Corp., Ltd., Class H	1,592,000	1,820,654
China Railway Group, Ltd., Class H	3,177,000	2,323,110

9	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
China Resources Enterprise, Ltd.	842,000	$1,847,784
China Resources Gas Group, Ltd.	830,000	2,015,930
China Resources Land, Ltd.	1,166,000	2,985,903
China Resources Power Holdings Co., Ltd.	1,591,600	4,476,777
China Shenhua Energy Co., Ltd., Class H	2,164,500	5,941,625
China Shineway Pharmaceutical Group, Ltd.	381,000	596,891
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	1,339,855
China Shipping Development Co., Ltd., Class H(1)	1,702,000	1,208,791
China Southern Airlines Co., Ltd., Class H	2,700,000	1,437,705
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	1,763,676
China Telecom Corp., Ltd., Class H	11,972,000	7,080,069
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,557,824
China Unicom (Hong Kong), Ltd.	4,340,372	6,496,649
China Vanke Co., Ltd., Class H(1)	789,920	1,711,651
China Yurun Food Group, Ltd. (1)	1,776,000	682,750
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	2,752,187
CITIC, Ltd.	1,152,000	1,979,890
CNOOC, Ltd.	9,860,000	13,108,583
Cosco Pacific, Ltd.	1,516,000	2,205,462
Country Garden Holdings Co., Ltd.	3,785,631	1,508,405
Ctrip.com International, Ltd. ADR(1)	140,100	6,662,455
Datang International Power Generation Co., Ltd., Class H	3,414,000	1,866,572
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,848,341
Golden Eagle Retail Group, Ltd.	739,000	880,943
Great Wall Motor Co., Ltd., Class H	862,500	4,923,051
Guangdong Investment, Ltd.	2,022,000	2,703,763
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	1,725,245
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	1,133,183
Guangzhou R&F Properties Co., Ltd., Class H	682,000	781,118
Haier Electronics Group Co., Ltd.	161,000	433,398
Hengan International Group Co., Ltd.	355,000	4,213,890
Hengdeli Holdings, Ltd.	2,681,800	499,568
Huaneng Power International, Inc., Class H	2,746,000	3,822,592
Industrial & Commercial Bank of China, Ltd., Class H	19,977,000	14,271,666
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	72,000	62,222
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	940,100
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,413,506
Jiangxi Copper Co., Ltd., Class H	1,298,000	2,116,036
Kingboard Chemical Holdings, Ltd.	648,600	1,047,327
Kunlun Energy Co., Ltd.	2,206,000	2,296,915
Lee & Man Paper Manufacturing, Ltd.	1,220,000	640,549
Lenovo Group, Ltd.	3,736,000	4,829,618
Li Ning Co., Ltd.(1)	774,208	338,810

Security	Shares	Value

China (continued)
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	$623,168
Mindray Medical International, Ltd. ADR	77,700	2,125,872
NetEase.com, Inc. ADR	14,000	1,529,500
New Oriental Education & Technology Group, Inc. ADR(1)	380,400	6,957,516
Nine Dragons Paper Holdings, Ltd.	2,051,000	1,501,354
PetroChina Co., Ltd., Class H	13,022,000	14,106,898
PICC Property & Casualty Co., Ltd., Class H	1,718,000	3,350,654
Ping An Insurance (Group) Co. of China, Ltd., Class H	742,500	7,855,416
Poly Property Group Co., Ltd.	1,918,000	893,396
Semiconductor Manufacturing International Corp.(1)	23,397,000	2,028,021
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,093,591
Shanghai Electric Group Co., Ltd., Class H	2,414,000	1,477,045
Shanghai Industrial Holdings, Ltd.	304,000	898,122
Shimao Property Holdings, Ltd.	665,000	1,399,248
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	2,034,907
SINA Corp.(1)	22,900	829,438
Sino Biopharmaceutical, Ltd.	2,760,000	2,757,214
Sino-Ocean Land Holdings, Ltd.	1,720,500	1,106,834
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,931,000	848,323
Sinopharm Group Co., Ltd., Class H	1,075,600	3,930,135
Sohu.com, Inc.(1)	10,300	578,242
Sun Art Retail Group, Ltd.	1,476,000	1,332,421
Tencent Holdings, Ltd.	2,115,000	35,645,735
Tingyi (Cayman Islands) Holding Corp.	1,266,000	3,121,569
Tsingtao Brewery Co., Ltd., Class H	254,000	1,696,604
Want Want China Holdings, Ltd.	3,750,000	4,481,043
Weichai Power Co., Ltd., Class H	456,400	1,805,568
Wumart Stores, Inc., Class H	321,000	226,504
WuXi PharmaTech (Cayman), Inc. ADR(1)	61,900	2,482,190
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,653,748
Yanzhou Coal Mining Co., Ltd., Class H	2,200,000	1,760,857
Zhaojin Mining Industry Co., Ltd., Class H	1,140,000	696,254
Zhejiang Expressway Co., Ltd., Class H	1,404,000	1,790,298
Zhuzhou CSR Times Electric Co., Ltd., Class H	513,000	2,861,749
Zijin Mining Group Co., Ltd., Class H	6,290,000	1,947,971
ZTE Corp., Class H	730,753	1,600,737

		$442,726,014

Colombia — 1.2%
Almacenes Exito SA	465,190	$4,766,291
Banco Davivienda SA, PFC Shares	154,200	1,619,100
Banco de Bogota	98,407	2,505,345
Bancolombia SA ADR, PFC Shares	145,000	6,709,150
Bolsa de Valores de Colombia	46,242,700	350,611
Celsia SA ESP	809,070	1,707,668

10	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Colombia (continued)
Cementos Argos SA	476,640	$1,797,167
Cementos Argos SA, PFC Shares	181,700	640,418
Cemex Latam Holdings SA(1)	183,200	1,142,748
Corporacion Financiera Colombiana SA	97,625	1,482,780
Corporacion Financiera Colombiana SA(1)	1,771	27,565
Ecopetrol SA	6,336,890	5,077,303
Empresa de Energia de Bogota SA	3,474,085	2,249,612
Empresa de Telecommunicaciones de Bogota SA	2,532,380	467,037
Grupo Argos SA	346,150	2,627,335
Grupo Argos SA, PFC Shares	108,995	827,290
Grupo Aval Acciones y Valores SA	3,145,485	1,614,639
Grupo Aval Acciones y Valores SA, PFC Shares	5,059,300	2,664,426
Grupo de Inversiones Suramericana	254,570	3,693,352
Grupo Nutresa SA	527,855	5,516,517
Grupo Odinsa SA	155,204	432,536
Interconexion Electrica SA	825,160	2,536,353
ISAGEN SA ESP	1,935,100	2,288,018

		$52,743,261

Croatia — 0.7%
AD Plastik DD	28,620	$353,261
Adris Grupa DD, PFC Shares	75,044	3,800,093
Atlantic Grupa DD	14,688	1,996,654
Atlantska Plovidba DD(1)	22,867	1,055,125
Dalekovod DD(1)	136,610	327,314
Ericsson Nikola Tesla	6,740	1,282,871
Hrvatski Telekom DD	468,852	10,937,010
INA Industrija Nafte DD(1)	900	488,609
Koncar-Elektroindustrija DD	16,319	1,685,757
Kras DD(1)	7,262	415,889
Ledo DD	1,683	2,010,351
Petrokemija DD(1)	25,975	103,071
Podravka Prehrambena Industrija DD(1)	54,898	2,346,398
Privredna Banka Zagreb DD	3,177	248,010
Valamar Riviera DD	1,419,897	4,147,480
Zagrebacka Banka DD	176,195	890,012

		$32,087,905

Czech Republic — 1.2%
CEZ AS	908,060	$21,254,279
Fortuna Entertainment Group NV	246,600	1,243,844
Komercni Banka AS	92,864	18,898,140
New World Resources PLC, Class A(1)	1,183,100	21,119
Pegas Nonwovens SA	96,614	2,647,768
Philip Morris CR AS	9,113	4,060,859

Security	Shares	Value

Czech Republic (continued)
Unipetrol AS(1)	617,307	$3,410,035

		$51,536,044

Egypt — 1.9%
Alexandria Mineral Oils Co.	193,820	$1,423,211
Arab Cotton Ginning	1,993,380	1,061,497
Commercial International Bank	2,449,586	17,743,429
Eastern Tobacco	281,822	8,237,857
Egypt Kuwait Holding Co.(1)	1,862,146	1,337,008
Egyptian Financial Group-Hermes Holding Co.(1)	1,728,642	4,020,325
Egyptian Resorts Co.(1)	4,721,950	798,578
El Ezz Aldekhela Steel Alexa Co.	4,000	290,231
El Sewedy Cables Holding Co.(1)	529,606	3,569,871
Ezz Steel(1)	1,548,345	3,093,064
Global Telecom Holding SAE(1)	12,928,866	7,814,172
Juhayna Food Industries(1)	4,494,565	6,271,251
Maridive & Oil Services SAE(1)	2,013,484	1,062,387
Misr Beni-Suef Cement Co.	69,150	409,074
Orascom Telecom Media and Technology Holding SAE(1)	21,964,609	3,731,566
Oriental Weavers Co.	936,875	1,707,356
Palm Hills Developments SAE(1)	3,395,160	1,988,535
Pioneers Holding(1)	761,635	1,305,263
Qalaa Holdings(1)	2,280,400	964,803
QNB Alahli Bank SAE(1)	234,568	1,077,986
Sidi Kerir Petrochemicals Co.	1,686,400	3,380,377
Six of October Development & Investment Co.(1)	382,178	769,134
South Valley Cement	704,261	653,817
Talaat Moustafa Group	4,487,196	6,790,933
Telecom Egypt	1,949,337	3,122,482

		$82,624,207

Estonia — 0.1%
AS Merko Ehitus	50,618	$445,502
AS Nordecon International	145,374	170,551
AS Olympic Entertainment Group	503,790	1,024,087
AS Tallink Group	3,623,652	3,182,466
AS Tallinna Kaubamaja	137,340	844,785
AS Tallinna Vesi	58,790	937,086

		$6,604,477

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$4,121
CAL Bank, Ltd.	1,298,010	389,916
Ghana Commercial Bank, Ltd.	1,554,441	2,317,853
HFC Bank Ghana, Ltd.	1,235,326	518,844

11	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Ghana (continued)
Produce Buying Co., Ltd.(1)	582,428	$20,068
Standard Chartered Bank of Ghana, Ltd.	148,200	894,069

		$4,144,871

Greece — 1.3%
Aegean Marine Petroleum Network, Inc.	116,125	$1,601,364
Alpha Bank AE(1)	5,450,941	1,991,546
Athens Water Supply & Sewage Co. SA (The)	80,022	523,658
Costamare, Inc.	76,519	1,306,945
Diana Containerships, Inc.	76,800	178,944
Diana Shipping, Inc.(1)	164,791	1,094,212
DryShips, Inc.(1)	780,300	725,679
Ellaktor SA(1)	603,442	1,155,792
FF Group(1)	82,904	2,477,196
Frigoglass SAIC(1)	104,857	193,693
GasLog, Ltd.	148,855	2,603,474
GEK Terna Holding Real Estate Construction SA(1)	381,049	753,937
Hellenic Exchanges SA(1)	180,829	969,809
Hellenic Petroleum SA	257,208	1,093,442
Hellenic Telecommunications Organization SA(1)	878,557	7,244,840
Intralot SA(1)	418,837	619,159
JUMBO SA	287,375	2,730,538
Marfin Investment Group Holdings SA(1)	1,854,199	330,009
Metka SA	115,677	1,173,959
Motor Oil (Hellas) Corinth Refineries SA	226,522	1,535,588
Mytilineos Holdings SA(1)	509,785	2,892,819
National Bank of Greece SA(1)	1,016,749	1,039,774
Navios Maritime Acquisition Corp.	288,000	959,040
Navios Maritime Holdings, Inc.	171,886	623,946
OPAP SA	528,742	4,468,460
Piraeus Bank SA(1)	2,593,748	1,509,132
Public Power Corp. SA(1)	1,094,191	5,949,003
Safe Bulkers, Inc.	87,300	313,407
StealthGas, Inc.(1)	135,457	715,213
Terna Energy SA(1)	75,806	182,565
Titan Cement Co. SA	234,261	5,230,361
Tsakos Energy Navigation, Ltd.	263,100	1,815,390
Viohalco SA(1)	223,488	562,915

		$56,565,809

Hungary — 1.1%
Magyar Telekom Rt.(1)	5,561,100	$7,215,196
MOL Hungarian Oil & Gas Rt.	280,600	11,230,250
OTP Bank Rt.	1,087,430	14,419,491
Richter Gedeon Nyrt.	1,061,000	14,397,016

		$47,261,953

Security	Shares	Value

India — 6.9%
ABB, Ltd.	19,900	$410,924
ACC, Ltd.	45,970	1,158,307
Adani Enterprises, Ltd.	299,124	3,082,053
Adani Ports and Special Economic Zone, Ltd.	1,003,100	5,478,753
Aditya Birla Nuvo, Ltd.	17,702	514,488
Amtek Auto, Ltd.	152,500	424,960
Asian Paints, Ltd.	249,700	3,454,959
Axis Bank, Ltd.	382,900	3,625,021
Bajaj Auto, Ltd.	59,560	2,293,652
Bank of Baroda	262,300	811,936
Bank of India	247,400	1,057,316
Bharat Forge, Ltd.	63,650	1,059,241
Bharat Heavy Electricals, Ltd.	659,700	3,098,597
Bharat Petroleum Corp., Ltd.	190,100	2,297,772
Bharti Airtel, Ltd.	2,225,936	13,418,487
Biocon, Ltd.	101,600	680,218
Cairn India, Ltd.	423,700	1,593,859
Canara Bank, Ltd.	127,831	909,512
Cipla, Ltd.	287,310	3,227,164
Coal India, Ltd.	402,200	2,335,222
Colgate-Palmolive (India), Ltd.	44,900	1,359,090
Container Corp. of India, Ltd.	54,240	1,228,716
Crompton Greaves, Ltd.	213,600	652,306
Cummins India, Ltd.	49,900	716,429
Dabur India, Ltd.	504,400	2,086,908
Divi’s Laboratories, Ltd.	46,800	1,320,836
DLF, Ltd.	445,700	1,223,738
Dr. Reddy’s Laboratories, Ltd.	73,620	3,803,981
Essar Oil, Ltd.(1)	274,130	492,017
GAIL (India), Ltd.	632,868	4,326,515
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	476,484
Glenmark Pharmaceuticals, Ltd.	125,460	1,451,147
GMR Infrastructure, Ltd.	1,721,400	540,852
Grasim Industries, Ltd.	8,158	509,776
Gujarat Ambuja Cements, Ltd.	522,500	2,127,492
Gujarat State Petronet, Ltd.	383,800	713,613
HCL Technologies, Ltd.	199,400	5,762,747
HDFC Bank, Ltd.	569,606	10,790,489
Hero MotoCorp, Ltd.	60,900	2,815,413
Hindalco Industries, Ltd.	747,610	1,686,564
Hindustan Petroleum Corp., Ltd.	131,400	1,399,828
Hindustan Unilever, Ltd.	691,300	10,420,014
Hindustan Zinc, Ltd.	148,400	417,262
Housing Development Finance Corp., Ltd.	746,982	15,341,552
ICICI Bank, Ltd.	631,950	3,666,780
IDBI Bank, Ltd.	367,000	419,372

12	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Idea Cellular, Ltd.	1,816,900	$4,545,065
IDFC, Ltd.	552,334	1,533,740
IFCI, Ltd.	1,864,200	1,128,694
Indiabulls Housing Finance, Ltd.	165,200	1,567,753
Indiabulls Real Estate, Ltd.	646,300	865,946
Indian Hotels Co., Ltd.(1)	164,280	320,586
Indian Oil Corp., Ltd.	158,900	889,267
Infosys, Ltd.	599,900	20,619,201
ITC, Ltd.	1,526,060	9,055,634
Jaiprakash Associates, Ltd.(1)	1,032,200	477,055
Jindal Steel & Power, Ltd.	347,100	892,526
JSW Steel, Ltd.	135,800	2,171,598
Kotak Mahindra Bank, Ltd.	83,900	1,780,192
Larsen & Toubro, Ltd.	253,560	6,958,056
LIC Housing Finance, Ltd.	154,000	1,186,657
Lupin, Ltd.	148,500	4,003,215
Mahindra & Mahindra, Ltd.	226,260	4,617,960
Maruti Suzuki India, Ltd.	67,750	3,969,159
Mphasis, Ltd.	39,900	233,281
Nestle India, Ltd.	11,930	1,370,506
Nicholas Piramal India, Ltd.	76,807	1,035,301
NMDC, Ltd.	86,003	194,607
NTPC, Ltd.	2,533,900	5,860,579
Oil & Natural Gas Corp., Ltd.	1,495,080	8,470,297
Oracle Financial Service Software, Ltd.	16,500	904,449
Power Grid Corporation of India, Ltd.	2,181,400	5,200,260
Ranbaxy Laboratories, Ltd.(1)	158,960	1,812,723
Reliance Capital, Ltd.	153,735	1,203,763
Reliance Communications, Ltd.(1)	1,694,404	2,169,413
Reliance Industries, Ltd.	1,105,138	16,322,633
Reliance Infrastructure, Ltd.	266,700	2,183,579
Reliance Power, Ltd.(1)	1,400,250	1,472,201
Sesa Sterlite, Ltd.	988,412	3,209,874
Siemens India, Ltd.	47,180	803,272
State Bank of India	670,479	3,338,260
Steel Authority of India, Ltd.	513,200	637,767
Sun Pharmaceutical Industries, Ltd.	533,400	7,908,753
Sun TV Network, Ltd.	147,473	969,358
Suzlon Energy, Ltd.(1)	2,099,450	542,973
Tata Communications, Ltd.	127,400	842,626
Tata Consultancy Services, Ltd.	345,800	13,860,195
Tata Motors, Ltd.	742,250	7,014,791
Tata Power Co., Ltd.	2,006,718	2,955,804
Tata Steel, Ltd.	211,996	1,335,374
Tata Tea, Ltd.	279,500	718,993
Tech Mahindra, Ltd.	40,211	1,874,367

Security	Shares	Value

India (continued)
Titan Co., Ltd.	234,100	$1,688,415
UltraTech Cement, Ltd.	58,600	2,969,705
Unitech, Ltd.(1)	2,836,900	850,772
United Spirits, Ltd.(1)	29,285	1,628,979
UPL, Ltd.	180,700	1,072,790
Voltas, Ltd.	296,300	1,283,233
Wipro, Ltd.	482,479	4,708,280
Yes Bank, Ltd.	55,200	765,871
Zee Entertainment Enterprises, Ltd.	373,114	2,268,714

		$304,947,424

Indonesia — 3.1%
Adaro Energy Tbk PT	51,915,400	$4,079,298
AKR Corporindo Tbk PT	5,472,400	2,022,434
Aneka Tambang Tbk PT	10,251,500	857,216
Astra Argo Lestari Tbk PT	775,000	1,416,519
Astra International Tbk PT	16,851,600	10,376,475
Bank Central Asia Tbk PT	8,293,200	8,707,519
Bank Danamon Indonesia Tbk PT	4,504,303	1,560,612
Bank Mandiri Tbk PT	5,275,700	4,544,523
Bank Negara Indonesia Persero Tbk PT	5,815,300	2,849,376
Bank Pan Indonesia Tbk PT(1)	4,945,000	413,082
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,193,000	790,804
Bank Rakyat Indonesia Tbk PT	5,805,000	5,311,464
Bank Tabungan Negara Tbk PT	10,171,500	794,706
Berlian Laju Tanker Tbk PT(1)(3)	7,544,500	0
Bhakti Investama Tbk PT	49,042,500	1,087,801
Bumi Resources Tbk PT(1)	37,563,000	297,542
Bumi Serpong Damai Tbk PT	13,777,500	2,184,343
Charoen Pokphand Indonesia Tbk PT	8,948,300	2,779,302
Energi Mega Persada Tbk PT(1)	64,369,200	526,418
Gudang Garam Tbk PT	660,000	3,000,738
Harum Energy Tbk PT	2,626,500	313,763
Holcim Indonesia Tbk PT	3,029,000	468,860
Indo Tambangraya Megah Tbk PT	1,056,300	1,391,833
Indocement Tunggal Prakarsa Tbk PT	2,435,200	4,389,428
Indofood Sukses Makmur Tbk PT	4,564,300	2,713,112
Indosat Tbk PT(1)	2,794,500	903,729
Jasa Marga (Persero) Tbk PT	3,198,000	1,809,506
Kalbe Farma Tbk PT	57,805,000	8,481,224
Lippo Karawaci Tbk PT	28,867,500	2,579,837
Matahari Putra Prima Tbk PT	7,240,000	2,168,942
Medco Energi Internasional Tbk PT	4,497,500	1,107,433
Media Nusantara Citra Tbk PT	3,201,000	720,192
Pembangunan Perumahan Persero Tbk PT	9,145,000	2,801,455

13	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)
Perusahaan Gas Negara Tbk PT	23,109,700	$9,180,695
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	1,039,985
Semen Gresik (Persero) Tbk PT	5,479,200	6,265,852
Sigmagold Inti Perkasa Tbk PT(1)	17,097,000	631,359
Siloam International Hospitals Tbk PT(1)	976,400	1,031,434
Sugih Energy Tbk PT(1)	28,308,700	929,242
Surya Semesta Internusa Tbk PT	14,275,000	1,230,126
Tambang Batubara Bukit Asam Tbk PT	2,672,800	2,388,754
Telekomunikasi Indonesia Tbk PT	60,071,500	13,335,713
Tower Bersama Infrastructure Tbk PT	2,871,000	2,149,730
Trada Maritime Tbk PT(1)	10,350,500	108,228
Unilever Indonesia Tbk PT	1,486,800	4,185,343
United Tractors Tbk PT	3,690,783	5,193,521
Vale Indonesia Tbk PT	5,222,500	1,415,395
Wijaya Karya Persero Tbk PT	6,522,800	1,913,696
XL Axiata Tbk PT	4,954,500	1,870,879

		$136,319,438

Jordan — 0.8%
Al Eqbal Co. for Investment PLC	65,662	$1,135,961
Alia The Royal Jordanian Airlines PLC(1)	346,882	277,355
Arab Bank PLC	1,556,496	14,932,305
Arab Potash Co. PLC	46,536	1,233,082
Bank of Jordan	244,877	950,536
Cairo Amman Bank	79,495	347,596
Capital Bank of Jordan	349,393	742,438
Jordan Ahli Bank	1,047,433	1,995,832
Jordan Dubai Islamic Bank(1)	301,685	387,479
Jordan Islamic Bank	390,523	2,032,957
Jordan Petroleum Refinery	609,205	3,819,525
Jordan Phosphate Mines(1)	149,908	1,375,187
Jordan Steel(1)	453,091	368,989
Jordan Telecom Corp.	339,850	1,587,662
Jordanian Electric Power Co.(1)	488,876	2,000,743
Taameer Jordan Holdings PSC(1)	285,952	48,709
Union Investment Corp. PLC(1)	457,712	992,965

		$34,229,321

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	736,510	$4,507,441
KAZ Minerals PLC(1)	2,359,246	7,111,585
Kazkommertsbank JSC GDR(1)(4)	360,501	1,147,961
KazMunaiGas Exploration Production GDR(4)	683,700	7,878,967
Kcell JSC GDR(4)	650,820	4,919,403

Security	Shares	Value

Kazakhstan (continued)
Nostrum Oil & Gas PLC(1)	243,200	$2,296,977

		$27,862,334

Kenya — 0.8%
Athi River Mining, Ltd.	1,241,600	$1,107,084
Bamburi Cement Co., Ltd.	606,300	984,656
Barclays Bank of Kenya, Ltd.	8,196,160	1,448,291
Co-operative Bank of Kenya, Ltd. (The)	8,936,200	1,893,036
East African Breweries, Ltd.	2,127,780	7,314,128
Equity Group Holdings, Ltd.	8,739,600	5,203,255
KenolKobil, Ltd.	4,090,000	437,221
Kenya Airways, Ltd.(1)	1,264,800	152,465
Kenya Commercial Bank, Ltd.	6,729,920	4,305,303
Kenya Electricity Generating Co., Ltd.	5,488,800	567,615
Kenya Power & Lighting, Ltd.	9,484,354	1,564,604
Nation Media Group, Ltd.	407,184	1,224,760
Safaricom, Ltd.	50,844,772	7,917,749
Standard Chartered Bank Kenya, Ltd.	149,188	553,018

		$34,673,185

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	2,515,512	$6,757,527
Ahli United Bank	333,505	735,206
Al Ahli Bank of Kuwait KSCP	510,925	691,861
Al Safat Energy Holding Co. KSCC(1)	1,880,000	141,795
Al-Qurain Petrochemicals Co. KSC	2,889,483	1,865,716
ALAFCO Aviation Lease and Finance Co. KSCP	766,500	612,818
Boubyan Bank KSCP(1)	534,465	805,868
Boubyan Petrochemicals Co.	1,774,599	3,485,122
Burgan Bank SAK	1,249,148	1,947,067
Combined Group Contracting Co. KSC	76,865	234,176
Commercial Bank of Kuwait KSCP	405,150	845,124
Commercial Real Estate Co. KSCC	2,186,862	693,150
Gulf Bank(1)	1,952,881	2,019,331
Gulf Cable and Electrical Industries Co. KSC	245,000	548,746
Kuwait Cement Co.	363,380	460,807
Kuwait Finance House KSCP	2,615,352	6,825,054
Kuwait Food Co. (Americana) SAK	425,000	3,884,969
Kuwait International Bank	1,224,000	1,079,289
Kuwait Pipes Industries & Oil Services Co.(1)(3)	1,188,500	0
Kuwait Portland Cement Co. KSC	255,000	1,175,477
Kuwait Projects Co. Holdings KSC	1,152,829	2,731,937
Kuwait Real Estate Co. KSC	4,120,000	978,359
Mabanee Co. SAK	978,969	3,253,885
Mobile Telecommunications Co.	5,776,808	10,201,297

14	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Kuwait (continued)
National Bank of Kuwait SAK	2,998,182	$9,137,045
National Industries Group Holding(1)	4,055,625	2,616,390
National Investment Co.	1,510,000	745,945
National Ranges Co. KPSC(1)	2,219,111	250,046
Sultan Center Food Products Co.(1)	4,020,000	1,276,621

		$66,000,628

Latvia — 0.0%(2)
Grindeks(1)	42,000	$325,425
Latvian Shipping Co.(1)	405,000	176,640

		$502,065

Lebanon — 0.1%
Solidere GDR(1)(4)	320,943	$3,539,019
Solidere, Class A(1)	86,340	944,020
Solidere, Class B(1)	1,726	18,751

		$4,501,790

Lithuania — 0.0%(2)
Apranga PVA	278,536	$839,434
Klaipedos Nafta AB	1,345,900	499,550
Lesto AB	118,064	133,373
Pieno Zvaigzdes	104,200	176,572
Rokiskio Suris	122,500	193,099
Siauliu Bankas(1)	874,062	271,575

		$2,113,603

Malaysia — 2.9%
Aeon Co. (M) Bhd	661,200	$543,467
Airasia Bhd	1,228,200	947,212
Alliance Financial Group Bhd	560,300	737,596
AMMB Holdings Bhd	887,900	1,531,826
Astro Malaysia Holdings Bhd	979,300	787,282
Axiata Group Bhd	2,706,750	5,363,560
Batu Kawan Bhd	210,000	1,062,555
Berjaya Corp. Bhd	4,369,700	486,511
Berjaya Sports Toto Bhd	824,362	769,464
Boustead Holdings Bhd	596,210	763,011
British American Tobacco Malaysia Bhd	109,700	1,994,148
Bumi Armada Bhd(1)	3,133,350	1,036,521
Bursa Malaysia Bhd	344,900	777,578
CIMB Group Holdings Bhd	1,771,500	2,681,985
Dialog Group Bhd	5,451,814	2,428,364
Digi.com Bhd	1,873,500	3,310,119

Security	Shares	Value

Malaysia (continued)
Felda Global Ventures Holdings Bhd	1,358,400	$911,850
Gamuda Bhd	2,919,700	4,081,000
Genting Bhd	1,448,500	3,520,644
Genting Plantations Bhd	261,700	733,408
Hartalega Holdings Bhd	59,300	123,919
Hong Leong Bank Bhd	382,900	1,476,676
Hong Leong Financial Group Bhd	276,000	1,282,884
IHH Healthcare Bhd	4,325,800	6,186,365
IJM Corp. Bhd	1,828,190	3,476,424
IOI Corp. Bhd	2,439,818	3,161,685
IOI Properties Group Bhd	1,044,058	591,319
KLCCP Stapled Group	399,100	758,514
KNM Group Bhd(1)	5,003,150	817,261
Kuala Lumpur Kepong Bhd	358,700	2,237,921
Kulim (Malaysia) Bhd	860,000	719,841
Lafarge Malayan Cement Bhd	942,950	2,575,294
Malayan Banking Bhd	1,980,587	4,754,760
Malaysia Airports Holdings Bhd	342,800	675,270
Malaysia Marine and Heavy Engineering Holdings Bhd	739,000	319,229
Malaysian Resources Corp. Bhd	1,423,500	527,850
Maxis Bhd	1,737,900	3,393,413
Media Prima Bhd	575,000	295,867
MISC Bhd	482,400	1,030,168
MMC Corp. Bhd	1,217,800	811,816
Mudajaya Group Bhd	510,600	227,529
Multi-Purpose Holdings Bhd	940,340	722,312
Nestle Malaysia Bhd	12,300	242,206
Parkson Holdings Bhd(1)	861,326	588,060
Petronas Chemicals Group Bhd	4,123,000	5,778,264
Petronas Dagangan Bhd	507,500	2,469,283
Petronas Gas Bhd	378,800	2,316,378
PPB Group Bhd	404,100	1,616,054
Press Metal Bhd	1,469,400	1,088,876
Public Bank Bhd	837,820	4,184,915
Resorts World Bhd	2,155,600	2,407,646
RHB Capital Bhd	733,900	1,649,349
Sapurakencana Petroleum Bhd	5,340,168	3,925,353
Silverlake Axis, Ltd.	586,000	565,842
Sime Darby Bhd	3,863,639	10,008,468
Sunway Bhd	304,600	279,008
Supermax Corp. Bhd	1,732,700	1,072,319
TA Enterprise Bhd	1,323,000	270,893
Tan Chong Motor Holdings Bhd	265,900	244,377
Telekom Malaysia Bhd	1,249,900	2,404,433
Tenaga Nasional Bhd	2,361,125	9,417,402
Top Glove Corp. Bhd	713,900	981,252

15	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)
UEM Land Holdings Bhd	1,683,050	$586,787
UMW Holdings Bhd	448,400	1,346,705
UMW Oil & Gas Corp. Bhd	549,700	408,611
Unisem (M) Bhd	2,784,300	1,554,077
Wah Seong Corp. Bhd	442,618	157,986
WCT Bhd	1,270,378	558,539
YTL Corp. Bhd	2,863,465	1,388,824
YTL Power International Bhd	1,883,197	829,589

		$128,975,914

Mauritius — 0.8%
Alteo, Ltd.	637,758	$605,056
CIM Financial Services, Ltd.	5,820,100	1,633,936
LUX Island Resorts, Ltd.	842,920	1,417,224
MCB Group, Ltd.	2,508,989	15,256,355
New Mauritius Hotels, Ltd.	1,684,702	3,712,980
Rogers & Co., Ltd.	1,824,000	1,623,651
SBM Holdings, Ltd.	228,365,400	7,131,771
Sun Resorts, Ltd., Class A(1)	244,375	273,612
Terra Mauricia, Ltd.	1,085,900	1,031,287
United Basalt Products, Ltd.	289,200	704,227
United Docks, Ltd.(1)	27,400	51,685

		$33,441,784

Mexico — 5.5%
Alfa SAB de CV, Series A	7,125,500	$13,006,016
Alsea SAB de CV(1)	340,600	910,948
America Movil SAB de CV ADR, Series L	905,400	19,366,506
America Movil SAB de CV, Series L	27,725,350	29,705,402
Arca Continental SAB de CV	800,314	4,746,517
Bolsa Mexicana de Valores SAB de CV	1,503,700	2,481,840
Cemex SAB de CV ADR(1)	1,271,285	11,301,724
Cemex SAB de CV, Series CPO(1)	10,505,894	9,328,760
Coca-Cola Femsa SAB de CV, Series L	359,300	2,924,354
Compartamos SAB de CV	2,788,400	5,296,090
Controladora Comercial Mexicana SA de CV	518,500	1,573,885
Corporacion GEO SAB de CV, Series B(1)(3)	1,144,000	0
Desarrolladora Homex SAB de CV(1)(3)	776,450	0
El Puerto de Liverpool SAB de CV	38,000	388,150
Empresas ICA SAB de CV(1)	2,198,300	2,287,833
Fibra Uno Administracion SA de CV	2,173,500	6,554,068
Fomento Economico Mexicano SAB de CV ADR(1)	37,200	3,108,432
Fomento Economico Mexicano SAB de CV, Series UBD	1,447,100	12,114,919
Genomma Lab Internacional SA de CV(1)	1,129,900	1,782,723
Grupo Aeroportuario del Pacifico SAB de CV, Class B	542,287	3,585,581

Security	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	253,200	$3,320,933
Grupo Bimbo SAB de CV, Series A(1)	2,277,300	5,794,471
Grupo Carso SA de CV, Series A1	1,013,300	4,463,671
Grupo Elektra SA de CV	101,895	3,776,155
Grupo Financiero Banorte SAB de CV, Class O	3,428,600	17,459,224
Grupo Financiero Inbursa SAB de CV, Class O	4,951,200	12,799,560
Grupo Mexico SAB de CV, Series B	4,508,679	11,887,187
Grupo Sanborns SAB de CV	104,589	160,063
Grupo Simec SA de CV, Series B(1)	133,800	371,689
Grupo Televisa SA ADR	314,100	10,242,801
Grupo Televisa SAB, Series CPO	1,550,600	10,110,787
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	2,615,326
Industrias CH SAB de CV, Series B(1)	225,500	925,198
Industrias Penoles SAB de CV	188,600	3,759,418
Infraestructura Energetica Nova SAB de CV	83,100	394,558
Kimberly-Clark de Mexico SAB de CV, Class A	1,727,100	3,357,530
Mexichem SAB de CV(1)	1,483,316	4,127,497
Minera Frisco SAB de CV(1)	714,800	943,243
OHL Mexico SAB de CV(1)	265,000	502,969
Organizacion Soriana SAB de CV, Class B	120,000	278,035
Promotora y Operadora de Infraestructura SAB de CV(1)	429,400	4,821,243
Ternium SA ADR	46,000	788,440
TV Azteca SAB de CV, Series CPO	1,240,300	496,467
Urbi Desarrollos Urbanos SAB de CV(1)(3)	2,260,600	0
Wal-Mart de Mexico SAB de CV, Series V	5,879,400	11,339,501

		$245,199,714

Morocco — 0.9%
Alliances Developpement Immobilier SA	11,000	$250,623
Attijariwafa Bank	154,731	5,906,147
Banque Centrale Populaire	138,114	3,312,499
Banque Marocaine du Commerce Exterieur (BMCE)	106,279	2,438,017
Ciments du Maroc	4,580	512,247
Compagnie Generale Immobiliere(3)	9,100	344,140
Delta Holding SA	52,900	166,015
Douja Promotion Groupe Addoha SA	286,578	936,395
Holcim Maroc SA	12,874	3,271,658
Label Vie(1)	2,100	262,693
Lafarge Ciments	18,510	3,722,805
Managem	9,862	1,083,817
Maroc Telecom	887,517	11,750,868
Samir	15,717	368,072
Sonasid	4,267	472,250
Taqa Morocco	35,031	1,821,390
Wafa Assurance	2,730	1,124,045

		$37,743,681

16	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Nigeria — 0.6%
Access Bank PLC	28,494,304	$780,982
Afriland Properties PLC(1)(3)	1,169,236	0
Ashaka Cement PLC	2,154,293	231,255
Cadbury Nigeria PLC	397,700	86,792
Dangote Cement PLC	2,376,650	1,968,565
Dangote Flour Mills PLC(1)	2,810,000	45,407
Dangote Sugar Refinery PLC	8,508,432	299,405
Diamond Bank PLC	16,654,000	315,633
Ecobank Transnational, Inc.(1)	16,530,273	1,420,854
Fidelity Bank PLC(1)	22,430,824	149,914
First Bank of Nigeria PLC	32,229,046	1,202,541
First City Monument Bank PLC	23,552,733	258,855
Flour Mills of Nigeria PLC	1,191,300	239,700
Forte Oil PLC	459,457	560,822
Guaranty Trust Bank PLC	29,758,134	3,159,698
Guiness Nigeria PLC	1,233,318	849,683
Lafarge Africa PLC	2,861,300	1,238,330
Lekoil, Ltd.(1)	1,393,204	540,813
Nestle Nigeria PLC	456,381	1,927,002
Nigerian Breweries PLC	5,475,232	4,074,597
Oando PLC	20,673,640	1,690,186
PZ Cussons Nigeria PLC	1,481,250	234,094
SEPLAT Petroleum Development Co. PLC(5)	539,201	997,568
Skye Bank PLC	16,027,300	167,351
Transnational Corp. of Nigeria PLC	30,056,256	446,064
UAC of Nigeria PLC	7,848,410	1,540,759
Unilever Nigeria PLC	2,757,800	500,931
United Bank for Africa PLC	34,626,110	633,615
Zenith Bank PLC	29,482,539	2,498,867

		$28,060,283

Oman — 0.8%
Al Anwar Ceramic Tile Co.	518,955	$605,062
Bank Dhofar SAOG	1,701,775	1,570,963
Bank Muscat SAOG	4,050,336	6,348,777
Bank Sohar SAOG	5,416,818	3,218,635
Dhofar International Development & Investment Holding Co. SAOG	303,415	417,579
Galfar Engineering & Contracting SAOG	1,882,660	844,980
HSBC Bank Oman SAOG	1,709,435	635,308
National Bank of Oman SAOG	1,505,190	1,374,748
Oman Cables Industry SAOG	93,600	478,779
Oman Cement Co. SAOG	741,260	982,367
Oman Flour Mills Co. SAOG	561,100	788,278
Oman National Investment Corp. Holdings	272,868	273,166
Oman Telecommunications Co. SAOG	1,399,971	6,349,844

Security	Shares	Value

Oman (continued)
Omani Qatari Telecommunications Co. SAOG	1,800,500	$3,195,496
Ominvest	1,368,259	1,477,009
Raysut Cement Co. SAOG	634,209	3,053,755
Renaissance Services SAOG	2,280,925	2,793,006
Sembcorp Salalah Power & Water Co.	50,000	289,718
Shell Oman Marketing Co. SAOG	34,398	184,937

		$34,882,407

Pakistan — 0.9%
Adamjee Insurance Co., Ltd.	415,744	$232,153
Azgard Nine, Ltd.(1)	1,954,200	117,269
Bank Alfalah, Ltd.	1,414,538	471,511
D.G. Khan Cement Co., Ltd.	1,053,232	1,372,604
Engro Corp., Ltd.	844,887	2,488,391
Engro Fertilizers, Ltd.(1)	736,028	621,427
Engro Foods, Ltd.(1)	1,210,400	1,640,279
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	611,314
Fauji Fertilizer Co., Ltd.	1,768,610	2,311,189
Habib Bank, Ltd.	390,817	814,206
Hub Power Co., Ltd.	5,717,300	4,761,784
Kot Addu Power Co., Ltd.	875,900	707,453
Lucky Cement, Ltd.	584,900	3,007,984
Millat Tractors, Ltd.	162,140	1,023,025
Muslim Commercial Bank, Ltd.	2,093,330	6,905,299
National Bank of Pakistan	803,040	557,180
Nishat Mills, Ltd.	1,142,810	1,486,829
Oil & Gas Development Co., Ltd.	1,563,791	3,256,272
Pakistan Oil Fields, Ltd.	278,600	1,007,271
Pakistan Petroleum, Ltd.	910,577	1,528,421
Pakistan State Oil Co., Ltd.	485,020	1,803,394
Pakistan Telecommunication Co., Ltd.	3,306,700	847,353
SUI Southern Gas Co., Ltd.(1)	1,459,500	593,985
United Bank, Ltd.	564,045	1,003,744

		$39,170,337

Panama — 0.3%
Copa Holdings SA, Class A	133,300	$14,331,083

		$14,331,083

Peru — 1.5%
Alicorp SA	3,747,718	$8,503,637
Banco Continental SA	537,580	721,336
Casa Grande SAA	99,420	209,356
Cementos Pacasmayo SAA	241,600	403,061
Cia de Minas Buenaventura SA ADR	424,180	4,844,136

17	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Peru (continued)
Cia Minera Milpo SA	676,862	$468,478
Credicorp, Ltd.	142,894	20,593,883
Edegel SA	1,894,571	2,319,504
Edelnor SA	108,248	203,561
Energia del Sur SA	120,072	390,048
Ferreycorp SAA	6,227,411	3,049,663
Grana y Montero SAA	2,096,520	4,250,535
Intergroup Financial Services Corp.	66,690	1,980,693
Luz del Sur SAA	548,126	2,059,723
Minsur SA	1,961,259	1,120,536
Sociedad Minera Cerro Verde SAA(1)	44,121	970,662
Southern Copper Corp.	465,227	12,691,393
Union Andina de Cementos SAA	1,014,000	880,588
Volcan Cia Minera SA, Class B	5,911,333	926,360

		$66,587,153

Philippines — 2.8%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,626,115
Aboitiz Power Corp.	3,695,700	3,716,889
Alliance Global Group, Inc.	4,540,000	2,565,882
Ayala Corp.	245,795	4,038,787
Ayala Land, Inc.	5,465,000	4,450,841
Ayala Land, Inc., PFC Shares(1)(3)	3,951,800	0
Bank of the Philippine Islands	1,270,595	2,845,685
BDO Unibank, Inc.	1,274,481	3,307,715
Bloomberry Resorts Corp.(1)	14,737,600	4,129,644
Cosco Capital, Inc.	2,547,400	518,036
D&L Industries, Inc.	2,407,000	925,054
DMCI Holdings, Inc.	8,668,000	3,023,562
Emperador, Inc.	2,108,300	476,098
Energy Development Corp.	20,767,300	4,016,289
Filinvest Land, Inc.	14,494,000	550,958
First Gen Corp.	3,778,322	2,662,038
First Philippine Holdings Corp.	377,880	845,532
Globe Telecom, Inc.	31,345	1,237,236
GT Capital Holdings, Inc.	47,300	1,294,763
Holcim Philippines, Inc.	1,492,000	497,651
International Container Terminal Services, Inc.	746,400	1,922,697
JG Summit Holding, Inc.	4,019,900	5,971,942
Jollibee Foods Corp.	1,025,830	5,385,639
Lopez Holdings Corp.	4,600,000	774,955
LT Group, Inc.	5,268,700	1,625,949
Manila Electric Co.	507,330	3,151,908
Manila Water Co.	1,191,800	874,739
Megaworld Corp.	12,596,000	1,477,296

Security	Shares	Value

Philippines (continued)
Melco Crown Philippines Resorts Corp.(1)	1,793,200	$483,132
Metro Pacific Investments Corp.	7,682,400	899,425
Metropolitan Bank & Trust Co.	835,191	1,799,184
Nickel Asia Corp.	2,640,900	1,625,566
Pepsi-Cola Products Philippines, Inc.(1)	1,388,000	125,502
Petron Corp.	4,267,400	880,724
Philex Mining Corp.	6,094,825	1,167,899
Philex Petroleum Corp.(1)	283,500	33,203
Philippine Long Distance Telephone Co.	214,335	14,421,636
Puregold Price Club, Inc.	2,674,400	2,542,189
Robinsons Land Corp.	2,417,100	1,521,347
Robinsons Retail Holdings, Inc.	1,166,930	2,094,224
San Miguel Corp.	716,000	1,234,677
Security Bank Corp.	243,300	837,100
Semirara Mining & Power Co.	1,426,620	4,747,851
SM Investments Corp.	359,172	7,551,533
SM Prime Holdings, Inc.	9,538,699	4,009,314
Top Frontier Investment Holdings, Inc.(1)	71,600	186,462
Travellers International Hotel Group, Inc.(1)	2,615,200	417,293
Universal Robina Corp.	1,817,070	8,524,930
Vista Land & Lifescapes, Inc.	3,675,000	573,074

		$122,590,165

Poland — 2.9%
Agora SA(1)	125,463	$309,226
AmRest Holdings SE(1)	7,766	241,014
Asseco Poland SA	512,726	7,595,447
Bank Handlowy w Warszawie SA	50,570	1,474,428
Bank Millennium SA	687,285	1,387,348
Bank Pekao SA	179,638	8,664,868
Bank Zachodni WBK SA	16,600	1,544,500
Bioton SA(1)	425,302	467,692
Boryszew SA(1)	122,670	190,389
Budimex SA	27,910	1,164,249
CCC SA	43,900	1,822,037
Cyfrowy Polsat SA	1,022,728	6,570,558
Enea SA	202,800	901,046
Eurocash SA	355,800	3,530,990
Getin Holding SA(1)	365,918	193,253
Getin Noble Bank SA(1)	2,322,186	1,246,980
Global City Holdings NV(1)	71,200	811,492
Globe Trade Centre SA(1)	457,190	592,200
Grupa Azoty SA	76,370	1,460,427
Grupa Lotos SA(1)	101,253	665,804
ING Bank Slaski SA	47,450	1,728,745

18	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Poland (continued)
Jastrzebska Spolka Weglowa SA(1)	138,610	$791,815
KGHM Polska Miedz SA	344,982	9,780,091
KOPEX SA(1)	125,900	366,766
LPP SA	1,811	3,662,970
Lubelski Wegiel Bogdanka SA	49,706	1,304,198
mBank SA	23,504	2,971,828
Netia SA	1,111,077	1,792,566
Orange Polska SA	2,781,316	6,709,466
Orbis SA	30,000	345,118
PGE Polska Grupa Energetyczna SA	1,874,600	9,822,534
PKP Cargo SA	27,389	660,836
Polimex-Mostostal SA(1)	9,735,442	236,568
Polish Oil & Gas	3,952,621	4,664,097
Polski Koncern Naftowy Orlen SA	796,258	11,748,440
Powszechna Kasa Oszczednosci Bank Polski SA	1,151,310	10,652,123
Powszechny Zaklad Ubezpieczen SA	86,300	11,736,798
Synthos SA	844,500	978,633
Tauron Polska Energia SA	3,279,494	4,412,125
TVN SA(1)	918,442	4,385,672

		$129,585,337

Qatar — 1.6%
Aamal Co. QSC(1)	169,226	$673,993
Barwa Real Estate Co.	282,093	3,396,367
Doha Bank, Ltd.	100,995	1,618,914
Gulf International Services QSC	205,956	5,723,926
Industries Qatar	238,919	9,746,254
Masraf Al Rayan	861,150	10,547,971
Ooredoo QSC	132,696	4,188,743
Qatar Electricity & Water Co. QSC	84,058	4,323,361
Qatar Gas Transport Co., Ltd.	605,140	3,876,731
Qatar Insurance Co.	58,875	1,421,534
Qatar International Islamic Bank	45,943	975,449
Qatar Islamic Bank	113,487	3,201,418
Qatar National Bank SAQ	206,274	11,200,511
Qatar National Cement Co. QSC	28,750	1,049,172
Qatar Navigation QSC	52,421	1,435,761
Qatari Investors Group	37,029	390,396
United Development Co.	117,835	775,881
Vodafone Qatar QSC	1,185,810	4,842,629

		$69,389,011

Romania — 0.8%
Banca Transilvania(1)	19,063,881	$10,186,574
BRD-Group Societe Generale(1)	3,791,160	9,253,594

Security	Shares	Value

Romania (continued)
OMV Petrom SA	54,160,300	$4,994,182
Societatea Nationala de Gaze Naturale ROMGAZ SA	568,300	4,979,262
Societatea Nationala Nuclearelectrica SA	794,100	1,594,035
Transelectrica SA	426,930	3,185,417
Transgaz SA Medias	32,500	2,197,106

		$36,390,170

Russia — 4.4%
Aeroflot - Russian Airlines OJSC	1,558,956	$862,167
AK Transneft OAO, PFC Shares	1,847	3,738,284
CTC Media, Inc.	628,567	2,369,698
Eurasia Drilling Co., Ltd. GDR	23,517	446,823
Evraz PLC	1,236,657	3,164,783
Federal Grid Co. Unified Energy System JSC	1,416,815,440	1,021,484
Federal Hydrogenerating Co. JSC ADR	348,000	263,088
Globaltrans Investment PLC GDR(4)	207,458	935,924
Inter RAO JSC(1)	61,330,070	631,413
Lenta, Ltd. GDR(1)	35,759	190,429
LSR Group GDR(4)	186,400	297,362
LUKOIL OAO ADR	475,277	18,687,582
Magnit OJSC GDR(4)	199,200	7,574,429
Magnit PJSC	71,783	10,907,136
Magnitogorsk Iron & Steel Works OJSC GDR(4)	105,708	259,954
Mail.ru Group, Ltd. GDR(1)(4)	265,535	3,804,390
Mechel ADR(1)	378,000	491,400
MegaFon OAO GDR	237,127	3,238,407
MMC Norilsk Nickel ADR	979,787	16,148,961
MMC Norilsk Nickel OJSC	2,386	401,693
Mobile TeleSystems OJSC	3,314,167	10,460,632
Mosenergo OAO	8,811,603	82,325
NovaTek OAO GDR(4)	81,616	5,673,254
Novolipetsk Steel GDR(4)	156,893	2,044,448
O’Key Group SA GDR	15,504	52,016
OAO Gazprom	73,400	151,262
OAO Gazprom ADR	5,522,854	22,169,222
OAO TMK GDR(4)	64,757	165,092
OGK-4 OJSC	3,381,000	123,540
PhosAgro OAO GDR(4)	28,064	307,175
PIK Group GDR(4)	166,400	453,656
Polymetal International PLC	295,128	2,657,663
Polyus Gold International, Ltd.	137,262	400,637
Rosneft Oil Co. GDR(4)	1,085,850	3,519,420
Rosseti JSC(1)	113,849,187	677,648
Rostelecom ADR	15,064	112,076
Rostelecom OJSC	924,107	1,135,318

19	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Russia (continued)
RusHydro JSC	314,226,080	$2,379,865
Sberbank of Russia	11,073,488	9,900,783
Sberbank of Russia ADR	1,431,200	5,274,555
Severstal PAO GDR(4)	562,706	5,117,206
Sistema JSFC	6,825,878	1,315,136
Sistema JSFC GDR(4)	41,430	184,566
SOLLERS	24,262	106,667
Surgutneftegas OAO ADR	965,703	4,192,866
Surgutneftegas OAO, PFC Shares	8,134,100	4,917,715
Tatneft ADR	220,366	5,163,625
TGC-2 OJSC(1)	13,779,634	199
Uralkali PJSC GDR(4)	434,718	5,394,557
VimpelCom, Ltd. ADR	1,015,684	3,656,462
VTB Bank OJSC GDR(4)	4,248,070	8,151,995
X5 Retail Group NV GDR(1)(4)	491,284	5,180,754
Yandex NV, Class A(1)	729,200	10,857,788

		$197,415,530

Slovenia — 0.7%
Cinkarna Celje DD	4,765	$994,687
Gorenje DD(1)	301,465	1,958,804
KRKA DD	159,605	10,435,769
Luka Koper	118,550	3,097,481
Petrol	11,066	3,533,484
Reinsurance Co. Sava, Ltd.	179,037	3,284,515
Sava DD(1)	18,004	5,394
Telekom Slovenije DD	23,747	4,015,749
Zavarovalnica Triglav DD	139,239	4,003,302

		$31,329,185

South Africa — 6.3%
Adcock Ingram Holdings, Ltd.(1)	205,796	$760,643
AECI, Ltd.	73,130	782,675
African Bank Investments, Ltd.(1)(3)	1,537,194	0
African Rainbow Minerals, Ltd.	94,900	954,353
Allied Electronics Corp., Ltd.	186,200	272,142
Anglo Platinum, Ltd.(1)	58,680	1,798,920
AngloGold Ashanti, Ltd.(1)	403,071	4,888,807
Aquarius Platinum, Ltd.(1)	173,100	37,696
Arcelormittal South Africa, Ltd.(1)	50,577	107,381
Aspen Pharmacare Holdings, Ltd.(1)	392,807	14,708,427
Astral Foods, Ltd.	18,500	312,314
Aveng, Ltd.(1)	939,990	1,441,106
AVI, Ltd.	319,500	2,315,288
Barclays Africa Group, Ltd.	193,289	3,285,995

Security	Shares	Value

South Africa (continued)
Barloworld, Ltd.	662,120	$4,996,027
Bidvest Group, Ltd. (The)	605,796	16,719,112
Capital Property Fund(1)	1,259,064	1,603,270
Capitec Bank Holdings, Ltd.	42,400	1,390,133
Clicks Group, Ltd.	167,700	1,296,091
DataTec, Ltd.	160,600	808,442
Discovery Holdings, Ltd.	252,631	2,488,244
Exxaro Resources, Ltd.	118,010	1,045,624
FirstRand, Ltd.	1,677,145	7,463,922
Foschini, Ltd.	63,545	911,082
Gold Fields, Ltd.	681,677	3,927,021
Grindrod, Ltd.	340,300	530,377
Group Five, Ltd.	81,460	184,362
Growthpoint Properties, Ltd.	1,042,876	2,618,385
Harmony Gold Mining Co., Ltd.(1)	374,410	1,125,945
Hosken Consolidated Investments, Ltd.	5,046	65,576
Hyprop Investments, Ltd.	92,800	841,354
Illovo Sugar, Ltd.	174,700	360,943
Impala Platinum Holdings, Ltd.(1)	533,748	3,463,019
Imperial Holdings, Ltd.	78,001	1,374,058
Investec, Ltd.	182,794	1,531,113
JSE, Ltd.	105,800	1,109,526
Kumba Iron Ore, Ltd.	66,960	1,287,079
Lewis Group, Ltd.	62,700	488,627
Liberty Holdings, Ltd.	107,168	1,204,802
Life Healthcare Group Holdings, Ltd.	1,510,419	5,620,941
Massmart Holdings, Ltd.	149,614	2,129,504
Mediclinic International, Ltd.	574,283	5,678,516
MMI Holdings, Ltd.	692,950	1,862,225
Mondi, Ltd.	91,130	1,637,527
Montauk Holdings, Ltd.(1)	6,057	1,768
Mr. Price Group, Ltd.	91,080	2,062,956
MTN Group, Ltd.	1,885,095	32,553,138
Murray & Roberts Holdings, Ltd.	915,850	1,545,215
Nampak, Ltd.	465,438	1,696,771
Naspers, Ltd., Class N	219,423	31,654,367
Nedbank Group, Ltd.	121,638	2,666,557
Netcare, Ltd.	1,305,994	4,335,686
Northam Platinum, Ltd.(1)	207,738	684,153
Pick’n Pay Stores, Ltd.	371,278	1,830,022
PPC, Ltd.	468,427	858,399
Redefine Properties, Ltd.	2,311,150	2,256,636
Remgro, Ltd.	270,121	6,250,531
Reunert, Ltd.	407,260	2,185,704
RMB Holdings, Ltd.	441,055	2,491,120
RMI Holdings	479,034	1,747,818

20	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)
Sanlam, Ltd.	991,073	$5,940,234
Sappi, Ltd.(1)	415,236	1,704,871
Sasol, Ltd.	469,150	16,945,679
Shoprite Holdings, Ltd.	837,380	13,237,015
Sibanye Gold, Ltd.	800,277	2,163,864
Spar Group, Ltd.	206,544	3,258,185
Standard Bank Group, Ltd.	614,446	8,113,898
Steinhoff International Holdings, Ltd.	787,883	4,026,824
Sun International, Ltd.	30,482	339,230
Telkom SA SOC, Ltd.(1)	309,050	1,846,864
Tiger Brands, Ltd.	202,394	6,825,502
Tongaat-Hulett	99,910	1,370,347
Truworths International, Ltd.	300,800	2,083,028
Vodacom Group (Pty), Ltd.	613,500	7,043,800
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	1,100,443
Woolworths Holdings, Ltd.	287,328	2,132,711

		$280,381,930

South Korea — 6.1%
AMOREPACIFIC Corp.	2,288	$5,514,109
AMOREPACIFIC Group, Inc.	600	683,908
Asiana Airlines, Inc.(1)	92,200	728,641
BS Financial Group, Inc.	116,970	1,478,508
Celltrion, Inc.(1)	70,611	2,618,654
Cheil Worldwide, Inc.(1)	51,100	920,720
CJ CheilJedang Corp.	7,496	2,401,659
CJ Corp.	6,100	957,739
CJ O Shopping Co., Ltd.	3,130	633,440
Daelim Industrial Co., Ltd.	8,650	431,582
Daesang Corp.	8,000	277,274
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	406,017
Daewoo Industrial Development Co., Ltd.(1)	3,657	3,511
Daewoo International Corp.	21,675	541,922
Daewoo Securities Co., Ltd.(1)	125,693	1,152,240
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	45,532	802,841
Daewoong Pharmaceutical Co., Ltd.	5,630	318,015
Daum Kakao Corp.	5,600	778,032
DGB Financial Group Co., Ltd.	65,650	629,592
Dong-A Pharmaceutical Co., Ltd.	2,407	275,459
Dong-A ST Co., Ltd.	4,078	328,898
Dongbu Insurance Co., Ltd.	36,640	1,767,608
Dongkuk Steel Mill Co., Ltd.	67,733	344,713
Doosan Corp.	6,101	577,124
Doosan Heavy Industries & Construction Co., Ltd.	23,400	496,474
Doosan Infracore Co., Ltd.(1)	34,600	320,351

Security	Shares	Value

South Korea (continued)
E-Mart Co., Ltd.	10,328	$1,959,642
GS Engineering & Construction Corp.(1)	19,935	453,121
GS Holdings Corp.	55,400	2,096,539
Hana Financial Group, Inc.	151,951	4,441,639
Hanjin Kal Corp.(1)	19,283	571,095
Hanjin Shipping Co., Ltd.(1)	98,091	532,380
Hankook Tire Co., Ltd.	21,623	1,039,767
Hanmi Pharmaceutical Co., Ltd.(1)	8,096	721,264
Hansol Holdings Co., Ltd.	37,566	270,943
Hansol Paper Co., Ltd.(1)	22,933	409,967
Hanwha Chemical Corp.	81,490	911,753
Hanwha Corp.	34,490	860,475
Hite-Jinro Co., Ltd.	20,121	423,858
Hynix Semiconductor, Inc.(1)	162,890	7,036,121
Hyosung Corp.	21,380	1,410,850
Hyundai Department Store Co., Ltd.	7,615	825,621
Hyundai Development Co.	29,900	1,169,637
Hyundai Engineering & Construction Co., Ltd.	29,816	1,179,954
Hyundai Glovis Co., Ltd.	13,870	3,089,259
Hyundai Heavy Industries Co., Ltd.	18,270	1,872,161
Hyundai Hysco Co., Ltd.	10,067	704,572
Hyundai Marine & Fire Insurance Co., Ltd.	38,700	920,993
Hyundai Merchant Marine Co., Ltd.(1)	68,800	642,023
Hyundai Mipo Dockyard Co., Ltd.	5,275	370,194
Hyundai Mobis Co., Ltd.	19,100	4,317,895
Hyundai Motor Co.	56,700	8,713,879
Hyundai Securities Co., Ltd.(1)	43,870	298,868
Hyundai Steel Co.	50,817	3,048,838
Hyundai Wia Corp.	5,400	753,387
Industrial Bank of Korea	96,580	1,134,555
Kangwon Land, Inc.	50,840	1,499,236
KB Financial Group, Inc.(1)	198,011	6,651,828
KCC Corp.	2,345	1,179,864
Kia Motors Corp.	86,120	3,599,133
Korea Electric Power Corp.	221,620	8,665,103
Korea Express Co., Ltd.(1)	4,349	761,658
Korea Gas Corp.(1)	39,170	1,612,657
Korea Investment Holdings Co., Ltd.	21,590	1,017,448
Korea Zinc Co., Ltd.	8,940	3,492,020
Korean Air Lines Co., Ltd.(1)	28,110	1,220,147
Korean Reinsurance Co.	78,574	730,740
KT Corp.	69,653	1,896,420
KT Corp. ADR	16,800	225,792
KT&G Corp.	51,115	3,731,292
Kumho Petrochemical Co., Ltd.	12,900	1,050,609
Kwangju Bank(1)	13,793	112,339

21	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Kyongnam Bank(1)	21,079	$209,042
LG Chem, Ltd.	27,318	4,912,903
LG Corp.	50,210	2,825,704
LG Display Co., Ltd.(1)	71,100	2,336,212
LG Electronics, Inc.	39,320	2,178,356
LG Hausys, Ltd.	2,858	466,061
LG Household & Health Care, Ltd.	7,450	4,667,277
LG International Corp.	20,600	688,236
LG Life Sciences, Ltd.(1)	11,000	468,797
LG Uplus Corp.	207,920	2,292,232
LIG Insurance Co., Ltd.	28,900	605,772
Lotte Chemical Corp.	11,770	1,857,058
Lotte Shopping Co., Ltd.	5,065	1,096,135
LS Corp.	7,030	308,149
LS Industrial Systems Co., Ltd.	9,200	507,074
Macquarie Korea Infrastructure Fund	196,315	1,319,102
Medy-Tox, Inc.	3,894	1,308,427
Mirae Asset Securities Co., Ltd.	16,464	692,849
Naver Corp.	8,556	5,545,685
NCsoft Corp.	5,150	940,476
NH Investment & Securities Co., Ltd.	78,408	789,549
NHN Entertainment Corp.(1)	4,718	320,161
Nong Shim Co., Ltd.	3,700	781,476
OCI Co., Ltd.(1)	15,570	1,103,871
ORION Corp.	2,200	2,099,303
POSCO	47,127	10,947,374
S-Oil Corp.	36,885	2,028,937
S1 Corp.	9,450	687,515
Samsung C&T Corp.	48,920	2,478,785
Samsung Card Co., Ltd.	20,460	711,148
Samsung Electro-Mechanics Co., Ltd.	17,390	1,058,374
Samsung Electronics Co., Ltd.	36,500	45,311,049
Samsung Engineering Co., Ltd.(1)	12,600	434,585
Samsung Fine Chemicals Co., Ltd.	18,150	564,722
Samsung Fire & Marine Insurance Co., Ltd.	22,985	6,188,874
Samsung Heavy Industries Co., Ltd.	67,350	1,090,368
Samsung Life Insurance Co., Ltd.	59,400	6,101,215
Samsung SDI Co., Ltd.	28,662	3,344,590
Samsung Securities Co., Ltd.	34,040	1,468,718
Samsung Techwin Co., Ltd.	18,895	393,926
Shinhan Financial Group Co., Ltd.	242,903	9,917,342
Shinsegae Co., Ltd.	5,075	744,177
SK Broadband Co., Ltd.(1)	155,846	603,166
SK C&C Co., Ltd.	7,100	1,513,351
SK Chemicals Co., Ltd.	15,660	870,868
SK Holdings Co., Ltd.	9,615	1,499,084

Security	Shares	Value

South Korea (continued)
SK Innovation Co., Ltd.	61,379	$5,212,268
SK Networks Co., Ltd.(1)	64,010	548,312
SK Telecom Co., Ltd.	33,268	8,718,407
ViroMed Co., Ltd.(1)	9,440	450,346
Woongjin Coway Co., Ltd.	22,950	1,839,235
Woori Bank(1)	181,786	1,462,799
Yuanta Securities Korea(1)	78,565	284,106
Yuhan Corp.	6,229	972,167
Zyle Motor Sales Corp.(1)	5,113	6,008

		$272,788,290

Sri Lanka — 0.7%
Access Engineering PLC	4,510,376	$890,370
Aitken Spence PLC	550,325	430,398
Ceylon Tobacco Co. PLC	82,568	671,599
Chevron Lubricants Lanka PLC	956,727	2,891,869
Commercial Bank of Ceylon PLC	4,428,285	5,634,255
DFCC Bank	293,137	469,830
Dialog Axiata PLC	20,004,936	1,814,792
Distilleries Co. of Sri Lanka PLC	1,650,787	2,845,386
Hatton National Bank PLC	1,911,012	2,964,954
John Keells Holdings PLC	5,565,197	8,992,504
National Development Bank PLC	769,896	1,375,794
Nations Trust Bank PLC	623,287	486,553
Sampath Bank PLC	794,701	1,473,026

		$30,941,330

Taiwan — 6.8%
AcBel Polytech, Inc.	429,000	$488,061
Acer, Inc.(1)	2,014,519	1,306,988
Advanced Semiconductor Engineering, Inc.	2,915,135	3,660,590
AirTAC International Group	63,000	546,991
Ambassador Hotel	298,000	265,649
AmTRAN Technology Co., Ltd.	650,067	369,055
Asia Cement Corp.	1,892,356	2,281,461
Asia Optical Co., Inc.(1)	658,907	886,563
Asustek Computer, Inc.	354,325	3,703,267
AU Optronics Corp.	4,898,837	2,663,446
Capital Securities Corp.	711,928	232,153
Catcher Technology Co., Ltd.	375,647	3,284,873
Cathay Financial Holding Co., Ltd.	4,486,533	6,424,854
Center Laboratories, Inc.(1)	395,000	1,100,869
Chailease Holding Co., Ltd.	408,870	965,064
Chang Hwa Commercial Bank, Ltd.	2,699,502	1,523,220
Cheng Shin Rubber Industry Co., Ltd.	2,060,672	4,967,111

22	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Chicony Electronics Co., Ltd.	335,919	$921,774
China Airlines, Ltd.(1)	2,591,887	1,311,480
China Development Financial Holding Corp.	7,962,050	2,614,644
China Life Insurance Co., Ltd.	1,880,652	1,576,339
China Motor Corp.	881,315	756,283
China Petrochemical Development Corp.(1)	3,333,659	1,245,946
China Steel Corp.	8,773,734	7,433,026
Chipbond Technology Corp.	513,000	1,048,592
Chong Hong Construction Co., Ltd.	176,190	360,796
Chunghwa Telecom Co., Ltd.	2,915,746	8,811,459
Clevo Co.	394,155	596,431
Compal Electronics, Inc.	2,454,345	1,789,740
Coretronic Corp.(1)	487,128	687,399
CTBC Financial Holding Co., Ltd.	8,043,356	5,102,340
Delta Electronics, Inc.	796,105	4,862,532
Dynapack International Technology Corp.	183,374	417,468
E Ink Holdings, Inc.(1)	1,234,000	554,096
E.Sun Financial Holding Co., Ltd.	4,141,367	2,547,648
Eclat Textile Co., Ltd.	136,240	1,410,401
Elan Microelectronics Corp.	345,300	539,975
Epistar Corp.	526,472	932,688
EVA Airways Corp.(1)	1,654,523	1,276,131
Evergreen International Storage & Transport Corp.	868,000	504,601
Evergreen Marine Corp.(1)	2,350,252	1,674,549
Everlight Electronics Co., Ltd.	406,291	974,587
Far Eastern Department Stores, Ltd.	2,056,995	1,755,004
Far Eastern New Century Corp.	2,514,407	2,530,664
Far EasTone Telecommunications Co., Ltd.	1,673,074	4,087,504
Faraday Technology Corp.	406,880	494,197
Feng Hsin Iron & Steel Co., Ltd.	183,260	224,145
First Financial Holding Co., Ltd.	4,144,380	2,414,340
Formosa Chemicals & Fibre Corp.	2,491,399	5,331,230
Formosa International Hotels Corp.	145,599	1,470,698
Formosa Petrochemical Corp.	1,005,320	2,141,714
Formosa Plastics Corp.	3,346,896	8,076,848
Formosa Taffeta Co., Ltd.	842,000	850,239
Formosan Rubber Group, Inc.	433,000	441,855
Foxconn International Holdings, Ltd.(1)	1,391,000	618,784
Foxconn Technology Co., Ltd.	553,411	1,498,441
Fubon Financial Holding Co., Ltd.	3,531,596	5,596,126
Giant Manufacturing Co., Ltd.	352,208	3,074,071
Gintech Energy Corp.(1)	731,649	493,840
Goldsun Development & Construction Co., Ltd.(1)	1,672,928	570,853
Great Wall Enterprise Co., Ltd.	930,888	821,916
Highwealth Construction Corp.	457,746	927,824
Hiwin Technologies Corp.	224,000	1,842,878

Security	Shares	Value

Taiwan (continued)
Hon Hai Precision Industry Co., Ltd.	4,406,069	$12,090,213
Hota Industrial Manufacturing Co., Ltd.	298,658	534,461
Hotai Motor Co., Ltd.	300,000	4,310,664
HTC Corp.(1)	392,798	1,947,341
Hu Lane Associate, Inc.	181,000	659,533
Hua Nan Financial Holdings Co., Ltd.	3,995,293	2,220,952
Innolux Corp.	4,914,762	2,367,751
Inventec Co., Ltd.	2,015,966	1,488,993
Kenda Rubber Industrial Co., Ltd.	222,562	450,322
Kinpo Electronics, Inc.(1)	2,159,000	1,008,695
Kinsus Interconnect Technology Corp.	182,000	583,273
Largan Precision Co., Ltd.	57,795	4,806,091
Lite-On Technology Corp.	1,024,182	1,262,325
Macronix International Corp., Ltd.(1)	1,202,873	260,524
MediaTek, Inc.	434,462	6,606,098
Medigen Biotechnology Corp.(1)	69,000	353,884
Mega Financial Holding Co., Ltd.	4,098,035	3,126,978
Merida Industry Co., Ltd.	388,657	2,684,608
Motech Industries, Inc.	629,451	842,122
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,209,743
Nan Ya Plastics Corp.	3,893,214	7,822,387
Neo Solar Power Corp.	685,542	590,492
Novatek Microelectronics Corp., Ltd.	373,942	2,056,871
Pegatron Corp.	925,028	2,459,723
Phison Electronics Corp.	112,363	796,555
Pou Chen Corp.	2,809,819	3,848,040
Powertech Technology, Inc.(1)	547,865	906,367
President Chain Store Corp.	619,664	4,763,539
Quanta Computer, Inc.	1,417,508	3,454,454
Radiant Opto-Electronics Corp.	281,264	889,781
Radium Life Tech Co., Ltd.(1)	621,002	321,345
Realtek Semiconductor Corp.	429,002	1,300,735
RichTek Technology Corp.	101,478	514,295
Ruentex Development Co., Ltd.	657,306	986,773
Ruentex Industries, Ltd.	1,233,060	2,673,071
Sanyang Motor Co., Ltd.(1)	1,819,866	1,588,401
ScinoPharm Taiwan, Ltd.	227,000	380,497
Shin Kong Financial Holding Co., Ltd.	4,785,630	1,334,087
Shin Kong Synthetic Fibers Corp.	1,321,483	452,448
Siliconware Precision Industries Co., Ltd.	1,540,243	2,597,205
Simplo Technology Co., Ltd.	205,889	1,010,318
Sino-American Silicon Products, Inc.(1)	576,233	903,238
SinoPac Financial Holdings Co., Ltd.	5,032,908	2,048,234
Solar Applied Materials Technology Corp.	336,245	279,607
St. Shine Optical Co., Ltd.	22,000	345,957
Synnex Technology International Corp.	730,818	1,050,504

23	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
TaiMed Biologics, Inc.(1)	148,103	$652,471
Tainan Spinning Co., Ltd.	932,498	504,256
Taishin Financial Holdings Co., Ltd.	5,406,203	2,216,613
Taiwan Business Bank(1)	2,014,650	584,793
Taiwan Cement Corp.	2,568,850	3,468,238
Taiwan Cooperative Financial Holding Co., Ltd.	3,498,317	1,804,234
Taiwan Fertilizer Co., Ltd.	816,000	1,421,666
Taiwan Glass Industry Corp.	542,564	394,321
Taiwan Mobile Co., Ltd.	1,805,784	5,954,394
Taiwan Semiconductor Manufacturing Co., Ltd.	6,491,465	28,547,052
Taiwan Tea Corp.	395,711	221,219
Tatung Co., Ltd.(1)	2,377,785	664,616
Teco Electric & Machinery Co., Ltd.	2,247,000	2,097,601
Tong Yang Industry Co., Ltd.	758,608	892,562
TPK Holding Co., Ltd.	155,148	1,005,133
Tripod Technology Corp.	396,535	858,575
TSRC Corp.	693,063	824,355
TTY Biopharm Co., Ltd.	534,330	1,094,202
Tung Ho Steel Enterprise Corp.	991,060	738,659
U-Ming Marine Transport Corp.	186,000	287,436
Uni-President Enterprises Corp.	4,043,107	6,442,384
Unimicron Technology Corp.	948,000	649,224
United Microelectronics Corp.	5,337,090	2,584,447
Walsin Lihwa Corp.(1)	2,539,000	783,716
Wan Hai Lines, Ltd.	518,962	550,399
Waterland Financial Holdings	1,085,795	288,068
Wei Chuan Food Corp.	623,000	503,675
Wintek Corp.(1)(3)	1,892,877	54,960
Wistron Corp.	1,490,362	1,358,748
WPG Holdings Co., Ltd.	919,489	1,141,627
Xxentria Technology Materials Corp.	234,700	668,639
Yageo Corp.	166,897	298,901
Yang Ming Marine Transport(1)	2,468,755	1,329,406
Yieh Phui Enterprise	1,721,304	499,362
Young Fast Optoelectronics Co., Ltd.(1)	147,302	106,008
Yuanta Financial Holding Co., Ltd.	5,671,261	2,720,659
Yuen Foong Yu Paper Manufacturing Co., Ltd.	899,120	370,592
Yulon Motor Co., Ltd.	1,342,809	1,960,999

		$300,618,016

Thailand — 3.2%
Advanced Info Service PCL(6)	1,582,600	$11,824,960
Airports of Thailand PCL(6)	667,400	6,585,178
AP Thailand PCL(6)	5,199,700	1,016,018
Bangkok Bank PCL(6)	276,400	1,620,393

Security	Shares	Value

Thailand (continued)
Bangkok Dusit Medical Services PCL(6)	5,594,000	$3,171,763
Bangkok Land PCL(6)	13,071,100	700,601
Banpu PCL(6)	1,468,000	1,089,183
BEC World PCL(6)	1,752,100	2,754,529
Berli Jucker PCL(6)	1,563,300	1,916,787
Big C Supercenter PCL(6)	268,600	1,973,080
BTS Group Holdings PCL	6,774,200	2,032,118
Bumrungrad Hospital PCL(6)	899,500	4,278,775
Central Pattana PCL(6)	1,102,100	1,502,341
CH. Karnchang PCL(6)	1,970,620	1,756,440
Charoen Pokphand Foods PCL(6)	4,351,000	3,346,108
CP ALL PCL(6)	4,914,600	6,226,114
Delta Electronics (Thailand) PCL(6)	1,345,400	3,039,498
Electricity Generating PCL(6)	413,800	2,054,686
Glow Energy PCL(6)	877,300	2,434,078
Hana Microelectronics PCL(6)	1,730,900	2,122,606
Home Product Center PCL(6)	3,301,458	821,110
Indorama Ventures PCL(6)	2,106,900	1,401,543
IRPC PCL(6)	12,191,400	1,272,140
Italian-Thai Development PCL(1)(6)	9,648,906	2,612,683
Jasmine International PCL(6)	1,976,800	500,109
Kasikornbank PCL(6)	408,800	2,793,277
Khon Kaen Sugar Industry PCL(6)	1,832,000	733,248
Kiatnakin Bank PCL(6)	1,074,300	1,328,675
Krung Thai Bank PCL(6)	1,231,400	852,491
L.P.N. Development PCL(6)	1,255,000	803,118
Land & Houses PCL(6)	2,593,500	726,483
Minor International PCL(6)	2,557,797	2,824,018
Pruksa Real Estate PCL(6)	1,602,000	1,572,997
PTT Exploration & Production PCL(6)	1,579,798	5,266,896
PTT Global Chemical PCL(6)	1,844,950	3,183,645
PTT PCL(6)	975,660	10,315,685
Quality House PCL(6)	11,313,125	1,351,490
Ratchaburi Electricity Generating Holding PCL(6)	676,000	1,237,717
Samart Corp. PCL(6)	2,188,100	2,703,543
Siam Cement PCL(6)	357,600	5,437,577
Siam City Cement PCL(6)	97,390	1,272,177
Siam Commercial Bank PCL(6)	535,300	2,932,439
Sino Thai Engineering & Construction PCL(6)	2,449,157	1,958,631
Thai Airways International PCL(1)(6)	2,173,900	1,014,310
Thai Beverage PCL	9,995,000	5,325,921
Thai Oil PCL(6)	1,094,800	1,710,778
Thai Union Frozen Products PCL(6)	4,345,208	2,877,237
Thanachart Capital PCL(6)	1,128,900	1,145,359
Thoresen Thai Agencies PCL(1)(6)	1,846,118	969,148
TMB Bank PCL(6)	28,364,700	2,683,142

24	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)
Total Access Communication PCL(6)	1,130,500	$3,243,335
Toyo-Thai Corp. PCL(6)	224,200	188,097
TPI Polene PCL(6)	18,986,000	1,402,717
True Corp. PCL(1)(6)	14,572,601	6,038,181
TTW PCL(6)	3,598,200	1,349,638

		$143,294,811

Turkey — 3.1%
Akbank TAS	1,842,533	$6,712,446
Akcansa Cimento AS	126,800	894,302
Akenerji Elektrik Uretim AS(1)	598,472	299,561
Aksa Akrilik Kimya Sanayii AS	185,209	717,898
Albaraka Turk Katilim Bankasi AS	522,467	368,258
Anadolu Efes Biracilik ve Malt Sanayii AS(1)	359,039	3,150,177
Arcelik AS	524,754	3,334,980
Aygaz AS	191,813	812,904
Bagfas Bandirma Gubre Fabrikalari AS(1)	40,900	240,709
BIM Birlesik Magazalar AS	403,820	8,149,156
Cimsa Cimento Sanayi ve Ticaret AS	141,400	996,569
Coca-Cola Icecek AS	141,600	2,855,205
Dogan Sirketler Grubu Holding AS(1)	5,575,015	1,679,585
Eczacibasi Ilac Sanayi ve Ticaret AS	557,300	706,118
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,927,700	3,823,085
Enka Insaat ve Sanayi AS	1,871,274	3,780,541
Eregli Demir ve Celik Fabrikalari TAS	5,387,451	9,658,262
Ford Otomotiv Sanayi AS	128,600	1,783,508
Gubre Fabrikalari TAS	490,400	1,114,533
Haci Omer Sabanci Holding AS	1,437,018	6,053,177
Ihlas Holding AS(1)	4,223,700	482,147
Is Gayrimenkul Yatirim Ortakligi AS	597,942	443,274
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	4,409,290	3,607,038
KOC Holding AS	921,460	4,778,012
Koza Altin Isletmeleri AS	152,600	1,206,945
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	540,020
Pegasus Hava Tasimaciligi AS(1)	86,600	1,072,823
Petkim Petrokimya Holding AS	1,455,661	2,269,417
Sekerbank TAS(1)	747,999	575,752
TAV Havalimanlari Holding AS	278,042	2,073,975
Tekfen Holding AS(1)	497,173	1,164,312
Tofas Turk Otomobil Fabrikasi AS	252,600	1,681,518
Trakya Cam Sanayii AS	862,572	1,265,438
Tupras-Turkiye Petrol Rafinerileri AS	368,970	7,996,968
Turcas Petrolculuk AS	395,759	381,756
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	774,945	2,957,507
Turk Sise ve Cam Fabrikalari AS	1,557,153	2,430,689

Security	Shares	Value

Turkey (continued)
Turk Telekomunikasyon AS	1,415,400	$4,234,652
Turkcell Iletisim Hizmetleri AS(1)	1,890,800	10,885,051
Turkiye Garanti Bankasi AS	2,175,200	9,146,253
Turkiye Halk Bankasi AS	1,017,500	6,533,481
Turkiye Is Bankasi	1,838,012	5,327,975
Turkiye Sinai Kalkinma Bankasi AS	549,995	456,926
Turkiye Vakiflar Bankasi TAO	1,413,300	3,283,345
Ulker Gida Sanayi ve Ticaret AS	277,059	2,191,764
Yapi ve Kredi Bankasi AS	953,085	1,970,281
Yazicilar Holding AS	193,900	1,628,025
Zorlu Enerji Elektrik Uretim AS(1)	692,954	632,006

		$138,348,324

Ukraine — 0.1%
Astarta Holding NV(1)	181,384	$1,216,808
Avangardco Investments Public, Ltd. GDR(4)	100,676	191,285
Ferrexpo PLC	2,332,085	1,758,658
Kernel Holding SA(1)	97,900	822,217
MHP SA GDR(4)	256,362	2,440,203

		$6,429,171

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank (PJSC)	2,281,264	$4,291,726
Abu Dhabi National Hotels	718,461	695,905
Agthia Group (PJSC)	1,252,100	2,121,589
Air Arabia (PJSC)	8,363,873	3,775,216
Ajman Bank (PJSC)(1)	709,500	465,480
Al Waha Capital PJSC	2,092,394	1,794,693
Aldar Properties PJSC	4,132,498	2,666,867
Amlak Finance (PJSC)(1)(3)	227,500	0
Arabtec Holding PJSC(1)	7,435,656	5,855,689
Dana Gas(1)	5,241,906	654,166
DP World, Ltd.	553,364	10,857,618
Drake & Scull International (PJSC)(1)	3,823,093	791,521
Dubai Financial Market	1,928,561	995,053
Dubai Investments (PJSC)	1,667,770	985,351
Dubai Islamic Bank (PJSC)	1,313,689	2,326,207
Emaar Properties (PJSC)	4,793,944	8,737,877
First Gulf Bank (PJSC)	1,470,432	6,780,211
Gulf Pharmaceutical Industry-Julphar	122,430	102,037
National Bank of Abu Dhabi (PJSC)	2,011,949	7,037,741
National Bank of Ras Al-Khaimah PSC (The)	62,608	137,586
National Central Cooling Co. (Tabreed)	828,054	231,140
Ras Al Khaimah Ceramics	334,915	272,970
Ras Al Khaimah Properties (PJSC)	2,150,800	423,975

25	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

United Arab Emirates (continued)
Union National Bank PJSC	1,992,209	$3,134,665

		$65,135,283

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	1,556,456	$2,603,612
Bao Viet Holdings	594,650	961,085
Development Investment Construction Corp.(1)	276,167	167,065
FPT Corp.	845,832	1,884,339
Gemadept Corp.	312,000	428,393
HAGL JSC	1,637,831	1,656,961
HCM City Infrastructure Investment JSC	547,500	480,339
Hoa Phat Group JSC	1,425,231	3,190,636
Kim Long Securities Corp.	824,100	406,512
Kinh Bac City Development Share Holding Corp.(1)	328,860	241,834
Kinhdo Corp.	633,520	1,381,123
Masan Group Corp.(1)	272,520	1,073,739
PetroVietnam Construction JSC(1)	919,725	198,506
PetroVietnam Drilling and Well Services JSC	642,930	1,731,277
PetroVietnam Fertilizer & Chemical JSC	880,500	1,275,655
PetroVietnam Gas JSC	166,550	600,895
PetroVietnam Technical Services JSC	1,236,400	1,559,024
Pha Lai Thermal Power JSC	483,390	579,830
Phu Nhuan Jewelry JSC	181,200	312,858
Refrigeration Electrical Engineering Corp.	1,182,100	1,579,737
Saigon Securities, Inc.	150,000	184,816
Song Da Urban & Industrial Zone Investment and Development JSC(1)	62,000	72,238
Tan Tao Investment and Industry Corp.(1)	1,554,838	552,569
Vietnam Construction and Import-Export JSC	621,655	363,546
Vietnam Dairy Products JSC	563,742	2,749,113
Vietnam Joint Stock Commercial Bank for Industry and Trade	2,825,273	2,386,323
Vingroup JSC	1,461,888	3,287,489

		$31,909,514

Total Common Stocks (identified cost $4,496,589,036)		$4,362,531,815

Equity-Linked Securities(5)(7) — 0.8%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/31/17	36,000	$1,055,585
Al Abdullatif Industrial Investment Co.	5/4/15	64,200	612,975
Al Rajhi Bank	1/22/18	149,493	2,246,372

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Al Tayyar	7/2/15	52,625	$1,931,448
Alinma Bank	1/22/18	250,600	1,446,288
Almarai Co.	7/31/17	59,399	1,319,097
Arab National Bank	5/11/15	70,000	622,741
Bank Albilad	4/30/15	83,166	1,025,196
Banque Saudi Fransi	1/22/18	100,840	927,940
Dar Al Arkan Real Estate Development	8/10/15	185,500	500,757
Etihad Etisalat Co.	11/20/17	134,038	1,311,857
Fawaz Abdulaziz Alhokair Co.	3/20/17	60,000	1,448,136
Jarir Marketing Co.	5/4/15	25,425	1,303,369
Mobile Telecommunications Co.	5/4/15	227,977	435,037
National Industrialization Co.	5/4/15	156,903	1,112,097
Rabigh Refining and Petrochemicals Co.	7/24/17	92,400	479,205
Riyad Bank	11/20/17	161,200	750,273
Sahara Petrochemical Co.	9/21/15	122,800	555,216
Samba Financial Group	6/29/17	109,344	1,331,908
Saudi Airlines Catering Co.	8/3/15	5,500	273,172
Saudi Arabian Amiantit Co.	5/11/15	106,500	396,542
Saudi Arabian Fertilizer Co.	5/11/15	28,633	1,121,331
Saudi Arabian Mining Co.	5/11/15	54,900	528,561
Saudi Basic Industries Corp.	1/22/18	107,696	2,470,417
Saudi British Bank	1/22/18	62,300	919,585
Saudi Cable Co.	8/10/15	97,900	259,073
Saudi Cement Co.	8/10/15	25,900	681,942
Saudi Chemical Co.	5/1/15	25,900	415,019
Saudi Electricity Co.	1/22/18	268,400	1,117,134
Saudi Industrial Investment Group	10/9/17	95,000	641,754
Saudi International Petrochemicals Co.	1/22/18	40,200	319,674
Saudi Kayan Petrochemical Co.	1/22/18	247,500	799,772
Saudi Telecom Co.	5/11/15	98,200	1,723,724
Savola Group	2/6/17	115,300	2,476,194
Yanbu National Petrochemical Co.	7/31/17	51,400	650,703

Total Equity-Linked Securities (identified cost $32,381,586)			$35,210,094

Investment Funds — 0.1%

Security		Shares	Value
Vietnam Enterprise Investments, Ltd.(1)		1,239,727	$3,409,249

Total Investment Funds (identified cost $5,027,203)			$3,409,249

26	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Portfolio of Investments — continued

Rights(1) — 0.0%(2)

Security	Shares	Value

Access Bank PLC, Exp. 3/4/15	6,474,577	$0
Hyundai Merchant Marine Co., Ltd., Exp. 3/5/15	10,568	28,799
Oando PLC	5,165,298	4,957
United Bank for Africa PLC, Exp. 2/12/15	3,462,611	0

Total Rights (identified cost $0)		$33,756

Short-Term Investments — 0.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/2/15	$22,087	$22,087,247

Total Short-Term Investments (identified cost $22,087,247)		$22,087,247

Total Investments — 99.7% (identified cost $4,556,085,072)		$4,423,272,161

Other Assets, Less Liabilities — 0.3%		$13,053,046

Net Assets — 100.0%		$4,436,325,207

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $73,688,461 or 1.7% of the Fund’s net assets.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $36,207,662 or 0.8% of the Fund’s net assets..

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	9.9%	$438,209,739
Hong Kong Dollar	9.2	409,738,907
Indian Rupee	6.9	304,947,424
New Taiwan Dollar	6.7	299,999,232
South African Rand	6.3	280,344,234
South Korean Won	6.1	272,591,297
Brazilian Real	5.3	236,685,241
Mexican Peso	4.5	200,391,811
New Turkish Lira	3.1	138,348,324
Thai Baht	3.1	137,968,890
Indonesian Rupiah	3.1	136,319,438
Chilean Peso	3.0	133,361,569
Polish Zloty	3.0	131,624,362
Malaysian Ringgit	2.9	128,410,072
Philippine Peso	2.8	122,590,165
Euro	1.9	85,177,525
Egyptian Pound	1.8	80,224,812
Kuwaiti Dinar	1.8	78,765,621
Qatari Riyal	1.6	69,389,011
United Arab Emirates Dirham	1.5	65,247,089
Czech Koruna	1.2	51,536,044
Russian Ruble	1.1	48,813,267
Hungarian Forint	1.1	47,261,953
Colombian Peso	1.0	46,034,111
Other currency, less than 1% each	10.8	479,292,023

Total Investments	99.7%	$4,423,272,161

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	25.2%	$1,120,163,021
Telecommunication Services	10.6	469,363,142
Industrials	10.2	452,060,460
Materials	9.9	440,040,298
Consumer Staples	9.3	414,468,049
Energy	8.8	388,572,146
Information Technology	8.3	369,468,709
Consumer Discretionary	8.0	353,378,142
Utilities	5.4	238,809,708
Health Care	3.4	151,451,990
Short-Term Investments	0.5	22,087,247
Investment Funds	0.1	3,409,249

Total Investments	99.7%	$4,423,272,161

27	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Statement of Assets and Liabilities

Assets	January 31, 2015
Investments, at value (identified cost, $4,556,085,072)	$4,423,272,161
Cash	376,983
Foreign currency, at value (identified cost, $10,707,227)	10,476,627
Dividends and interest receivable	3,362,217
Receivable for Fund shares sold	12,396,053
Tax reclaims receivable	568,576
Total assets	$4,450,452,617

Liabilities
Payable for Fund shares redeemed	$7,885,015
Payable to affiliates:
Investment adviser fee	2,942,253
Administration fee	569,341
Distribution and service fees	142,169
Accrued foreign capital gains taxes	1,442,304
Accrued expenses	1,146,328
Total liabilities	$14,127,410
Net Assets	$4,436,325,207

Sources of Net Assets
Paid-in capital	$4,532,025,968
Accumulated net realized gain	51,424,753
Accumulated distributions in excess of net investment income	(12,478,408)
Net unrealized depreciation	(134,647,106)
Total	$4,436,325,207

Investor Class Shares
Net Assets	$599,093,702
Shares Outstanding	43,243,943
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.85

Class C Shares
Net Assets	$15,995,573
Shares Outstanding	1,162,409
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.76

Institutional Class Shares
Net Assets	$3,227,614,232
Shares Outstanding	232,425,403
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.89

Class R6 Shares
Net Assets	$593,621,700
Shares Outstanding	42,730,233
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.89

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Statement of Operations

Investment Income	Year Ended January 31, 2015
Dividends (net of foreign taxes, $13,978,206)	$124,419,378
Interest (net of foreign taxes, $65)	1,028
Total investment income	$124,420,406

Expenses
Investment adviser fee	$36,373,920
Administration fee	7,050,427
Distribution and service fees
Investor Class	1,769,328
Class C	194,292
Trustees’ fees and expenses	68,000
Custodian fee	5,313,493
Transfer and dividend disbursing agent fees	2,114,850
Legal and accounting services	146,334
Printing and postage	351,959
Registration fees	385,523
Miscellaneous	198,424
Total expenses	$53,966,550
Deduct —
Reduction of custodian fee	$187
Total expense reductions	$187

Net expenses	$53,966,363

Net investment income	$70,454,043

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $232,122)	$126,970,066
Foreign currency transactions	(2,354,557)
Net realized gain	$124,615,509
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $205,973)	$(222,928,725)
Foreign currency	(257,326)
Net change in unrealized appreciation (depreciation)	$(223,186,051)

Net realized and unrealized loss	$(98,570,542)

Net decrease in net assets from operations	$(28,116,499)

29	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$70,454,043	$60,340,212
Net realized gain from investment and foreign currency transactions	124,615,509	50,565,991
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(223,186,051)	(361,780,951)
Net decrease in net assets from operations	$(28,116,499)	$(250,874,748)
Distributions to shareholders —
From net investment income
Investor Class	$(7,624,891)	$(10,167,892)
Class C	(62,696)	(104,628)
Institutional Class	(53,005,889)	(53,474,366)
Class R6	(8,251,614)	—
From net realized gain
Investor Class	(3,278,070)	—
Class C	(91,108)	—
Institutional Class	(18,387,380)	—
Class R6	(2,812,144)	—
Total distributions to shareholders	$(93,513,792)	$(63,746,886)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$197,861,864	$421,136,418
Class C	897,819	2,992,656
Institutional Class	1,330,896,984	1,414,075,531
Class R6	666,535,564	—
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	9,748,494	8,965,960
Class C	129,392	81,618
Institutional Class	55,872,880	43,279,391
Class R6	10,865,403	—
Cost of shares redeemed
Investor Class	(362,395,741)	(353,127,985)
Class C	(4,832,577)	(4,912,768)
Institutional Class	(1,504,658,092)	(550,702,918)
Class R6	(11,403,828)	—
Net increase in net assets from Fund share transactions	$389,518,162	$981,787,903

Net increase in net assets	$267,887,871	$667,166,269

Net Assets
At beginning of year	$4,168,437,336	$3,501,271,067
At end of year	$4,436,325,207	$4,168,437,336

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(12,478,408)	$(15,150,494)

30	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Financial Highlights

	Investor Class
	Year Ended January 31,			Period Ended January 31, 2012(1)		Year Ended October 31,
	2015	2014	2013			2011	2010
Net asset value — Beginning of period	$14.070	$15.260	$13.940	$13.750		$15.540	$12.440

Income (Loss) From Operations
Net investment income (loss)(2)	$0.204	$0.201	$0.173	$(0.014)		$0.201	$0.105
Net realized and unrealized gain (loss)	(0.166)	(1.204)	1.339	0.328		(1.826)	3.082

Total income (loss) from operations	$0.038	$(1.003)	$1.512	$0.314		$(1.625)	$3.187

Less Distributions
From net investment income	$(0.180)	$(0.187)	$(0.181)	$(0.124)		$(0.165)	$(0.089)
From net realized gain	(0.078)	—	—	—		—	—
Tax return of capital	—	—	(0.011)	—		—	—

Total distributions	$(0.258)	$(0.187)	$(0.192)	$(0.124)		$(0.165)	$(0.089)

Redemption fees(2)(3)	$—	$—	$—	$—		$0.000 (4)	$0.002

Net asset value — End of period	$13.850	$14.070	$15.260	$13.940		$13.750	$15.540

Total Return(5)	0.25%	(6.62)%	10.89%	2.38	%(6)	(10.59)%	25.77%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$599,094	$755,768	$738,776	$493,567		$481,194	$267,040
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.36%	1.38%	1.42%	1.45	%(8)	1.45%	1.51%
Net investment income (loss)	1.34%	1.36%	1.22%	(0.43	)%(8)	1.33%	0.77%
Portfolio Turnover	9%	7%	3%	0	%(6)(9)	3%	8%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than 0.5%.

31	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Financial Highlights — continued

	Class C
	Year Ended January 31,			Period Ended January 31, 2012(1)		Year Ended October 31,
	2015	2014	2013			2011	2010
Net asset value — Beginning of period	$13.960	$15.130	$13.820	$13.530		$15.310	$12.280

Income (Loss) From Operations
Net investment income (loss)(2)	$0.094	$0.091	$0.095	$(0.038)		$0.074	$0.020
Net realized and unrealized gain (loss)	(0.163)	(1.188)	1.294	0.333		(1.792)	3.032

Total income (loss) from operations	$(0.069)	$(1.097)	$1.389	$0.295		$(1.718)	$3.052

Less Distributions
From net investment income	$(0.053)	$(0.073)	$(0.075)	$(0.005)		$(0.062)	$(0.024)
From net realized gain	(0.078)	—	—	—		—	—
Tax return of capital	—	—	(0.004)	—		—	—

Total distributions	$(0.131)	$(0.073)	$(0.079)	$(0.005)		$(0.062)	$(0.024)

Redemption fees(2)(3)	$—	$—	$—	$—		$0.000 (4)	$0.002

Net asset value — End of period	$13.760	$13.960	$15.130	$13.820		$13.530	$15.310

Total Return(5)	(0.51)%	(7.27)%	10.07%	2.18	%(6)	(11.27)%	24.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,996	$19,779	$23,348	$22,646		$22,866	$22,800
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.11%	2.13%	2.16%	2.19	%(8)	2.19%	2.26%
Net investment income (loss)	0.63%	0.63%	0.68%	(1.18	)%(8)	0.49%	0.15%
Portfolio Turnover	9%	7%	3%	0	%(6)(9)	3%	8%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than 0.5%.

32	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Financial Highlights — continued

	Institutional Class
	Year Ended January 31,			Period Ended January 31, 2012(1)		Year Ended October 31,
	2015	2014	2013			2011	2010
Net asset value — Beginning of period	$14.110	$15.310	$13.970	$13.810		$15.580	$12.460

Income (Loss) From Operations
Net investment income (loss)(2)	$0.243	$0.224	$0.222	$(0.006)		$0.233	$0.163
Net realized and unrealized gain (loss)	(0.162)	(1.197)	1.339	0.322		(1.821)	3.071

Total income (loss) from operations	$0.081	$(0.973)	$1.561	$0.316		$(1.588)	$3.234

Less Distributions
From net investment income	$(0.223)	$(0.227)	$(0.209)	$(0.156)		$(0.182)	$(0.116)
From net realized gain	(0.078)	—	—	—		—	—
Tax return of capital	—	—	(0.012)	—		—	—

Total distributions	$(0.301)	$(0.227)	$(0.221)	$(0.156)		$(0.182)	$(0.116)

Redemption fees(2)(3)	$—	$—	$—	$—		$0.000 (4)	$0.002

Net asset value — End of period	$13.890	$14.110	$15.310	$13.970		$13.810	$15.580

Total Return(5)	0.55%	(6.42)%	11.22%	2.41	%(6)	(10.39)%	26.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,227,614	$3,392,890	$2,739,147	$1,988,618		$1,845,906	$1,623,796
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.11%	1.13%	1.16%	1.20	%(8)	1.20%	1.26%
Net investment income (loss)	1.59%	1.52%	1.56%	(0.18	)%(8)	1.53%	1.19%
Portfolio Turnover	9%	7%	3%	0	%(6)(9)	3%	8%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than 0.5%.

33	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Financial Highlights — continued

	Class R6
	Period Ended January 31, 2015(1)
Net asset value — Beginning of period	$16.010

Income (Loss) From Operations
Net investment income(2)	$0.027
Net realized and unrealized loss	(1.842)

Total loss from operations	$(1.815)

Less Distributions
From net investment income	$(0.227)
From net realized gain	(0.078)

Total distributions	$(0.305)

Net asset value — End of period	$13.890

Total Return(3)	(11.36	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$593,622
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.07	%(6)
Net investment income	0.31	%(6)
Portfolio Turnover	9	%(7)

(1)	For the period from the commencement of operations, July 1, 2014, to January 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2015.

34	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or qualified retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

35

Parametric Emerging Markets Fund

January 31, 2015

Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

I  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

36

Parametric Emerging Markets Fund

January 31, 2015

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended January 31, 2015 and January 31, 2014 was as follows:

	Year Ended January 31,
	2015	2014

Distributions declared from:
Ordinary income	$78,316,717	$63,746,886
Long-term capital gains	$15,197,075	$—

During the year ended January 31, 2015, accumulated net realized gain was decreased by $31,853,883, accumulated distributions in excess of net investment income was decreased by $1,163,133 and paid-in capital was increased by $30,690,750 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), foreign capital gains taxes and investments in passive foreign investment companies (PFICs). Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$8,462,275
Undistributed long-term capital gains	$54,423,857
Net unrealized depreciation	$(158,586,893)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in PFICs and the tax treatment of short-term capital gains.

During the year ended January 31, 2015, capital loss carryforwards of $10,862,282 were utilized to offset net realized gains by the Fund.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,580,024,859

Gross unrealized appreciation	$766,437,355
Gross unrealized depreciation	(923,190,053)

Net unrealized depreciation	$(156,752,698)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion and 0.73% on average daily net assets of $5 billion and over, and is payable monthly. For the year ended January 31, 2015, the investment adviser fee amounted to $36,373,920 or 0.77% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended January 31, 2015, the administration fee amounted to $7,050,427.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2015, EVM earned $52,936 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

37

Parametric Emerging Markets Fund

January 31, 2015

Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2015 amounted to $1,769,328 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2015, the Fund paid or accrued to EVD $145,719 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2015 amounted to $48,573 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2015, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $739,107,106 and $395,303,553, respectively, for the year ended January 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Investor Class	2015	2014

Sales	13,143,124	28,688,546
Issued to shareholders electing to receive payments of distributions in Fund shares	694,832	610,344
Redemptions	(24,293,071)	(24,010,356)

Net increase (decrease)	(10,455,115)	5,288,534

38

Parametric Emerging Markets Fund

January 31, 2015

Notes to Financial Statements — continued

	Year Ended January 31,
Class C	2015	2014

Sales	59,440	207,316
Issued to shareholders electing to receive payments of distributions in Fund shares	9,275	5,598
Redemptions	(323,121)	(338,798)

Net decrease	(254,406)	(125,884)

	Year Ended January 31,
Institutional Class	2015	2014

Sales	87,215,213	95,945,622
Issued to shareholders electing to receive payments of distributions in Fund shares	3,973,840	2,938,163
Redemptions	(99,157,476)	(37,453,290)

Net increase (decrease)	(7,968,423)	61,430,495

Class R6	Period Ended January 31, 2015(1)

Sales	42,716,351
Issued to shareholders electing to receive payments of distributions in Fund shares	772,239
Redemptions	(758,357)

Net increase	42,730,233

(1)	Class R6 commenced operations on July 1, 2014.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2015.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

39

Parametric Emerging Markets Fund

January 31, 2015

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$38,298,587	$1,983,183,902		$54,960	$2,021,537,449
Emerging Europe	35,738,396	702,201,596		—	737,939,992
Latin America	794,143,475	—		0	794,143,475
Middle East/Africa	239,983	808,326,776		344,140	808,910,899

Total Common Stocks	$868,420,441	$3,493,712,274	**	$399,100	$4,362,531,815

Equity-Linked Securities	$—	$35,210,094		$—	$35,210,094
Investment Funds	—	3,409,249		—	3,409,249
Rights	—	33,756		—	33,756
Short-Term Investments	—	22,087,247		—	22,087,247

Total Investments	$868,420,441	$3,554,452,620		$399,100	$4,423,272,161

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2015 is not presented.

At January 31, 2015, investments having a value of $4,226,213 and $343,346,026 at January 31, 2014 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the year then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service as discussed in Note 1A.

40

Parametric Emerging Markets Fund

January 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Emerging Markets Fund as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 19, 2015

41

Parametric Emerging Markets Fund

January 31, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended January 31, 2015, the Fund designates approximately $77,434,795, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 0.41% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  For the fiscal year ended January 31, 2015, the Fund paid foreign taxes of $14,192,420 and recognized foreign source income of $137,965,587.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2015, $96,181,779 or, if subsequently determined to be different, the net capital gain of such year.

42

Parametric Emerging Markets Fund

January 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

43

Parametric Emerging Markets Fund

January 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.

44

Parametric Emerging Markets Fund

January 31, 2015

Management and Organization — continued

(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

46

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

2774 1.31.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Parametric Emerging Markets Fund, Parametric Global Small-Cap Fund, and Parametric International Equity Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”),

a Massachusetts business trust, which, including the Funds, contains a total of 37 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following table presents the aggregate fees billed to each Fund for the Fund’s fiscal years ended January 31, 2014 and January 31, 2015 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Emerging Markets Fund

Fiscal Years Ended	1/31/14	1/31/15
Audit Fees	$77,720	$83,170
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,290	$25,595
All Other Fees(3)	$0	$0

Total	$95,010	$108,765

Parametric Global Small-Cap Fund

Fiscal Years Ended	1/31/14	1/31/15
Audit Fees	$23,250	$23,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,240	$9,685
All Other Fees(3)	$0	$0

Total	$33,490	$33,635

Parametric International Equity Fund

Fiscal Years Ended	1/31/14	1/31/15
Audit Fees	$24,110	$24,910
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,260	$13,105
All Other Fees(3)	$0	$0

Total	$37,370	$38,015

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends* (January 31, February 28, August 31, September 30, October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/13	10/31/13	12/31/13	1/31/14	8/31/14	9/30/14	10/31/14	12/31/14	1/31/15
Audit Fees	$117,400	$556,530	$93,320	$125,080	$47,050	$122,212	$558,976	$97,220	$132,030
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$29,970	$299,460	$57,050	$40,790	$15,655	$33,950	$327,920	$62,110	$48,385
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$147,370	$855,990	$150,370	$165,870	$62,705	$156,162	$886,896	$159,330	$180,415

*	Information is not presented for fiscal years ended 2/28/13, 8/31/13 and 2/28/14 as no Series in the Trust with such fiscal year ends were in operation during such periods.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/13	10/31/13	12/31/13	1/31/14	8/31/14	9/30/14	10/31/14	12/31/14	1/31/15
Registrant(1)	$29,970	$299,460	$57,050	$40,790	$15,655	$33,950	$327,920	$62,110	$48,385
Eaton Vance(2)	$369,820	$526,385	$409,385	$370,325	$256,315	$256,315	$99,750	$99,750	$99,750

*	Information is not presented for fiscal years ended 2/28/13, 8/31/13and 2/28/14 as no Series in the Trust with such fiscal year ends were in operation during such periods.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 13, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2015